As filed with the U.S. Securities and Exchange Commission on November 29, 2023

File No. 033-09504

File No. 811-04878

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 134

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 136

SEI INSTITUTIONAL MANAGED TRUST

SEI Investments Company

One Freedom Valley

Drive Oaks, Pennsylvania 19456

(Address of Principal Executive Offices)

(610) 676-1000

(Registrant’s Telephone Number)

Timothy D. Barto, Esq.

SEI Investments Company

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin, Esq.

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Title of Securities Being Registered. .. .Units of Beneficial Interest

It is proposed that this filing become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☐ on [date] pursuant to paragraph (b)

☒ 60 days after filing pursuant to paragraph (a)(1)

☐ on [date] pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

Subject to Completion. Preliminary Prospectus Dated November 29, 2023

SEI INSTITUTIONAL MANAGED TRUST

Class F Shares

PROSPECTUS

[January 31, 2024]

LARGE CAP GROWTH FUND (SELCX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund is not available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI INSTITUTIONAL MANAGED TRUST

About This Prospectus

FUND SUMMARY
LARGE CAP GROWTH FUND	2
Purchase and Sale of Fund Shares	7
Tax Information	7
Payments to Broker-Dealers and Other Financial Intermediaries	7
MORE INFORMATION ABOUT INVESTMENTS	7
MORE INFORMATION ABOUT RISKS	7
More Information About Principal Risks	8
GLOBAL ASSET ALLOCATION	16
MORE INFORMATION ABOUT THE FUND’S BENCHMARK INDEX	16
INVESTMENT ADVISER	16
SUB-ADVISERS	18
Information About Fee Waivers	19
Sub-Advisers and Portfolio Managers	19
PURCHASING, EXCHANGING AND SELLING FUND SHARES	20
HOW TO PURCHASE FUND SHARES	20
Pricing of Fund Shares	21
Frequent Purchases and Redemptions of Fund Shares	23
Foreign Investors	24
Customer Identification and Verification and Anti-Money Laundering Program	24
HOW TO EXCHANGE YOUR FUND SHARES	25
HOW TO SELL YOUR FUND SHARES	25
Receiving Your Money	25
Methods Used to Meet Redemption Obligations	25
Low Balance Redemptions	26
Suspension of Your Right to Sell Your Shares	26
Large Redemptions	26
Telephone Transactions	26
Unclaimed Property	26
DISTRIBUTION OF FUND SHARES	26
SERVICE OF FUND SHARES	27
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	27
DIVIDENDS, DISTRIBUTIONS AND TAXES	27
Dividends and Distributions	27
Taxes	27
ADDITIONAL INFORMATION	30
FINANCIAL HIGHLIGHTS	31
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED TRUST	Back Cover

LARGE CAP GROWTH FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class F Shares
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Total Annual Fund Operating Expenses	XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years	5 Years		10 Years
Large Cap Growth Fund — Class F Shares	$	XX	$	XX	$	XX	$	XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. The Fund will primarily seek to purchase securities believed to have attractive growth and appreciation potential. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Growth Index (between $XX million and $XX trillion as of December 31, 2023) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Growth Index are subject to change. The Fund will invest primarily in common stocks, preferred stocks, warrants, American Depositary Receipts (ADRs), real estate investment trusts (REITs) and exchange-traded funds (ETFs), as well as forward contracts and swaps for hedging and speculative purposes. The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund may invest up to 20% of its assets in foreign securities.

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation, the Fund’s adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund’s assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

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The Sub-Adviser(s) may implement a long/short equity investment strategy by investing in securities, including through forwards and swaps, believed to offer capital appreciation opportunities while also attempting to take advantage of an anticipated decline in the price of a company. A long/short equity investment strategy takes (i) long positions with respect to investments that are believed to be undervalued relative to their potential and likely to increase in price, and (ii) short positions with respect to investments that are believed to have significant risk of decreasing in price. The Sub-Adviser(s) seek returns from strong security selection on both the long and short sides. These long and short positions may be completely unrelated.

The Fund implements the investment recommendations of SIMC and certain of the Sub-Advisers through the use of an overlay manager appointed by SIMC. Each such Sub-Adviser and SIMC provides a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the applicable Sub-Advisers and SIMC, with the weighting of each such Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC’s forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

Principal Risks

Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Large Capitalization Risk - The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Investment Style Risk - The risk that large capitalization securities and/or growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

Depositary Receipts Risk - Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Real Estate Investment Trusts Risk - REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

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Exchange-Traded Funds Risk - The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Derivatives Risk - The Fund's use of forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below and market risk is described above. Many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Long/Short Risk - The Fund seeks long exposure to certain financial instruments and short exposure to certain other financial instruments. There is no guarantee that the returns on the Fund’s long or short positions will produce positive returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns.

Warrants Risk - Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Leverage Risk - The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Foreign Investment Risk - The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Currency Risk - As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund's investments in securities denominated in foreign currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Small Capitalization Risk - Smaller capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange-listed stocks and may have more price volatility than that of exchange-listed stocks.

4

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten calendar years and by showing how the Fund’s average annual returns for 1, 5 and 10 years, and since the Fund’s inception, compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

2014	10.58%
2015	4.14%
2016	-0.64%
2017	28.39%
2018	-0.89%
2019	33.18%
2020	33.98%
2021	25.39%
2022	-28.83%
2023	XX %

Best Quarter:	Worst Quarter:
[27.17%]	[-20.21%]
[(06/30/2020)]	[(6/30/2022)]

Average Annual Total Returns (for the periods ended December 31, 2023)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Large Cap Growth Fund — Class F	1 Year		5 Years		10 Years		Since Inception (12/20/1994)
Return Before Taxes	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions and Sale of Fund Shares	XX	%	XX	%	XX	%	XX	%
Russell 1000 Growth Index Return (reflects no deduction for fees, expenses or taxes)	XX	%	XX	%	XX	%	XX	%

5

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Eugene Barbaneagra, CFA	Since 2016	Portfolio Manager
Jason Collins	Since 2016	Portfolio Manager, Head of Sub-Advised Equity
Stephen C. Dolce, CFA	Since 2016	Portfolio Manager
David L. Hintz, CFA	Since 2017	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Fred Alger Management, LLC	Patrick Kelly, CFA	Since 2019	Executive Vice President, Portfolio Manager and Head of Alger Capital Appreciation and Spectra Strategies
	Ankur Crawford, Ph.D.	Since 2019	Executive Vice President and Portfolio Manager
Mackenzie Investments Corporation	Arup Datta, CFA	Since 2023	Senior Vice President, Investment Management
	Nicholas Tham, CFA	Since 2023	Vice President, Investment Management
Parametric Portfolio Associates LLC	Paul Bouchey	Since 2015	Global Head of Research
	Thomas Seto	Since 2015	Head of Investment Management Managing
	James Reber	Since 2022	Director, Portfolio Management
PineStone Asset Management Inc.	Nadim Rizk, CFA	Since 2016	Chief Executive, Chief Investment Officer and Lead Portfolio Manager
	Andrew Chan, CIM	Since 2016	Head of Research

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 7 of this prospectus.

6

Purchase and Sale of Fund Shares

The minimum initial investment for Class F Shares is $100,000 with minimum subsequent investments of $1,000. Such minimums may be waived at the discretion of SIMC. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your authorized financial institution or intermediary directly. Authorized financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund’s transfer agent (the Transfer Agent) or the Fund’s authorized agent, using certain SEI Investments Company (SEI) or third party systems or by calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Fund generally are taxable and will be taxed as qualified dividend income, ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT INVESTMENTS

The Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities and certain other instruments.

The Fund has its own investment goal and strategies for reaching that goal. The Fund’s assets are managed under the direction of SIMC and one or more Sub-Advisers, who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goals.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions; however, the Fund may also invest in other securities, use other strategies or engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in more detail in the Fund’s Statement of Additional Information (SAI).

For temporary defensive or liquidity purposes during unusual economic or market conditions, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s strategies. The Fund will do so only if SIMC or a Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. During such time, the Fund may not achieve its investment goal. Although not expected to be a component of the Fund’s principal investment strategies, the Fund may lend its securities to certain financial institutions in an attempt to earn additional income.

MORE INFORMATION ABOUT RISKS

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. SIMC and the Sub-Advisers, as applicable, make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which those securities trade. The effect on the Fund’s share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

7

The Large Cap Growth Fund implements the investment recommendations of SIMC and all or a portion of its Sub-Advisers through the use of an overlay manager appointed by SIMC. Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. The Fund is subject to the risk that the performance of the Fund may deviate from the performance of a Sub-Adviser’s model portfolio or the performance of other proprietary or client accounts over which the Sub-Adviser retains trading authority (Other Accounts). The overlay manager’s variation from the Sub-Adviser’s model portfolio may contribute to performance deviations, including under performance. In addition, a Sub-Adviser may implement its model portfolio for its Other Accounts prior to submitting its model to the Fund. In these circumstances, trades placed by the overlay manager pursuant to a model portfolio may be subject to price movements that result in the Fund receiving prices that are different from the prices obtained by the Sub-Adviser for its Other Accounts, including less favorable prices. The risk of such price deviations may increase for large orders or where securities are thinly traded.

Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries, where political turmoil and rapid changes in economic conditions are more likely to occur.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Fund:

Convertible Securities and Preferred Stocks — Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value typically declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (junk bonds) or not rated and are subject to credit risk and prepayment risk, which are discussed below.

Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed below.

Currency — The Fund takes active and/or passive positions in currencies, which involve different techniques and risk analyses than the Fund’s purchases of securities or other investments. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Fund if they are unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges they have entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

8

Depositary Receipts — Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, depositary receipts, including American Depositary Receipts (ADRs), are subject to many of the risks associated with investing directly in foreign securities, which are further described below.

Derivatives — Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, forward contracts, options and swaps. Changes in the market value of a security that is a reference asset for a derivative instrument may not be proportionate to changes in the market value of the derivative instrument itself. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position prior to expiration. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease. The Fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk, counterparty risk and tax risk. Leverage risk is described below. The Fund’s counterparties to its derivative contracts present the same types of credit risk as issuers of fixed income securities. Lack of availability risk is the risk that suitable derivative transactions, such as roll-forward contracts, may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Counterparty risk is the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivative contract, or a borrower of the Fund's securities is unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations. These risks could cause the Fund to lose more than the principal amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Tax risk is the risk that the use of derivatives may cause the Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund's ability to pay out dividends subject to preferential rates or the dividends received deduction, thereby increasing the amount of taxes payable by some shareholders.

Derivatives are also subject to a number of other risks described elsewhere in this prospectus. Derivatives transactions conducted outside of the U.S. may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Derivatives transactions conducted outside the U.S. also are subject to the risks affecting foreign securities, currencies and other instruments, in addition to other risks.

Economic Risk of Global Health Events — The market value of the Fund’s investments may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political, and financial conditions or industry or economic trends or developments may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in money policy, increases or decreases in interest rates, war, acts of terrorism, recessions, or other actual or perceived factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions, and other adverse effects that could negatively impact the Fund’s performance. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to a coronavirus (COVID-19). The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

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Equity Market — Because the Fund will significantly invest in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Exchange-Traded Products (ETPs) — The risks of owning interests of an exchange-traded product (ETP), such as an ETF, exchange-traded note (ETN) or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETP's shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF's investments, which may be emphasized in less liquid markets. The value of an ETN may also differ from the valuation of its reference market or instrument due to changes in the issuer's credit rating. By investing in an ETP, the Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund's operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Leveraged ETFs contain all of the risks that non-leveraged ETFs present. Additionally, to the extent the Fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leverage risk, described below. Inverse ETFs seek to provide investment results that match a negative of the performance of an underlying index. Leveraged inverse ETFs seek to provide investment results that match a negative multiple of the performance of an underlying index. To the extent that the Fund invests in leveraged inverse ETFs, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises. Leveraged, inverse and leveraged inverse ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time. These investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.

Generally, ETNs are structured as senior, unsecured notes in which an issuer, such as a bank, agrees to pay a return based on a target index or other reference instrument less any fees. ETNs allow individual investors to have access to derivatives linked to commodities and other assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the NYSE) during normal trading hours. However, investors can also hold an ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political or geographic events that affect the referenced commodity. The value of an ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general, including the risk that a counterparty will fail to make payments when due or default.

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Foreign Investment/Emerging and Frontier Markets — The Fund may invest in foreign issuers, including issuers located in emerging and frontier market countries. Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets.

Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase. “Frontier market countries” are a subset of emerging market countries with even smaller national economies. Emerging market countries, and, to an even greater extent, frontier market countries, may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market and frontier market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market and frontier market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market and frontier market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Frontier countries are a subset of emerging market countries with even smaller national economies. The economies of frontier market countries tend to be less correlated to global economic cycles than the economies of more developed countries and their markets have lower trading volumes and may exhibit greater price volatility and illiquidity. A small number of large investments in these markets may affect these markets to a greater degree than more developed markets. Frontier market countries may also be affected by government activities to a greater degree than more developed countries. For example, the governments of frontier market countries may exercise substantial influence within the private sector or subject investments to government approval, and governments of other countries may impose or negotiate trade barriers, exchange controls, adjustments to relative currency values and other measures that adversely affect a frontier market country. Governments of other countries may also impose sanctions or embargoes on frontier market countries. Although all of these risks are generally heightened with respect to frontier market countries, they also apply to emerging market countries.

Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in the Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses. In addition, the recent large-scale invasion of Ukraine by Russia and resulting responses, including economic sanctions by the U.S. and other countries against certain Russian individuals and companies could negatively impact the Fund's performance and cause losses on your investment in the Fund.

Forward Contracts — A forward contract, also called a “forward”, involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for the Fund’s account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.

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Futures Contracts — Futures contracts, or “futures”, provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include: (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts and which may be unlimited, depending on the structure of the contract. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous. If movements in the markets for security futures contracts or the underlying security decrease the value of the Fund’s positions in security futures contracts, the Fund may be required to have or make additional funds available to its brokerage firm as margin. If the Fund’s account is under the minimum margin requirements set by the exchange or the brokerage firm, its position may be liquidated at a loss, and the Fund will be liable for the deficit, if any, in its account. The Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund’s positions. The successful use of futures depends upon a variety of factors, particularly the ability of SIMC or the Sub-Advisers to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Hedged Strategies — The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales and derivative transactions. There is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies. The investment strategies employed by the Fund that emphasize hedged positions rather than non-hedged positions in securities and derivatives are used in an effort to protect against losses due to general movements in market prices and are tools used to manage the Fund’s price volatility. However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved. Hedging against a decline in the value of positions does not eliminate fluctuations in the values of such positions or prevent losses if the values of such positions decline but, rather, establishes other positions designed to gain from those same developments, thus offsetting the decline in the hedged positions’ values. In a hedging transaction there may be imperfect correlation, or even no correlation, between the identity, price or price movements of a financial instrument and the identity, price or price movements of the investments being hedged. This lack of correlation may cause the hedge to be unsuccessful and may result in the Fund incurring substantial losses and/or not achieving anticipated gains. Separately, hedging strategies can reduce opportunity for gain by offsetting the positive effect of favorable price movements. Even if the strategy works as intended, the Fund might be in a better position had it not attempted to hedge at all.

Investment Company — The Fund may purchase shares of investment companies, such as open-end funds, ETFs and closed-end funds. When the Fund invests in an investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. The Fund may invest in affiliated funds including, for example, money market funds for reasons such as cash management or other purposes. In such cases, the Fund’s adviser and its affiliates will earn fees at both the Fund level and within the underlying fund with respect to the Fund’s assets invested in the underlying fund. In part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. See also, “Exchange-Traded Products (ETPs),” above.

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Investment Style — Investment style risk is the risk that the Fund’s investment in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Large Capitalization — If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Rule 18f-4 under the 1940 Act requires, among other things, that the Fund either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on one of two value-at-risk tests. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet the applicable requirements of the 1940 Act and the rules thereunder.

Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The Fund’s NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Although the Fund may have an investment portfolio of short-term debt securities that is similar to the investment portfolios of many money market funds, the Fund is not a money market fund, does not seek to maintain a stable NAV per share, and does not provide investors with the same regulatory protections as a money market fund. Under normal conditions, the Fund’s investments may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the Fund’s investments. Certain of the Fund’s investments may not be permitted investments of a money market fund.

Opportunity — The Fund may miss out on an investment opportunity because the assets necessary to take advantage of that opportunity are tied up in other investments.

Portfolio Turnover — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Private Placements — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

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Reallocation — In addition to managing the Fund, SIMC constructs and maintains strategies (Strategies) for certain clients, and the Fund is designed in part to implement those Strategies. Within the Strategies, SIMC periodically adjusts the target allocations among the Fund to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Fund. Because a significant portion of the assets in the Fund may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Fund. Although reallocations are intended to benefit investors that invest in the Fund through the Strategies, they could in certain cases have a detrimental effect on Fund that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting the portfolio management strategy, and causing the Fund to incur taxable gains. SIMC seeks to manage the impact to the Fund resulting from reallocations in the Strategies.

Real Estate Investment Trusts — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through a Fund, shareholders will not only bear the proportionate share of the expenses of the Fund, but will also, indirectly, bear similar expenses of underlying REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a U.S. REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act.

Short Sales — Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. Because a borrowed security could theoretically increase in price without limitation, the loss associated with short selling is potentially unlimited. To the extent that the Fund reinvests proceeds received from selling securities short, it may effectively create leverage, which is discussed above. Pursuant to its particular investment strategy, a Sub-Adviser may have a net short exposure in the portfolio of assets allocated to the Sub-Adviser.

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Small and Medium Capitalization Issuers — Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Swap Agreements — Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, counterparty risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Total return swaps are contracts that obligate a party to pay interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty. Fully funded total return swaps have economic and risk characteristics similar to credit-linked notes, which are described above. Fully funded equity swaps have economic and risk characteristics similar to participation notes (P-Notes).

A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If the Fund is a seller of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Fund is a buyer of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is generally determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset.

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The Dodd-Frank Act, which was signed into law on July 21, 2010, established a comprehensive new regulatory framework for swaps and security-based swaps. Key Dodd-Frank Act provisions relating to swaps and security-based swaps require rulemaking by the Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC), not all of which have been completed as of the date of this prospectus. Prior to the Dodd-Frank Act, the swaps and security-based swaps transactions generally occurred on a bilateral basis in the OTC market (so-called “bilateral OTC transactions”). Pursuant to the Dodd-Frank Act, some, but not all, swaps and security-based swaps transactions are now required to be centrally cleared and traded on exchanges or electronic trading platforms. Bilateral OTC transactions differ from exchange-traded or cleared swaps and security-based swaps in several respects. Bilateral OTC transactions are transacted directly between counterparties and not through an exchange (although they may be submitted for clearing with a clearing corporation). As bilateral OTC transactions are entered into directly with a counterparty, there is a risk of nonperformance by the counterparty as a result of its insolvency or otherwise. Under certain risk mitigation regulations adopted pursuant to the Dodd-Frank Act (commonly referred to as "Margin Rules"), the Fund is required to post collateral (known as variation margin) to cover the mark-to-market exposure in respect of its uncleared transactions in swaps and security-based swaps. The Margin Rules also mandate that collateral in the form of initial margin be posted to cover potential future exposure attributable to uncleared transactions in swaps and security-based swaps for certain entities, which may include the Fund. In addition, clearing agencies may impose separate margin requirements for certain cleared transactions in swaps and security-based swaps.

Warrants — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

GLOBAL ASSET ALLOCATION

The Fund and other funds managed by SIMC are used within the global asset allocation strategies (Strategies) that SIMC constructs and maintains for certain clients (Strategy Clients). The Fund is designed in part to be used as a component within those Strategies. The degree to which a Strategy Client’s portfolio is invested in the particular market segments and/or asset classes represented by the Fund and other funds varies. SIMC believes that an investment in a portfolio of funds representing a range of asset classes as part of a Strategy may reduce the Strategy’s overall level of volatility.

Within the Strategies, SIMC periodically adjusts the target allocations among the Fund and other funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Fund and other funds. Because a significant portion of the assets in the Fund and other funds may be attributable to investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Fund. Although reallocations are intended to benefit investors that invest in the Fund through the Strategies, they could, in certain cases, have a detrimental effect on the Fund. Such detrimental effects could include: transaction costs, capital gains and other expenses resulting from an increase in portfolio turnover; and disruptions to the portfolio management strategy, such as foregone investment opportunities or the inopportune sale of securities to facilitate redemptions.

MORE INFORMATION ABOUT THE FUND’S BENCHMARK INDEX

The following information describes the index referred to in the Performance Information sections of this prospectus.

The Russell 1000 Growth Index measures the performance of the large cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the large cap growth segment. The Russell 1000 Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

INVESTMENT ADVISER

SIMC, an SEC registered investment adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Fund. As of September 30, 2023, SIMC had approximately $XX billion in assets under management.

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The Fund is managed by SIMC and one or more Sub-Advisers. SIMC acts as a “manager of managers” of the Fund and, subject to the oversight of the Board, is responsible for:

— researching and recommending to the Board, the hiring, termination and replacement of Sub-Advisers;

— allocating, on a continuous basis, assets of the Fund among the Sub-Advisers (to the extent the Fund has more than one Sub-Adviser);

— monitoring and evaluating each Sub-Adviser’s performance;

— overseeing the Sub-Advisers to ensure compliance with the Fund’s investment objectives, policies and restrictions; and

— monitoring each Sub-Adviser’s adherence to its investment style.

SIMC acts as manager of managers for the Fund pursuant to an exemptive order obtained from the SEC. The exemptive order permits SIMC, with the approval of the Board, to retain unaffiliated sub-advisers for the Fund without submitting the sub-advisory agreements to a vote of the applicable Fund’s shareholders. Among other things, the exemptive order permits the non-disclosure of amounts payable by SIMC under a particular sub-advisory agreement, but instead requires SIMC to disclose the aggregate amount of sub-advisory fees paid by SIMC with respect to the Fund. As a manager of managers, SIMC is ultimately responsible for the investment performance of the Fund. The Board supervises SIMC and the Sub-Advisers and establishes policies that they must follow in their management activities.

In accordance with a separate exemptive order that the Trust and SIMC have obtained from the SEC, the Board may approve a new sub-advisory agreement or a material amendment to an existing sub-advisory agreement at a meeting that is not in person, subject to certain conditions, including that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting.

SIMC sources, analyzes, selects and monitors a wide array of Sub-Advisers across multiple asset classes. Differentiating manager skill from market-generated returns is one of SIMC’s primary objectives, as it seeks to identify Sub-Advisers that can deliver attractive investment results. SIMC believes that a full assessment of qualitative as well as quantitative factors is required to identify truly skilled managers. In carrying out this function, SIMC forms forward-looking expectations regarding how a Sub-Adviser will execute a given investment mandate; defines environments in which the strategy is likely to outperform or underperform; and seeks to identify the relevant factors behind a Sub-Adviser’s performance. It also utilizes this analysis to identify catalysts that would lead SIMC to reevaluate its view of a Sub-Adviser.

SIMC then constructs a portfolio that seeks to maximize the risk-adjusted rate of return by finding a proper level of diversification between sources of excess return (at an asset class level) and the investment managers implementing them. The allocation to a given investment manager is based on SIMC’s analysis of the manager’s particular array of alpha sources, the current macroeconomic environment, expectations about the future macroeconomic environment, and the level of risk inherent in a particular manager’s investment strategy. SIMC measures and allocates to Sub-Advisers based on risk allocations in an attempt to ensure that one manager does not dominate the risk of a multi-manager, multi-return-source Fund.

The following portfolio managers are primarily responsible for management and oversight of the Fund, as described above.

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Jason Collins serves as a Portfolio Manager for the Large Cap Growth Fund. Mr. Collins is Head of Sub-Advised Equity and the Head of the UK Investment Management Unit. In addition to lead portfolio management responsibility on various equity funds, Mr. Collins oversees resources and investment strategy for all equity portfolios. Prior to his current role, he served in a number of investment leadership roles at SEI and, before joining the firm, had gained significant experience in the fields of manager selection and portfolio management. Mr. Collins earned his Bachelor of Arts in financial services, with honors, from Bournemouth University and is a member of the CFA society.

Stephen C. Dolce, CFA, serves as a Portfolio Manager for the Large Cap Growth Fund. In this role, Mr. Dolce is responsible for the management of the portfolios, capital market research, ongoing evaluation and allocation of equity managers and capital for the SEI Funds. Prior to joining SEI, Mr. Dolce was Partner, Portfolio Manager, Analyst and Investment Committee Member at Philadelphia International Advisors LP (PIA). Previously, Mr. Dolce was a Sector Portfolio Manager and Senior Analyst at DuPont Capital Management (DCM). Mr. Dolce also served as a Global Equity and Derivatives Trader at Grantham, Mayo & Van Otterloo & Co. LLC (GMO) in Boston. Mr. Dolce received his Bachelor of Science from Boston College, Carroll School of Management with a concentration in economics. Mr. Dolce received a Masters of Finance from Northeastern University. Mr. Dolce is a CFA charterholder, a member of AIMR, the Philadelphia Financial Analysts and an industry mentor to the University of Delaware CFA Research Challenge students.

David L. Hintz, CFA serves as a Portfolio Manager for the Large Cap Growth Fund. In this role, Mr. Hintz is responsible for the management of the portfolios, capital market research, ongoing evaluation and allocation of equity managers and capital for the SEI funds. Prior to joining SEI, Mr. Hintz worked at Russell Investments as a Portfolio Manager and previously as the Head of US Equity Research and a Research Analyst. Mr. Hintz received his Bachelor of Science from Walla Walla University and his M.B.A. from Pacific Lutheran University. Mr. Hintz is a CFA charterholder from the CFA Institute.

In addition, for the Large Cap Growth Fund, SIMC and its portfolio managers manage all or a portion of the assets of the Fund in a manner that they believe will help the Fund achieve its investment goals:

Eugene Barbaneagra, CFA, manages a portion of the assets of the Large Cap Growth Fund. Mr. Barbaneagra’s investment strategies are implemented through an overlay manager as disclosed in the Fund’s principal investment strategies.

SUB-ADVISERS

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. Each Sub-Adviser must also operate within the Fund’s investment objective, restrictions and policies, and within specific guidelines and instructions established by SIMC from time to time. Each Sub-Adviser is responsible for managing only the portion of the Fund allocated to it by SIMC, and Sub-Advisers may not consult with each other concerning transactions for the Fund. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

For the fiscal year or period ended September 30, 2023, SIMC received investment advisory fees, as a percentage of the Fund’s average daily net assets, at the following annual rates:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Large Cap Growth Fund	0.40%	XX	%

A discussion regarding the basis of the Board’s approval of the Fund’s investment advisory and sub-advisory agreements is available in the Fund’s Semi-Annual Report, which covers the period of October 1, 2022 through March 31, 2023, and the Fund’s Annual Report, which covers the period of October 1, 2022 through September 30, 2023.

SIMC has registered with the National Futures Association as a "commodity pool operator" under the Commodities Exchange Act (CEA). SIMC has claimed, with respect to the Fund in accordance with CFTC Regulation 4.5 and other relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the CEA. SIMC is therefore not subject to regulation as commodity pool operator under the CEA with regard to the operation of the Fund.

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Information About Fee Waivers

Actual total annual fund operating expenses of the Class F Shares of the Fund for the most recent fiscal year were less than the amounts shown in the Annual Fund Operating Expenses tables in the Fund Summary sections because the Fund’s adviser, the Fund’s administrator and/or the Fund’s distributor voluntarily waived and/or reimbursed a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs associated with litigation- or tax-related services, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The voluntary waivers of fees by the Fund’s adviser, the Fund’s administrator and/or the Fund’s distributor are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses (AFFE). The Fund’s adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these voluntary waivers and/or reimbursements at any time. With these fee waivers, the actual total annual fund operating expenses of the Class F Shares of the Fund for the most recent fiscal year (ended September 30, 2023) were as follows:

Fund Name — Class F Shares	Total Annual Fund Operating Expenses (before fee waivers)		Total Annual Fund Operating Expenses (after fee waivers but excluding waiver to maintain income yield)		Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*		Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense, fees paid indirectly and after extraordinary expenses, if applicable)*
Large Cap Growth Fund	XX	%	XX	%	XX	%	XX	%

* AFFE reflects the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies during the most recent fiscal year.

Sub-Advisers and Portfolio Managers

LARGE CAP GROWTH FUND:

As further described in the Principal Investment Strategies of the Large Cap Growth Fund's Summary section, certain Sub-Advisers will manage their portion of the Fund's portfolio by making recommendations as to the purchase, sale and retention of assets, with those recommendations executed by Parametric Portfolio Associates LLC (Parametric) as overlay manager.

Fred Alger Management, LLC: Fred Alger Management, LLC (Alger), located at 100 Pearl Street, 27th Floor, New York, New York 10004, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals manages the portion of the Large Cap Growth Fund's assets allocated to Alger. Mr. Patrick Kelly has been employed by Alger since 1999. Mr. Kelly has been a portfolio manager since 2004, an Executive Vice President since 2008, and the Head of Alger Capital Appreciation and Spectra Strategies since 2015. Ankur Crawford, Ph.D. has been employed by Alger since 2004. Dr. Crawford has been a portfolio manager since 2010 and an Executive Vice President since 2019. Previously, Dr. Crawford served as a Vice President and an Analyst from 2007 to 2010, a Senior Analyst from 2010 to 2016, and a Senior Vice President from 2010 to 2019.

Mackenzie Investments Corporation: Mackenzie Investments Corporation (Mackenzie), located at Two International Place, Suite 2320, Boston, MA 02110, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals manages the portion of the Large Cap Growth Fund's assets allocated to Mackenzie. Mr. Arup Datta, CFA, Senior Vice President, Investment Management, joined Mackenzie in 2017 as the Head of Global Quantitative Equity Team and a Portfolio Manager. Prior to joining Mackenzie, Mr. Datta was the Chief Investment Officer, International Equities, and a Portfolio Manager at AJO, LP from 2012 to 2017. Mr. Datta previously worked at Agriya Investors as President and Portfolio Manager and Numeric Investors as Director of Portfolio Management and Portfolio Manager. Mr. Nicholas Tham, CFA, joined Mackenzie in 2017 as Vice President, Investment Management, and Portfolio Manager. Prior to joining Mackenzie, Mr. Tham was a Portfolio Manager at AJO, LP from 2012 to 2017. Mr. Tham previously worked as an Analyst at Agriya Investors and Weiss Asset Management. Mr. Datta and Mr. Tham also hold the Chartered Financial Analyst (CFA) designation.

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Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC (Parametric), located at 800 Fifth Avenue, Suite 2800, Seattle, WA 98104, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals at Parametric, led by Paul Bouchey, Global Head of Research, Thomas Seto, Head of Investment Management, and James Reber, Managing Director, Portfolio Management manages the portion of the Large Cap Growth Fund's assets allocated to Parametric. Messrs. Bouchey, Seto and Reber have been with Parametric since 2006, 1998 and 2004 respectively.

PineStone Asset Management Inc.: PineStone Asset Management Inc. (PineStone) serves as a Sub-Adviser to a portion of the assets of the Large Cap Growth Fund. PineStone is located at 1981 McGill College Avenue, Suite 1600, Montreal, QC, Canada H3A 2Y1. PineStone is a specialist global equity manager founded in 2021 that is 100% employee owned and is a registered investment adviser with the U.S. Securities & Exchange Commission. PineStone is focused exclusively on helping clients achieve their financial goals by investing in what PineStone believes to be high quality companies worldwide. PineStone had approximately CAN$60 billion in assets under management as of January 31, 2022 and is led by Nadim Rizk, CFA. Mr. Rizk is the Chief Executive Officer, Chief Investment Officer and Lead Portfolio Manager of PineStone. Mr. Rizk has over 24 years of industry experience and founded PineStone in 2021. Prior experiences include positions as Lead Portfolio Manager, Head of Global Equities, Lead Manager for U.S. and Global Equity portfolios, as well as Senior Global Research Analyst positions at some of Canada's leading investment management firms, including Fiera Capital Corporation (FCC), which he joined in 2009. Mr. Rizk graduated from the American University of Beirut with a Bachelor of Business Administration, majoring in Finance. Mr. Rizk later obtained an M.B.A. from McGill University and also obtained the Chartered Financial Analyst designation. Andrew Chan, CIM, is the Head of Research at PineStone. Mr. Chan has over 18 years of industry experience. Prior experiences include Director of Research and senior analyst positions for U.S. and global equities at leading investment management firms, most recently with FCC, which he joined in 2009. Mr. Chan graduated from McGill University with a Bachelor of Commerce, majoring in Finance. Mr. Chan later obtained a Master of Science in Finance from HEC Montréal. Mr. Chan can act as portfolio manager if Mr. Rizk is unable to do so.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership, if any, of Fund shares.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

The following sections tell you how to purchase, exchange and sell (sometimes called “redeem”) Class F Shares of the Fund. The Fund offers Class F Shares only to financial institutions and intermediaries for their own or their customers’ accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Authorized financial institutions and intermediaries may purchase, sell or exchange Class F Shares by placing orders with the Transfer Agent or the Fund’s authorized agent. Authorized financial institutions and intermediaries that use certain SEI or third party systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Fund, at its discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interest of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in the Fund in any twelve-month period). For more information regarding the Fund’s policies and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

You may be eligible to purchase other classes of shares of the Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which classes of shares are available to you.

The Fund calculates its NAV per share once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day’s NAV per share, generally the Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

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When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the next determined NAV per share after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Fund. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. You may obtain the current NAV of the Fund by calling 1-800-DIAL-SEI.

If a market quotation is readily available for the valuation of Fund investments, then it is valued by the Fund’s administrator at current market value in accordance with the Fund’s Pricing and Valuation Procedures. The Trust's Board of Trustees has designated SIMC as the Valuation Designee for the Fund pursuant to Rule 2a-5 under the 1940 Act (the "Rule"). The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board's designation, has appointed a committee of SIMC persons to function as the Valuation Designee (the "Committee") and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s Valuation and Pricing Policy (together with SIMC's Valuation and Pricing Policy, the "Fair Value Procedures").

As discussed in detail below, the Committee will typically first seek to fair value investments with valuations received from an independent, third-party pricing agent (a "Pricing Service"). If such valuations are not available or are unreliable, the Committee will seek to obtain a bid price from at least one independent broker or dealer. If a broker or dealer quote is unavailable, the Committee will convene, subject to the Fair Value Procedures, to establish a fair value for the fair value investments.

When valuing portfolio securities, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.

Redeemable securities issued by open-end investment companies are valued at the investment company's applicable NAV per share, with the exception of ETFs, which are priced as equity securities. These open-end investment company shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company's NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, then long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price as provided by a Pricing Service.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by a Pricing Service. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value the Fund's futures or centrally cleared swaps position.

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If a security's price cannot be obtained, as noted above, or in the case of equity tranches of CLOs or CDOs, the securities will be valued using a bid price from at least one independent broker. If such prices are not readily available, are determined to be unreliable or cannot be valued using the methodologies described above, the Committee will fair value the security using the Fair Value Procedures, as described below.

If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of CLOs/CDOs, such as those held by the Fund, are priced based upon valuations provided by a Pricing Service. Such values generally reflect the last reported sales price if the security is actively traded. The Pricing Service may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

On the first day a new debt security purchase is recorded, if a price is not available from a Pricing Service or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fair Value Procedures until an independent source can be secured. Securities held by the Fund with remaining maturities of 60 days or less will be valued at their amortized cost. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the security will be valued by an independent broker quote or fair valued by the Committee.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by a Pricing Service.

The Committee and Fund's administrator, as applicable, reasonably believe that prices provided by Pricing Services are reliable. However, there can be no assurance that such Pricing Service's prices will be reliable. The Committee, who is responsible for making fair value determinations with respect to the Fund's portfolio securities, will, with assistance from the applicable Sub-Adviser, continuously monitor the reliability of readily available market quotations obtained from any Pricing Service and shall promptly notify the Fund's administrator if the Committee reasonably believes that a Pricing Service is no longer a reliable source of readily available market quotations. The Fund's administrator, in turn, will notify the Committee if it reasonably believes that a Pricing Service is no longer a reliable source for readily available market quotations.

The Fair Value Procedures provide that any change in a primary Pricing Service or a pricing methodology for investments with readily available market quotations requires prior approval by the Board. However, when the change would not materially affect the valuation of the Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing Pricing Service or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board. A change in a Pricing Service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Committee in accordance with certain requirements.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Fair Value Procedures.

The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures, which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions, or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in the Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Fund, including specifying the key inputs and assumptions specific to each asset class or holding.

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The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to any investments in foreign securities, the Fund uses a third-party fair valuation vendor, which provides a fair value for such foreign securities based on certain factors and methodologies (generally involving tracking valuation correlations between the U.S. market and each foreign security). Values from the vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair-valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund shall value the foreign securities in its portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the vendor. Additionally, if a local market in which the Fund owns securities is closed for one or more days (scheduled or unscheduled) while the Fund is open, and if such securities in the Fund’s portfolio exceed the predetermined confidence interval discussed above, then such Fund shall value such securities based on the fair value prices provided by the vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its NAV. The readily available market quotations of such securities may no longer reflect their market value at the time the Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event) has occurred between the time of the security's last close and the time that the Fund calculates NAV thereby rendering the readily available market quotations as unreliable. The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares. A Significant Event may relate to a single issuer or to an entire market sector.

The Committee is primarily responsible for the obligation to monitor for Significant Events as part of the Committee's ongoing responsibility to determine whether the Fund investment is required to be fair valued (i.e., the investment does not have a reliable readily available market quotation). The Committee may consider input from the Fund's service providers, including the Fund's administrator or a Sub-Adviser, if applicable and as appropriate. If the Committee becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, the Committee shall notify the Fund's administrator.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing of the Fund could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting the portfolio management strategy, causing the Fund to incur taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehiclez and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board has adopted policies and procedures on behalf of the Fund to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i. If the shareholder conducts four or more “round trips” in the Fund in any twelve-month period. A round trip involves the purchase of shares of the Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of the Fund in this manner is also considered a round trip.

ii. If the Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

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The Fund, in its sole discretion, also reserves the right to reject any purchase request (including exchange requests) for any reason, without notice.

Judgments with respect to the implementation of the Fund’s policies are made uniformly and in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders. When applying the Fund’s policies, the Fund may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

The Fund’s monitoring techniques are intended to identify and deter short-term trading in the Fund. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund’s monitoring techniques. Operational or technical limitations may also limit the Fund’s ability to identify short-term trading activity.

The Fund and/or its service providers have entered into agreements with financial intermediaries that require them to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Fund may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may request that the financial intermediary prohibit the shareholder from future purchases or exchanges into the Fund.

The Fund may be sold to participant-directed employee benefit plans. The Fund’s ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Prospective investors should consult their own financial institution or financial intermediary regarding their eligibility to invest in the Fund. The Fund may rely on representations from such financial institutions and financial intermediaries regarding investor eligibility.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each customer who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. When you open an account on behalf of an entity you will have to provide formation documents and identifying information about beneficial owner(s) and controlling parties. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Fund will accept investments and your order will be processed at the next determined NAV after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

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Customer identification and verification are part of the Fund’s overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

An authorized financial institution or intermediary may exchange Class F Shares of the Fund for Class F Shares of any other fund of SEI Institutional Managed Trust on any Business Day by placing orders with the Transfer Agent or the Fund’s authorized agent. For information about how to exchange Fund shares through your authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days’ notice. When you exchange shares, you are really selling your shares of one Fund and buying shares of another Fund. Therefore, your sale price and purchase price will be based on the next calculated NAV after the Fund receives your exchange request. All exchanges are based on the eligibility requirements of the Fund into which you are exchanging and any other limits on sales of or exchanges into that Fund. The Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund’s other shareholders or possibly disruptive to the management of the Fund.

When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor’s financial intermediary.

HOW TO SELL YOUR FUND SHARES

Authorized financial institutions and intermediaries may sell Fund shares on any Business Day by placing orders with the Transfer Agent or the Fund's authorized agent. Authorized financial institutions and intermediaries that use certain SEI or third party systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. For information about how to sell Fund shares through your authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next determined NAV after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your redemption request on the Business Day following the day on which they receive your request, regardless of the method the Fund uses to make such payment, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Methods Used to Meet Redemption Obligations

The Fund generally pays sale (redemption) proceeds in cash during normal market conditions. To the extent that the Fund does not have sufficient cash holdings for redemption proceeds, it will typically seek to generate such cash through the sale of portfolio assets. The Fund also operates an interfund lending program that enables the Fund to borrow from another Fund on a temporary basis, which, on a less regular basis, may be used to help the Fund satisfy redemptions. Under stressed or unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption and you will bear the investment risk of the distributed securities until the distributed securities are sold. These methods may be used during both normal and stressed market conditions.

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Low Balance Redemptions

The Fund (or its delegate) may, in its discretion, and upon reasonable notice, redeem in full a financial institution, intermediary or shareholder that fails to maintain an investment of at least $1,000 in the Fund.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons, as permitted by the 1940 Act and the rules and regulations promulgated thereunder. More information about such suspension can be found in the SAI.

Large Redemptions

Large unexpected redemptions to the Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, the Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Fund may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in the Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property, including mutual fund shares, under various circumstances. Such circumstances include inactivity (i.e., no owner-initiated contact for a certain period), returned mail (i.e., when mail sent to a shareholder is returned by the post office, or "RPO," as undeliverable), or a combination of both inactivity and returned mail. More information on unclaimed property and how to maintain an active account is available through your state.

If you are a resident of certain states, you may designate a representative to receive notice of the potential escheatment of your property. The designated representative would not have any rights to your shares. Please contact your financial intermediary for additional information.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.

The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Fund. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may compensate these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Fund to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund’s SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

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SERVICE OF FUND SHARES

The Fund has adopted a shareholder services plan and agreement (the Service Plan) with respect to Class F Shares that allows such shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such shares at an annual rate of up to 0.25% of average daily net assets of the Class F Shares. The Service Plan provides that shareholder service fees on Class F Shares will be paid to SIDCo., which may then be used by SIDCo. to compensate financial intermediaries for providing shareholder services with respect to Class F Shares.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings (the Portfolio Holdings Website). Except as set forth below, five calendar days after each month end, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the information disclosed on the Portfolio Holdings website and the Fund’s policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund distributes its investment income periodically as dividends to shareholders. It is the policy of the Large Cap Growth Fund to distribute its investment income quarterly. The Fund distributes its investment income as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

[Taxes]

Please consult your tax advisor regarding your specific questions about U.S. federal, state and local income taxes. Below the Fund has summarized some important U.S. federal income tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change. This summary does not apply to shares held in an individual retirement account or other tax-qualified plans, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. The Tax-Free Conservative Income Fund may not be a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Fund has elected and intends to qualify each year for treatment as a RIC. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Fund intends to distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive from the Fund may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions, including net short-term capital gains, are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income.

27

Dividends that are qualified dividend income are currently eligible for the reduced maximum rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund. Distributions that the Fund receives from an ETF, an underlying fund taxable as a RIC or from a REIT will be treated as qualified dividend income only to the extent so designated by such ETF, underlying fund or REIT. Qualified dividend income is, in general, dividends from domestic corporations and from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). The Fund’s investment strategies may limit its ability to make distributions eligible for the reduced tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 20%. Once a year the Fund (or its administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year.

Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. The Fund’s investment strategies will significantly limit its ability to distribute dividends eligible for the dividends received deduction for corporations.

A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in the Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by a Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the Internal Revenue Service (IRS).

If the Fund distributes more than its net investment income and net capital gains, the excess generally would be treated as a nontaxable return of capital that would reduce your cost basis in your Fund shares and would increase your capital gain or decrease your capital loss when you sell your shares.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and should be avoided by taxable investors.

Each sale of Fund shares may be a taxable event. Assuming a shareholder holds Fund shares as a capital asset, the gain or loss on the sale of Fund Shares generally will be treated as short-term capital gain or loss if you held the shares for 12 months or less, or a long-term capital gain or loss if you held the shares for longer. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Any capital loss arising from the sale of Fund shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain dividends that were paid with respect to those shares and disallowed to the extent that exempt interest dividends were paid with respect to such Fund shares. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

To the extent that the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of the Fund consists of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. Foreign tax credits, if any, received by the Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund-of-funds” under the Code. The Fund will be treated as a “qualified fund-of-funds” under the Code if at least 50% of the value of the Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs. The Fund (or its administrative agent) will notify you if it makes any of the aforementioned elections and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

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The Fund may invest in complex securities. These investments may be subject to numerous special and complex provisions of the Code that, among other things, may affect the Fund’s ability qualify as a RIC, affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. These rules could affect the amount, timing or character of the income distributed to shareholders.

The Fund may invest in U.S. REITs. “Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by the Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and which the Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

REITs in which the Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund (or its administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

If the Fund were to fail to qualify as a RIC and to avail itself of certain relief provisions, it would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the SAI for a more detailed discussion, including the availability of certain relief provisions for certain failures by the Fund to qualify as a RIC.

The Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information for Fund shares. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of such Fund’s shares, the Fund will permit its shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, the Fund will use a default cost basis method which has been separately communicated to you. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

Non-U.S. investors in the Fund may be subject to U.S. withholding tax and are encouraged to consult their tax advisor prior to investing the Fund.

29

Because each shareholder’s tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Fund.

The Fund’s SAI contains more information about taxes.

ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties (including, among others, the Fund’s investment adviser, custodian, administrator and transfer agent, accountants and distributor) who provide services to the Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or any right to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. The Fund may make changes to this information from time to time. Neither this prospectus, the SAI nor any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly (and which may not be waived) by federal or state securities laws.

30

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class F Shares of the Fund that was in operation during the fiscal year ended September 30, 2023. This information is intended to help you understand the Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information below has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, the Fund’s independent registered public accounting firm. Its report, along with the Fund’s financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS OR PERIODS ENDED SEPTEMBER 30, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(1)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations		Distributions from Net Investment Income		Distributions from Net Realized Capital Gains		Total Distributions		Net Asset Value, End of Period		Total Return†		Net Assets End of Period ($ Thousands)		Ratio of Net Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†

Large Cap Growth Fund
CLASS F
2023	$	XX	$	XX	$	XX	$	XX	$	XX	$	XX	$	XX	$	XX	XX	%	$	XX	XX	%	XX	%	XX %	XX	%
2022		51.97		(0.02)		(10.34)		(10.36)		(0.01)		(6.74)		(6.75)		34.86	(23.91)			1,110,117	0.89		0.97		(0.04)	61
2021		45.29		(0.13)		11.07		10.94		(0.03)		(4.23)		(4.26)		51.97	0.26			1,515,191	0.89		0.97		(0.26)	42
2020		35.79		0.04		11.63		11.67		(0.08)		(2.09)		(2.17)		45.29	34.07			1,395,858	0.89		0.98		0.11	58
2019		39.89		0.13		0.22		0.35		(0.12)		(4.33)		(4.45)		35.79	2.43			1,314,152	0.89		0.98		0.36	88

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
(1)	Per share calculated using average shares.

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Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, Pennsylvania 19103-3007

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated [January 31, 2024] includes more detailed information about SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings and contain information from the Fund’s managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI
By Mail: Write to the Fund at:
One Freedom Valley Drive
Oaks, Pennsylvania 19456

By Internet: The Fund makes available their SAI and Annual and Semi-Annual Reports, free of charge, on or through the Fund’s Website at www.seic.com/fundprospectuses. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Managed Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”). You may request documents by mail from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust’s Investment Company Act registration number is 811-04878.

SEI-F-101 (1/23)

seic.com

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

Subject to Completion. Preliminary Prospectus Dated November 29, 2023

SEI INSTITUTIONAL MANAGED TRUST

Class I Shares

PROSPECTUS

[January 31, 2024]

LARGE CAP GROWTH FUND (SPGIX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund is not available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI INSTITUTIONAL MANAGED TRUST

About This Prospectus

FUND SUMMARY
LARGE CAP GROWTH FUND	2
Purchase and Sale of Fund Shares	7
Tax Information	7
Payments to Broker-Dealers and Other Financial Intermediaries	7
MORE INFORMATION ABOUT INVESTMENTS	8
MORE INFORMATION ABOUT RISKS	8
More Information About Principal Risks	9
GLOBAL ASSET ALLOCATION	16
MORE INFORMATION ABOUT THE FUND’S BENCHMARK INDEX	17
INVESTMENT ADVISER	17
SUB-ADVISERS	18
Information About Fee Waivers	19
Sub-Advisers and Portfolio Managers	19
PURCHASING, EXCHANGING AND SELLING FUND SHARES	20
HOW TO PURCHASE FUND SHARES	21
Pricing of Fund Shares	21
Frequent Purchases and Redemptions of Fund Shares	24
Foreign Investors	25
Customer Identification and Verification and Anti-Money Laundering Program	25
HOW TO EXCHANGE YOUR FUND SHARES	25
HOW TO SELL YOUR FUND SHARES	25
Receiving Your Money	26
Methods Used to Meet Redemption Obligations	26
Low Balance Redemptions	26
Suspension of Your Right to Sell Your Shares	26
Large Redemptions	26
Telephone Transactions	26
Unclaimed Property	27
DISTRIBUTION OF FUND SHARES	27
SERVICE OF FUND SHARES	27
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	27
DIVIDENDS, DISTRIBUTIONS AND TAXES	28
Dividends and Distributions	28
Taxes	28
ADDITIONAL INFORMATION	30
FINANCIAL HIGHLIGHTS	31
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED TRUST	Back Cover

LARGE CAP GROWTH FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Total Annual Fund Operating Expenses	XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Large Cap Growth Fund — Class I Shares	$	XX	$	XX	$	XX	$	XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. The Fund will primarily seek to purchase securities believed to have attractive growth and appreciation potential. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Growth Index (between $XX million and $XX trillion as of December 31, 2023) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Growth Index are subject to change. The Fund will invest primarily in common stocks, preferred stocks, warrants, American Depositary Receipts (ADRs), real estate investment trusts (REITs) and exchange-traded funds (ETFs), as well as forward contracts and swaps for hedging and speculative purposes. The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund may invest up to 20% of its assets in foreign securities.

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation, the Fund’s adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund’s assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

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The Sub-Adviser(s) may implement a long/short equity investment strategy by investing in securities, including through forwards and swaps, believed to offer capital appreciation opportunities while also attempting to take advantage of an anticipated decline in the price of a company. A long/short equity investment strategy takes (i) long positions with respect to investments that are believed to be undervalued relative to their potential and likely to increase in price, and (ii) short positions with respect to investments that are believed to have significant risk of decreasing in price. The Sub-Adviser(s) seek returns from strong security selection on both the long and short sides. These long and short positions may be completely unrelated.

The Fund implements the investment recommendations of SIMC and certain of the Sub-Advisers through the use of an overlay manager appointed by SIMC. Each such Sub-Adviser and SIMC provides a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the applicable Sub-Advisers and SIMC, with the weighting of each such Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC’s forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

Principal Risks

Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Large Capitalization Risk - The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Investment Style Risk - The risk that large capitalization securities and/or growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

Depositary Receipts Risk - Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Real Estate Investment Trusts Risk - REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Exchange-Traded Funds Risk - The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

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Derivatives Risk - The Fund's use of forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below and market risk is described above. Many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Long/Short Risk - The Fund seeks long exposure to certain financial instruments and short exposure to certain other financial instruments. There is no guarantee that the returns on the Fund’s long or short positions will produce positive returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns.

Warrants Risk - Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Leverage Risk - The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Foreign Investment Risk - The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Currency Risk - As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund's investments in securities denominated in foreign currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Small Capitalization Risk - Smaller capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange-listed stocks and may have more price volatility than that of exchange-listed stocks.

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Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten calendar years and by showing how the Fund’s average annual returns for 1, 5 and 10 years, and since the Fund’s inception, compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

2014	10.34%
2015	3.92%
2016	-0.84%
2017	28.08%
2018	-1.12%
2019	32.88%
2020	33.70%
2021	25.12%
2022	-29.00%
2023	XX%

Best Quarter:	Worst Quarter:
[27.09%]	[-20.24%]
[(06/30/2020)]	[(6/30/2022)]

Average Annual Total Returns (for the periods ended December 31, 2023)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Large Cap Growth Fund*	1 Year		5 Years		10 Years		Since Inception (12/20/1994)
Return Before Taxes	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions and Sale of Fund Shares	XX	%	XX	%	XX	%	XX	%
Russell 1000 Growth Index Return (reflects no deduction for fees, expenses or taxes)	XX	%	XX	%	XX	%	XX	%

* The Fund’s Class I Shares commenced operations on August 6, 2001. Therefore, the Fund’s average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.

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Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Eugene Barbaneagra, CFA	Since 2016	Portfolio Manager
Jason Collins	Since 2016	Portfolio Manager, Head of Sub-Advised Equity
Stephen C. Dolce, CFA	Since 2016	Portfolio Manager
David L. Hintz, CFA	Since 2017	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Fred Alger Management, LLC	Patrick Kelly, CFA	Since 2019	Executive Vice President, Portfolio Manager and Head of Alger Capital Appreciation and Spectra Strategies
	Ankur Crawford, Ph.D.	Since 2019	Executive Vice President and Portfolio Manager
Mackenzie Investments Corporation	Arup Datta, CFA	Since 2023	Senior Vice President, Investment Management
	Nicholas Tham, CFA	Since 2023	Vice President, Investment Management
Parametric Portfolio Associates LLC	Paul Bouchey	Since 2015	Global Head of Research
	Thomas Seto	Since 2015	Head of Investment Management
	James Reber	Since 2022	Managing Director, Portfolio Management
PineStone Asset Management Inc.	Nadim Rizk, CFA	Since 2016	Chief Executive, Chief Investment Officer and Lead Portfolio Manager
	Andrew Chan, CIM	Since 2016	Head of Research

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 7 of this prospectus.

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Purchase and Sale of Fund Shares

The minimum initial investment for Class I Shares is $100,000 with minimum subsequent investments of $1,000. Such minimums may be waived at the discretion of SIMC. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your authorized financial institution or intermediary directly. Authorized financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund’s transfer agent (the Transfer Agent) or the Fund’s authorized agent, using certain SEI Investments Company (SEI) or third party systems or by calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Fund generally are taxable and will be taxed as qualified dividend income, ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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MORE INFORMATION ABOUT INVESTMENTS

The Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities and certain other instruments.

The Fund has its own investment goal and strategies for reaching that goal. The Fund’s assets are managed under the direction of SIMC and one or more Sub-Advisers, who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goals.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions; however, the Fund may also invest in other securities, use other strategies or engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in more detail in the Fund’s Statement of Additional Information (SAI).

For temporary defensive or liquidity purposes during unusual economic or market conditions, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s strategies. The Fund will do so only if SIMC or a Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. During such time, the Fund may not achieve its investment goal. Although not expected to be a component of the Fund’s principal investment strategies, the Fund may lend its securities to certain financial institutions in an attempt to earn additional income.

MORE INFORMATION ABOUT RISKS

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. SIMC and the Sub-Advisers, as applicable, make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which those securities trade. The effect on the Fund’s share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Large Cap Growth Fund implements the investment recommendations of SIMC and all or a portion of its Sub-Advisers through the use of an overlay manager appointed by SIMC. Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. The Fund is subject to the risk that the performance of the Fund may deviate from the performance of a Sub-Adviser’s model portfolio or the performance of other proprietary or client accounts over which the Sub-Adviser retains trading authority (Other Accounts). The overlay manager’s variation from the Sub-Adviser’s model portfolio may contribute to performance deviations, including under performance. In addition, a Sub-Adviser may implement its model portfolio for its Other Accounts prior to submitting its model to the Fund. In these circumstances, trades placed by the overlay manager pursuant to a model portfolio may be subject to price movements that result in the Fund receiving prices that are different from the prices obtained by the Sub-Adviser for its Other Accounts, including less favorable prices. The risk of such price deviations may increase for large orders or where securities are thinly traded.

Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries, where political turmoil and rapid changes in economic conditions are more likely to occur.

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More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Fund:

Convertible Securities and Preferred Stocks — Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value typically declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (junk bonds) or not rated and are subject to credit risk and prepayment risk, which are discussed below.

Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed below.

Currency — The Fund takes active and/or passive positions in currencies, which involve different techniques and risk analyses than the Fund’s purchases of securities or other investments. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Fund if they are unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges they have entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Depositary Receipts — Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, depositary receipts, including American Depositary Receipts (ADRs), are subject to many of the risks associated with investing directly in foreign securities, which are further described below.

Derivatives — Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, forward contracts, options and swaps. Changes in the market value of a security that is a reference asset for a derivative instrument may not be proportionate to changes in the market value of the derivative instrument itself. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position prior to expiration. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease. The Fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk, counterparty risk and tax risk. Leverage risk is described below. The Fund’s counterparties to its derivative contracts present the same types of credit risk as issuers of fixed income securities. Lack of availability risk is the risk that suitable derivative transactions, such as roll-forward contracts, may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Counterparty risk is the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivative contract, or a borrower of the Fund's securities is unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations. These risks could cause the Fund to lose more than the principal amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Tax risk is the risk that the use of derivatives may cause the Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund's ability to pay out dividends subject to preferential rates or the dividends received deduction, thereby increasing the amount of taxes payable by some shareholders.

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Derivatives are also subject to a number of other risks described elsewhere in this prospectus. Derivatives transactions conducted outside of the U.S. may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Derivatives transactions conducted outside the U.S. also are subject to the risks affecting foreign securities, currencies and other instruments, in addition to other risks.

Economic Risk of Global Health Events — The market value of the Fund’s investments may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political, and financial conditions or industry or economic trends or developments may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in money policy, increases or decreases in interest rates, war, acts of terrorism, recessions, or other actual or perceived factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions, and other adverse effects that could negatively impact the Fund’s performance. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to a coronavirus (COVID-19). The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

Equity Market — Because the Fund will significantly invest in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Exchange-Traded Products (ETPs) — The risks of owning interests of an exchange-traded product (ETP), such as an ETF, exchange-traded note (ETN) or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETP's shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF's investments, which may be emphasized in less liquid markets. The value of an ETN may also differ from the valuation of its reference market or instrument due to changes in the issuer's credit rating. By investing in an ETP, the Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund's operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

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ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Leveraged ETFs contain all of the risks that non-leveraged ETFs present. Additionally, to the extent the Fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leverage risk, described below. Inverse ETFs seek to provide investment results that match a negative of the performance of an underlying index. Leveraged inverse ETFs seek to provide investment results that match a negative multiple of the performance of an underlying index. To the extent that the Fund invests in leveraged inverse ETFs, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises. Leveraged, inverse and leveraged inverse ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time. These investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.

Generally, ETNs are structured as senior, unsecured notes in which an issuer, such as a bank, agrees to pay a return based on a target index or other reference instrument less any fees. ETNs allow individual investors to have access to derivatives linked to commodities and other assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the NYSE) during normal trading hours. However, investors can also hold an ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political or geographic events that affect the referenced commodity. The value of an ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general, including the risk that a counterparty will fail to make payments when due or default.

Foreign Investment/Emerging and Frontier Markets — The Fund may invest in foreign issuers, including issuers located in emerging and frontier market countries. Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets.

Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase. “Frontier market countries” are a subset of emerging market countries with even smaller national economies. Emerging market countries, and, to an even greater extent, frontier market countries, may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market and frontier market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market and frontier market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market and frontier market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

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Frontier countries are a subset of emerging market countries with even smaller national economies. The economies of frontier market countries tend to be less correlated to global economic cycles than the economies of more developed countries and their markets have lower trading volumes and may exhibit greater price volatility and illiquidity. A small number of large investments in these markets may affect these markets to a greater degree than more developed markets. Frontier market countries may also be affected by government activities to a greater degree than more developed countries. For example, the governments of frontier market countries may exercise substantial influence within the private sector or subject investments to government approval, and governments of other countries may impose or negotiate trade barriers, exchange controls, adjustments to relative currency values and other measures that adversely affect a frontier market country. Governments of other countries may also impose sanctions or embargoes on frontier market countries. Although all of these risks are generally heightened with respect to frontier market countries, they also apply to emerging market countries.

Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in the Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses. In addition, the recent large-scale invasion of Ukraine by Russia and resulting responses, including economic sanctions by the U.S. and other countries against certain Russian individuals and companies could negatively impact the Fund's performance and cause losses on your investment in the Fund.

Forward Contracts — A forward contract, also called a “forward”, involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for the Fund’s account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.

Futures Contracts — Futures contracts, or “futures”, provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include: (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts and which may be unlimited, depending on the structure of the contract. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

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Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous. If movements in the markets for security futures contracts or the underlying security decrease the value of the Fund’s positions in security futures contracts, the Fund may be required to have or make additional funds available to its brokerage firm as margin. If the Fund’s account is under the minimum margin requirements set by the exchange or the brokerage firm, its position may be liquidated at a loss, and the Fund will be liable for the deficit, if any, in its account. The Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund’s positions. The successful use of futures depends upon a variety of factors, particularly the ability of SIMC or the Sub-Advisers to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Hedged Strategies — The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales and derivative transactions. There is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies. The investment strategies employed by the Fund that emphasize hedged positions rather than non-hedged positions in securities and derivatives are used in an effort to protect against losses due to general movements in market prices and are tools used to manage the Fund’s price volatility. However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved. Hedging against a decline in the value of positions does not eliminate fluctuations in the values of such positions or prevent losses if the values of such positions decline but, rather, establishes other positions designed to gain from those same developments, thus offsetting the decline in the hedged positions’ values. In a hedging transaction there may be imperfect correlation, or even no correlation, between the identity, price or price movements of a financial instrument and the identity, price or price movements of the investments being hedged. This lack of correlation may cause the hedge to be unsuccessful and may result in the Fund incurring substantial losses and/or not achieving anticipated gains. Separately, hedging strategies can reduce opportunity for gain by offsetting the positive effect of favorable price movements. Even if the strategy works as intended, the Fund might be in a better position had it not attempted to hedge at all.

Investment Company — The Fund may purchase shares of investment companies, such as open-end funds, ETFs and closed-end funds. When the Fund invests in an investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. The Fund may invest in affiliated funds including, for example, money market funds for reasons such as cash management or other purposes. In such cases, the Fund’s adviser and its affiliates will earn fees at both the Fund level and within the underlying fund with respect to the Fund’s assets invested in the underlying fund. In part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. See also, “Exchange-Traded Products (ETPs),” above.

Investment Style — Investment style risk is the risk that the Fund’s investment in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Large Capitalization — If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Rule 18f-4 under the 1940 Act requires, among other things, that the Fund either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on one of two value-at-risk tests. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet the applicable requirements of the 1940 Act and the rules thereunder.

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Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The Fund’s NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Although the Fund may have an investment portfolio of short-term debt securities that is similar to the investment portfolios of many money market funds, the Fund is not a money market fund, does not seek to maintain a stable NAV per share, and does not provide investors with the same regulatory protections as a money market fund. Under normal conditions, the Fund’s investments may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the Fund’s investments. Certain of the Fund’s investments may not be permitted investments of a money market fund.

Opportunity — The Fund may miss out on an investment opportunity because the assets necessary to take advantage of that opportunity are tied up in other investments.

Portfolio Turnover — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Private Placements — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Reallocation — In addition to managing the Fund, SIMC constructs and maintains strategies (Strategies) for certain clients, and the Fund are designed in part to implement those Strategies. Within the Strategies, SIMC periodically adjusts the target allocations among the Fund to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Fund. Because a significant portion of the assets in the Fund may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Fund. Although reallocations are intended to benefit investors that invest in the Fund through the Strategies, they could in certain cases have a detrimental effect on Fund that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting the portfolio management strategy, and causing the Fund to incur taxable gains. SIMC seeks to manage the impact to the Fund resulting from reallocations in the Strategies.

Real Estate Investment Trusts — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through a Fund, shareholders will not only bear the proportionate share of the expenses of the Fund, but will also, indirectly, bear similar expenses of underlying REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a U.S. REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act.

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Short Sales — Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. Because a borrowed security could theoretically increase in price without limitation, the loss associated with short selling is potentially unlimited. To the extent that the Fund reinvests proceeds received from selling securities short, it may effectively create leverage, which is discussed above. Pursuant to its particular investment strategy, a Sub-Adviser may have a net short exposure in the portfolio of assets allocated to the Sub-Adviser.

Small and Medium Capitalization Issuers — Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Swap Agreements — Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, counterparty risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Total return swaps are contracts that obligate a party to pay interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty. Fully funded total return swaps have economic and risk characteristics similar to credit-linked notes, which are described above. Fully funded equity swaps have economic and risk characteristics similar to participation notes (P-Notes).

A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If the Fund is a seller of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Fund is a buyer of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is generally determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

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Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset.

The Dodd-Frank Act, which was signed into law on July 21, 2010, established a comprehensive new regulatory framework for swaps and security-based swaps. Key Dodd-Frank Act provisions relating to swaps and security-based swaps require rulemaking by the Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC), not all of which have been completed as of the date of this prospectus. Prior to the Dodd-Frank Act, the swaps and security-based swaps transactions generally occurred on a bilateral basis in the OTC market (so-called “bilateral OTC transactions”). Pursuant to the Dodd-Frank Act, some, but not all, swaps and security-based swaps transactions are now required to be centrally cleared and traded on exchanges or electronic trading platforms. Bilateral OTC transactions differ from exchange-traded or cleared swaps and security-based swaps in several respects. Bilateral OTC transactions are transacted directly between counterparties and not through an exchange (although they may be submitted for clearing with a clearing corporation). As bilateral OTC transactions are entered into directly with a counterparty, there is a risk of nonperformance by the counterparty as a result of its insolvency or otherwise. Under certain risk mitigation regulations adopted pursuant to the Dodd-Frank Act (commonly referred to as "Margin Rules"), the Fund is required to post collateral (known as variation margin) to cover the mark-to-market exposure in respect of its uncleared transactions in swaps and security-based swaps. The Margin Rules also mandate that collateral in the form of initial margin be posted to cover potential future exposure attributable to uncleared transactions in swaps and security-based swaps for certain entities, which may include the Fund. In addition, clearing agencies may impose separate margin requirements for certain cleared transactions in swaps and security-based swaps.

Warrants — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

GLOBAL ASSET ALLOCATION

The Fund and other funds managed by SIMC are used within the global asset allocation strategies (Strategies) that SIMC constructs and maintains for certain clients (Strategy Clients). The Fund is designed in part to be used as a component within those Strategies. The degree to which a Strategy Client’s portfolio is invested in the particular market segments and/or asset classes represented by the Fund and other funds varies. SIMC believes that an investment in a portfolio of funds representing a range of asset classes as part of a Strategy may reduce the Strategy’s overall level of volatility.

Within the Strategies, SIMC periodically adjusts the target allocations among the Fund and other funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Fund and other funds. Because a significant portion of the assets in the Fund and other funds may be attributable to investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Fund. Although reallocations are intended to benefit investors that invest in the Fund through the Strategies, they could, in certain cases, have a detrimental effect on the Fund. Such detrimental effects could include: transaction costs, capital gains and other expenses resulting from an increase in portfolio turnover; and disruptions to the portfolio management strategy, such as foregone investment opportunities or the inopportune sale of securities to facilitate redemptions.

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MORE INFORMATION ABOUT THE FUND’S BENCHMARK INDEX

The following information describes the index referred to in the Performance Information sections of this prospectus.

The Russell 1000 Growth Index measures the performance of the large cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the large cap growth segment. The Russell 1000 Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

INVESTMENT ADVISER

SIMC, an SEC registered investment adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Fund. As of September 30, 2023, SIMC had approximately $XX billion in assets under management.

The Fund is managed by SIMC and one or more Sub-Advisers. SIMC acts as a “manager of managers” of the Fund and, subject to the oversight of the Board, is responsible for:

— researching and recommending to the Board, the hiring, termination and replacement of Sub-Advisers;

— allocating, on a continuous basis, assets of the Fund among the Sub-Advisers (to the extent the Fund has more than one Sub-Adviser);

— monitoring and evaluating each Sub-Adviser’s performance;

— overseeing the Sub-Advisers to ensure compliance with the Fund’s investment objectives, policies and restrictions; and

— monitoring each Sub-Adviser’s adherence to its investment style.

SIMC acts as manager of managers for the Fund pursuant to an exemptive order obtained from the SEC. The exemptive order permits SIMC, with the approval of the Board, to retain unaffiliated sub-advisers for the Fund without submitting the sub-advisory agreements to a vote of the Fund’s shareholders. Among other things, the exemptive order permits the non-disclosure of amounts payable by SIMC under a particular sub-advisory agreement, but instead requires SIMC to disclose the aggregate amount of sub-advisory fees paid by SIMC with respect to the Fund. As a manager of managers, SIMC is ultimately responsible for the investment performance of the Fund. The Board supervises SIMC and the Sub-Advisers and establishes policies that they must follow in their management activities.

In accordance with a separate exemptive order that the Trust and SIMC have obtained from the SEC, the Board may approve a new sub-advisory agreement or a material amendment to an existing sub-advisory agreement at a meeting that is not in person, subject to certain conditions, including that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting.

SIMC sources, analyzes, selects and monitors a wide array of Sub-Advisers across multiple asset classes. Differentiating manager skill from market-generated returns is one of SIMC’s primary objectives, as it seeks to identify Sub-Advisers that can deliver attractive investment results. SIMC believes that a full assessment of qualitative as well as quantitative factors is required to identify truly skilled managers. In carrying out this function, SIMC forms forward-looking expectations regarding how a Sub-Adviser will execute a given investment mandate; defines environments in which the strategy is likely to outperform or underperform; and seeks to identify the relevant factors behind a Sub-Adviser’s performance. It also utilizes this analysis to identify catalysts that would lead SIMC to reevaluate its view of a Sub-Adviser.

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SIMC then constructs a portfolio that seeks to maximize the risk-adjusted rate of return by finding a proper level of diversification between sources of excess return (at an asset class level) and the investment managers implementing them. The allocation to a given investment manager is based on SIMC’s analysis of the manager’s particular array of alpha sources, the current macroeconomic environment, expectations about the future macroeconomic environment, and the level of risk inherent in a particular manager’s investment strategy. SIMC measures and allocates to Sub-Advisers based on risk allocations in an attempt to ensure that one manager does not dominate the risk of a multi-manager, multi-return-source Fund.

The following portfolio managers are primarily responsible for management and oversight of the Fund, as described above.

Jason Collins serves as a Portfolio Manager for the Large Cap Growth Fund. Mr. Collins is Head of Sub-Advised Equity and the Head of the UK Investment Management Unit. In addition to lead portfolio management responsibility on various equity funds, Mr. Collins oversees resources and investment strategy for all equity portfolios. Prior to his current role, he served in a number of investment leadership roles at SEI and, before joining the firm, had gained significant experience in the fields of manager selection and portfolio management. Mr. Collins earned his Bachelor of Arts in financial services, with honors, from Bournemouth University and is a member of the CFA society.

Stephen C. Dolce, CFA, serves as a Portfolio Manager for the Large Cap Growth Fund. In this role, Mr. Dolce is responsible for the management of the portfolios, capital market research, ongoing evaluation and allocation of equity managers and capital for the SEI Funds. Prior to joining SEI, Mr. Dolce was Partner, Portfolio Manager, Analyst and Investment Committee Member at Philadelphia International Advisors LP (PIA). Previously, Mr. Dolce was a Sector Portfolio Manager and Senior Analyst at DuPont Capital Management (DCM). Mr. Dolce also served as a Global Equity and Derivatives Trader at Grantham, Mayo & Van Otterloo & Co. LLC (GMO) in Boston. Mr. Dolce received his Bachelor of Science from Boston College, Carroll School of Management with a concentration in economics. Mr. Dolce received a Masters of Finance from Northeastern University. Mr. Dolce is a CFA charterholder, a member of AIMR, the Philadelphia Financial Analysts and an industry mentor to the University of Delaware CFA Research Challenge students.

David L. Hintz, CFA serves as a Portfolio Manager for the Large Cap Growth Fund. In this role, Mr. Hintz is responsible for the management of the portfolios, capital market research, ongoing evaluation and allocation of equity managers and capital for the SEI funds. Prior to joining SEI, Mr. Hintz worked at Russell Investments as a Portfolio Manager and previously as the Head of US Equity Research and a Research Analyst. Mr. Hintz received his Bachelor of Science from Walla Walla University and his M.B.A. from Pacific Lutheran University. Mr. Hintz is a CFA charterholder from the CFA Institute.

In addition, for the Large Cap Growth Fund, SIMC and its portfolio managers manage all or a portion of the assets of the Fund in a manner that they believe will help the Fund achieve its investment goals:

Eugene Barbaneagra, CFA, manages a portion of the assets of the Large Cap Growth Fund. Mr. Barbaneagra’s investment strategies are implemented through an overlay manager as disclosed in the Fund’s principal investment strategies.

SUB-ADVISERS

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. Each Sub-Adviser must also operate within the Fund’s investment objective, restrictions and policies, and within specific guidelines and instructions established by SIMC from time to time. Each Sub-Adviser is responsible for managing only the portion of the Fund allocated to it by SIMC, and Sub-Advisers may not consult with each other concerning transactions for the Fund. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

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For the fiscal year or period ended September 30, 2023, SIMC received investment advisory fees, as a percentage of the Fund’s average daily net assets, at the following annual rates:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Large Cap Growth Fund	0.40%	XX	%

A discussion regarding the basis of the Board’s approval of the Fund’s investment advisory and sub-advisory agreements is available in the Fund’s Semi-Annual Report, which covers the period of October 1, 2022 through March 31, 2023, and the Fund’s Annual Report, which covers the period of October 1, 2022 through September 30, 2023.

SIMC has registered with the National Futures Association as a "commodity pool operator" under the Commodities Exchange Act (CEA). SIMC has claimed, with respect to the Fund in accordance with CFTC Regulation 4.5 and other relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the CEA. SIMC is therefore not subject to regulation as commodity pool operator under the CEA with regard to the operation of the Fund.

Information About Fee Waivers

Actual total annual fund operating expenses of the Class I Shares of the Fund for the most recent fiscal year were less than the amounts shown in the Annual Fund Operating Expenses tables in the Fund Summary sections because the Fund’s adviser, the Fund’s administrator and/or the Fund’s distributor voluntarily waived and/or reimbursed a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs associated with litigation- or tax-related services, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The voluntary waivers of fees by the Fund’s adviser, the Fund’s administrator and/or the Fund’s distributor are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses (AFFE). The Fund’s adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these voluntary waivers and/or reimbursements at any time. With these fee waivers, the actual total annual fund operating expenses of the Class I Shares of the Fund for the most recent fiscal year (ended September 30, 2023) were as follows:

Fund Name — Class I Shares	Total Annual Fund Operating Expenses (before fee waivers)		Total Annual Fund Operating Expenses (after fee waivers)		Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*		Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense, fees paid indirectly and after extraordinary expenses, if applicable)*
Large Cap Growth Fund	XX	%	XX	%	XX	%	XX	%

* AFFE reflects the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies during the most recent fiscal year.

Sub-Advisers and Portfolio Managers

LARGE CAP GROWTH FUND:

As further described in the Principal Investment Strategies of the Large Cap Growth Fund's Summary section, certain Sub-Advisers will manage their portion of the Fund's portfolio by making recommendations as to the purchase, sale and retention of assets, with those recommendations executed by Parametric Portfolio Associates LLC (Parametric) as overlay manager.

Fred Alger Management, LLC: Fred Alger Management, LLC (Alger), located at 100 Pearl Street, 27th Floor, New York, New York 10004, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals manages the portion of the Large Cap Growth Fund's assets allocated to Alger. Mr. Patrick Kelly has been employed by Alger since 1999. Mr. Kelly has been a portfolio manager since 2004, an Executive Vice President since 2008, and the Head of Alger Capital Appreciation and Spectra Strategies since 2015. Ankur Crawford, Ph.D. has been employed by Alger since 2004. Dr. Crawford has been a portfolio manager since 2010 and an Executive Vice President since 2019. Previously, Dr. Crawford served as a Vice President and an Analyst from 2007 to 2010, a Senior Analyst from 2010 to 2016, and a Senior Vice President from 2010 to 2019.

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Mackenzie Investments Corporation: Mackenzie Investments Corporation (Mackenzie), located at Two International Place, Suite 2320, Boston, MA 02110, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals manages the portion of the Large Cap Growth Fund's assets allocated to Mackenzie. Mr. Arup Datta, CFA, Senior Vice President, Investment Management, joined Mackenzie in 2017 as the Head of Global Quantitative Equity Team and a Portfolio Manager. Prior to joining Mackenzie, Mr. Datta was the Chief Investment Officer, International Equities, and a Portfolio Manager at AJO, LP from 2012 to 2017. Mr. Datta previously worked at Agriya Investors as President and Portfolio Manager and Numeric Investors as Director of Portfolio Management and Portfolio Manager. Mr. Nicholas Tham, CFA, joined Mackenzie in 2017 as Vice President, Investment Management, and Portfolio Manager. Prior to joining Mackenzie, Mr. Tham was a Portfolio Manager at AJO, LP from 2012 to 2017. Mr. Tham previously worked as an Analyst at Agriya Investors and Weiss Asset Management. Mr. Datta and Mr. Tham also hold the Chartered Financial Analyst (CFA) designation.

Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC (Parametric), located at 800 Fifth Avenue, Suite 2800, Seattle, WA 98104, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals at Parametric, led by Paul Bouchey, Global Head of Research, Thomas Seto, Head of Investment Management, and James Reber, Managing Director, Portfolio Management manages the portion of the Large Cap Growth Fund's assets allocated to Parametric. Messrs. Bouchey, Seto and Reber have been with Parametric since 2006, 1998 and 2004 respectively.

PineStone Asset Management Inc.: PineStone Asset Management Inc. (PineStone) serves as a Sub-Adviser to a portion of the assets of the Large Cap Growth Fund. PineStone is located at 1981 McGill College Avenue, Suite 1600, Montreal, QC, Canada H3A 2Y1. PineStone is a specialist global equity manager founded in 2021 that is 100% employee owned and is a registered investment adviser with the U.S. Securities & Exchange Commission. PineStone is focused exclusively on helping clients achieve their financial goals by investing in what PineStone believes to be high quality companies worldwide. PineStone had approximately CAN$60 billion in assets under management as of January 31, 2022 and is led by Nadim Rizk, CFA. Mr. Rizk is the Chief Executive Officer, Chief Investment Officer and Lead Portfolio Manager of PineStone. Mr. Rizk has over 24 years of industry experience and founded PineStone in 2021. Prior experiences include positions as Lead Portfolio Manager, Head of Global Equities, Lead Manager for U.S. and Global Equity portfolios, as well as Senior Global Research Analyst positions at some of Canada's leading investment management firms, including Fiera Capital Corporation (FCC), which he joined in 2009. Mr. Rizk graduated from the American University of Beirut with a Bachelor of Business Administration, majoring in Finance. Mr. Rizk later obtained an M.B.A. from McGill University and also obtained the Chartered Financial Analyst designation. Andrew Chan, CIM, is the Head of Research at PineStone. Mr. Chan has over 18 years of industry experience. Prior experiences include Director of Research and senior analyst positions for U.S. and global equities at leading investment management firms, most recently with FCC, which he joined in 2009. Mr. Chan graduated from McGill University with a Bachelor of Commerce, majoring in Finance. Mr. Chan later obtained a Master of Science in Finance from HEC Montréal. Mr. Chan can act as portfolio manager if Mr. Rizk is unable to do so.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership, if any, of Fund shares.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

The following sections tell you how to purchase, exchange and sell (sometimes called “redeem”) Class I Shares of the Fund. The Fund offers Class I Shares only to financial institutions and intermediaries for their own or their customers’ accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

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HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Authorized financial institutions and intermediaries may purchase, sell or exchange Class I Shares by placing orders with the Transfer Agent or the Fund’s authorized agent. Authorized financial institutions and intermediaries that use certain SEI or third party systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Fund, at its discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interest of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in the Fund in any twelve-month period). For more information regarding the Fund’s policies and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

You may be eligible to purchase other classes of shares of the Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which classes of shares are available to you.

The Fund calculates its NAV per share once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day’s NAV per share, generally the Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the next determined NAV per share after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Fund. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. You may obtain the current NAV of the Fund by calling 1-800-DIAL-SEI.

If a market quotation is readily available for the valuation of Fund investments, then it is valued by the Fund’s administrator at current market value in accordance with the Fund’s Pricing and Valuation Procedures. The Trust's Board of Trustees has designated SIMC as the Valuation Designee for the Fund pursuant to Rule 2a-5 under the 1940 Act (the "Rule"). The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board's designation, has appointed a committee of SIMC persons to function as the Valuation Designee (the "Committee") and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s Valuation and Pricing Policy (together with SIMC's Valuation and Pricing Policy, the "Fair Value Procedures").

As discussed in detail below, the Committee will typically first seek to fair value investments with valuations received from an independent, third-party pricing agent (a "Pricing Service"). If such valuations are not available or are unreliable, the Committee will seek to obtain a bid price from at least one independent broker or dealer. If a broker or dealer quote is unavailable, the Committee will convene, subject to the Fair Value Procedures, to establish a fair value for the fair value investments.

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When valuing portfolio securities, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.

Redeemable securities issued by open-end investment companies are valued at the investment company's applicable NAV per share, with the exception of ETFs, which are priced as equity securities. These open-end investment company shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company's NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, then long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price as provided by a Pricing Service.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by a Pricing Service. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value the Fund's futures or centrally cleared swaps position.

If a security's price cannot be obtained, as noted above, or in the case of equity tranches of CLOs or CDOs, the securities will be valued using a bid price from at least one independent broker. If such prices are not readily available, are determined to be unreliable or cannot be valued using the methodologies described above, the Committee will fair value the security using the Fair Value Procedures, as described below.

If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of CLOs/CDOs, such as those held by the Fund, are priced based upon valuations provided by a Pricing Service. Such values generally reflect the last reported sales price if the security is actively traded. The Pricing Service may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

On the first day a new debt security purchase is recorded, if a price is not available from a Pricing Service or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fair Value Procedures until an independent source can be secured. Securities held by the Fund with remaining maturities of 60 days or less will be valued at their amortized cost. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the security will be valued by an independent broker quote or fair valued by the Committee.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by a Pricing Service.

The Committee and Fund's administrator, as applicable, reasonably believe that prices provided by Pricing Services are reliable. However, there can be no assurance that such Pricing Service's prices will be reliable. The Committee, who is responsible for making fair value determinations with respect to the Fund's portfolio securities, will, with assistance from the applicable Sub-Adviser, continuously monitor the reliability of readily available market quotations obtained from any Pricing Service and shall promptly notify the Fund's administrator if the Committee reasonably believes that a Pricing Service is no longer a reliable source of readily available market quotations. The Fund's administrator, in turn, will notify the Committee if it reasonably believes that a Pricing Service is no longer a reliable source for readily available market quotations.

The Fair Value Procedures provide that any change in a primary Pricing Service or a pricing methodology for investments with readily available market quotations requires prior approval by the Board. However, when the change would not materially affect the valuation of the Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing Pricing Service or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board. A change in a Pricing Service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Committee in accordance with certain requirements.

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Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Fair Value Procedures.

The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures, which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions, or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in the Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Fund, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to any investments in foreign securities, the Fund uses a third-party fair valuation vendor, which provides a fair value for such foreign securities based on certain factors and methodologies (generally involving tracking valuation correlations between the U.S. market and each foreign security). Values from the vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair-valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund shall value the foreign securities in its portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the vendor. Additionally, if a local market in which the Fund owns securities is closed for one or more days (scheduled or unscheduled) while the Fund is open, and if such securities in the Fund’s portfolio exceed the predetermined confidence interval discussed above, then the Fund shall value such securities based on the fair value prices provided by the vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its NAV. The readily available market quotations of such securities may no longer reflect their market value at the time the Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event) has occurred between the time of the security's last close and the time that the Fund calculates NAV thereby rendering the readily available market quotations as unreliable. The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares. A Significant Event may relate to a single issuer or to an entire market sector.

The Committee is primarily responsible for the obligation to monitor for Significant Events as part of the Committee's ongoing responsibility to determine whether the Fund investment is required to be fair valued (i.e., the investment does not have a reliable readily available market quotation). The Committee may consider input from the Fund's service providers, including the Fund's administrator or a Sub-Adviser, if applicable and as appropriate. If the Committee becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, the Committee shall notify the Fund's administrator.

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Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing of the Fund could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting the portfolio management strategy, causing the Fund to incur taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board has adopted policies and procedures on behalf of the Fund to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i. If the shareholder conducts four or more “round trips” in the Fund in any twelve-month period. A round trip involves the purchase of shares of the Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of the Fund in this manner is also considered a round trip.

ii. If the Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund, in its sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason, without notice.

Judgments with respect to the implementation of the Fund’s policies are made uniformly and in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders. When applying the Fund’s policies, the Fund may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

The Fund’s monitoring techniques are intended to identify and deter short-term trading in the Fund. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund’s monitoring techniques. Operational or technical limitations may also limit the Fund’s ability to identify short-term trading activity.

The Fund and/or its service providers have entered into agreements with financial intermediaries that require them to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Fund may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may request that the financial intermediary prohibit the shareholder from future purchases or exchanges into the Fund.

Certain of the Funds may be sold to participant-directed employee benefit plans. The Fund’s ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

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Foreign Investors

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Prospective investors should consult their own financial institution or financial intermediary regarding their eligibility to invest in the Fund. The Fund may rely on representations from such financial institutions and financial intermediaries regarding investor eligibility.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each customer who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. When you open an account on behalf of an entity you will have to provide formation documents and identifying information about beneficial owner(s) and controlling parties. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Fund will accept investments and your order will be processed at the next determined NAV after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Fund’s overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

An authorized financial institution or intermediary may exchange Class I Shares of the Fund for Class I Shares of any other fund of SEI Institutional Managed Trust on any Business Day by placing orders with the Transfer Agent or the Fund’s authorized agent. For information about how to exchange Fund shares through your authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days’ notice. When you exchange shares, you are really selling your shares of one Fund and buying shares of another Fund. Therefore, your sale price and purchase price will be based on the next calculated NAV after the Fund receives your exchange request. All exchanges are based on the eligibility requirements of the Fund into which you are exchanging and any other limits on sales of or exchanges into that Fund. The Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund’s other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor’s financial intermediary.

HOW TO SELL YOUR FUND SHARES

Authorized financial institutions and intermediaries may sell Fund shares on any Business Day by placing orders with the Transfer Agent or the Fund's authorized agent. Authorized financial institutions and intermediaries that use certain SEI or third party systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. For information about how to sell Fund shares through your authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next determined NAV after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.

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Receiving Your Money

Normally, the Fund will make payment on your redemption request on the Business Day following the day on which they receive your request, regardless of the method the Fund uses to make such payment, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Methods Used to Meet Redemption Obligations

The Fund generally pays sale (redemption) proceeds in cash during normal market conditions. To the extent that the Fund does not have sufficient cash holdings for redemption proceeds, it will typically seek to generate such cash through the sale of portfolio assets. The Fund also operates an interfund lending program that enables the Fund to borrow from another Fund on a temporary basis, which, on a less regular basis, may be used to help the Fund satisfy redemptions. Under stressed or unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption and you will bear the investment risk of the distributed securities until the distributed securities are sold. These methods may be used during both normal and stressed market conditions.

Low Balance Redemptions

The Fund (or its delegate) may, in its discretion, and upon reasonable notice, redeem in full a financial institution, intermediary or shareholder that fails to maintain an investment of at least $1,000 in the Fund.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons, as permitted by the 1940 Act and the rules and regulations promulgated thereunder. More information about such suspension can be found in the SAI.

Large Redemptions

Large unexpected redemptions to the Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, the Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Fund may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in the Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follow these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

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Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property, including mutual fund shares, under various circumstances. Such circumstances include inactivity (i.e., no owner-initiated contact for a certain period), returned mail (i.e., when mail sent to a shareholder is returned by the post office, or "RPO," as undeliverable), or a combination of both inactivity and returned mail. More information on unclaimed property and how to maintain an active account is available through your state.

If you are a resident of certain states, you may designate a representative to receive notice of the potential escheatment of your property. The designated representative would not have any rights to your shares. Please contact your financial intermediary for additional information.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.

The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Fund. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may compensate these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Fund to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund’s SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

SERVICE OF FUND SHARES

The Fund has adopted a shareholder services plan and agreement (the Service Plan) with respect to Class I Shares that allows such shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such shares at an annual rate of up to 0.25% of average daily net assets of the Class I Shares. The Fund have adopted an administrative services plan and agreement (the Administrative Service Plan) with respect to Class I Shares that allows such Shares to pay service providers a fee in connection with ongoing administrative services for shareholder accounts owning such Shares at an annual rate of up to 0.25% of average daily net assets of the Class I Shares. The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class I Shares will be paid to SIDCo., which may then be used by SIDCo. to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to Class I Shares.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the information disclosed on the Portfolio Holdings website and the Fund’s policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund distributes its investment income periodically as dividends to shareholders. It is the policy of the Large Cap Growth Fund to distribute its investment income quarterly. The Fund distributes its investment income as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

[Taxes]

Please consult your tax advisor regarding your specific questions about U.S. federal, state and local income taxes. Below the Fund has summarized some important U.S. federal income tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change. This summary does not apply to shares held in an individual retirement account or other tax-qualified plans, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Fund has elected and intends to qualify each year for treatment as a regulated investment company (RIC) under Subchapter M of the Code. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Fund intends to distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive from the Fund may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions, including net short-term capital gains, are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income.

Dividends that are qualified dividend income are currently eligible for the reduced maximum rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund. Distributions that the Fund receive from an ETF, an underlying fund taxable as a RIC or from a REIT will be treated as qualified dividend income only to the extent so designated by such ETF, underlying fund or REIT. Qualified dividend income is, in general, dividends from domestic corporations and from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). The Fund’s investment strategies may limit its ability to make distributions eligible for the reduced tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 20%. Once a year the Fund (or its administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year.

Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. The Fund’s investment strategies will significantly limit its ability to distribute dividends eligible for the dividends received deduction for corporations.

A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in the Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by a Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the Internal Revenue Service (IRS).

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If the Fund distributes more than its net investment income and net capital gains, the excess generally would be treated as a nontaxable return of capital that would reduce your cost basis in your Fund shares and would increase your capital gain or decrease your capital loss when you sell your shares.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and should be avoided by taxable investors.

Each sale of Fund shares may be a taxable event. Assuming a shareholder holds Fund shares as a capital asset, the gain or loss on the sale of Fund Shares generally will be treated as short-term capital gain or loss if you held the shares for 12 months or less, or a long-term capital gain or loss if you held the shares for longer. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Any capital loss arising from the sale of Fund shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain dividends that were paid with respect to those shares and disallowed to the extent that exempt interest dividends were paid with respect to such Fund shares. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

To the extent that the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of the Fund consist of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex provisions of the Code that, among other things, may affect the Fund’s ability qualify as a RIC, affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. These rules could affect the amount, timing or character of the income distributed to shareholders.

If the Fund fails to qualify as a RIC and to avail itself of certain relief provisions, it would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the SAI for a more detailed discussion, including the availability of certain relief provisions for certain failures by the Fund to qualify as a RIC.

The Fund may invest in U.S. REITs. “Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by the Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and which the Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

REITs in which the Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund (or its administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

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The Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information for Fund shares. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of such Fund’s shares, the Fund will permit its shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, the Fund will use a default cost basis method which has been separately communicated to you. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

Non-U.S. investors in the Fund may be subject to U.S. withholding tax and are encouraged to consult their tax advisor prior to investing the Fund.

Because each shareholder’s tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Fund.

The Fund’s SAI contains more information about taxes.

ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties (including, among others, the Fund’s investment adviser, custodian, administrator and transfer agent, accountants and distributor) who provide services to the Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or any right to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. The Fund may make changes to this information from time to time. Neither this prospectus, the SAI nor any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly (and which may not be waived) by federal or state securities laws.

30

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class I Shares of the Large Cap Growth Fund. This information is intended to help you understand the Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information below has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, the Fund’s independent registered public accounting firm. Its report, along with the Fund’s financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS OR PERIOD ENDED SEPTEMBER 30, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(1)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations		Distributions from Net Investment Income		Distributions from Net Realized Capital Gains		Total Distributions		Net Asset Value, End of Period		Total Return†	Net Assets End of Period ($ Thousands)		Ratio of Net Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Growth Fund
CLASS I
2023	$	XX	$	XX	$	XX	$	XX	$	XX	$	XX	$	XX	$	XX	XX%	$	XX	XX	%	XX	%	XX %	XX	%
2022		50.26		(0.13)		(9.90)		(10.03)		—		(6.74)		(6.74)		33.49	(24.08)		2,094	1.11		1.22		(0.30)	61
2021		43.99		(0.23)		10.73		10.50		—		(4.23)		(4.23)		50.26	25.53		4,178	1.11		1.22		(0.49)	42
2020		34.86		(0.04)		11.30		11.26		(0.04)		(2.09)		(2.13)		43.99	33.75		3,239	1.11		1.23		(0.12)	58
2019		38.96		0.05		0.21		0.26		(0.03)		(4.33)		(4.36)		34.86	2.22		2,643	1.11		1.16		0.14	88

† Returns and turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

*Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.

(1) Per share calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

31

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, Pennsylvania 19103-3007

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated [January 31, 2024] includes more detailed information about SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings and contain information from the Fund’s managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI
By Mail: Write to the Fund at:
One Freedom Valley Drive
Oaks, Pennsylvania 19456

By Internet: The Fund makes available their SAI and Annual and Semi-Annual Reports, free of charge, on or through the Fund’s Website at www.seic.com/fundprospectuses. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Managed Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”). You may request documents by mail from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust’s Investment Company Act registration number is 811-04878.

SEI-F-105 (1/23)

seic.com

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

Subject to Completion. Preliminary Prospectus Dated November 29, 2023

SEI INSTITUTIONAL MANAGED TRUST

Class Y Shares

PROSPECTUS

[January 31, 2024]

LARGE CAP GROWTH FUND (SLRYX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund is not available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI INSTITUTIONAL MANAGED TRUST

About This Prospectus

FUND SUMMARY
LARGE CAP GROWTH FUND	3
Purchase and Sale of Fund Shares	8
Tax Information	8
Payments to Broker-Dealers and Other Financial Intermediaries	8
MORE INFORMATION ABOUT INVESTMENTS	8
MORE INFORMATION ABOUT RISKS	8
More Information About Principal Risks	9
GLOBAL ASSET ALLOCATION	17
MORE INFORMATION ABOUT THE FUND’S BENCHMARK INDEX	17
INVESTMENT ADVISER	18
SUB-ADVISERS	19
Information About Fee Waivers	20
Sub-Advisers and Portfolio Managers	20
PURCHASING, EXCHANGING AND SELLING FUND SHARES	21
HOW TO PURCHASE FUND SHARES	22
Pricing of Fund Shares	23
Frequent Purchases and Redemptions of Fund Shares	25
Foreign Investors	26
Customer Identification and Verification and Anti-Money Laundering Program	26
HOW TO EXCHANGE YOUR FUND SHARES	26
HOW TO SELL YOUR FUND SHARES	27
Receiving Your Money	27
Methods Used to Meet Redemption Obligations	27
Low Balance Redemptions	27
Suspension of Your Right to Sell Your Shares	27
Large Redemptions	27
Telephone Transactions	28
Unclaimed Property	28
DISTRIBUTION OF FUND SHARES	28
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	28
DIVIDENDS, DISTRIBUTIONS AND TAXES	29
Dividends and Distributions	29
Taxes	29
ADDITIONAL INFORMATION	31
FINANCIAL HIGHLIGHTS	32
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED TRUST	Back Cover

LARGE CAP GROWTH FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Total Annual Fund Operating Expenses	XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Large Cap Growth Fund — Class Y Shares	$	XX	$	XX	$	XX	$	XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. The Fund will primarily seek to purchase securities believed to have attractive growth and appreciation potential. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Growth Index (between $XX million and $XX trillion as of December 31, 2023) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Growth Index are subject to change. The Fund will invest primarily in common stocks, preferred stocks, warrants, American Depositary Receipts (ADRs), real estate investment trusts (REITs) and exchange-traded funds (ETFs), as well as forward contracts and swaps for hedging and speculative purposes. The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund may invest up to 20% of its assets in foreign securities.

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation, the Fund’s adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund’s assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

3

The Sub-Adviser(s) may implement a long/short equity investment strategy by investing in securities, including through forwards and swaps, believed to offer capital appreciation opportunities while also attempting to take advantage of an anticipated decline in the price of a company. A long/short equity investment strategy takes (i) long positions with respect to investments that are believed to be undervalued relative to their potential and likely to increase in price, and (ii) short positions with respect to investments that are believed to have significant risk of decreasing in price. The Sub-Adviser(s) seek returns from strong security selection on both the long and short sides. These long and short positions may be completely unrelated.

The Fund implements the investment recommendations of SIMC and certain of the Sub-Advisers through the use of an overlay manager appointed by SIMC. Each such Sub-Adviser and SIMC provides a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the applicable Sub-Advisers and SIMC, with the weighting of each such Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC’s forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

Principal Risks

Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Large Capitalization Risk - The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Investment Style Risk - The risk that large capitalization securities and/or growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

Depositary Receipts Risk - Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Real Estate Investment Trusts Risk - REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Exchange-Traded Funds Risk - The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

4

Derivatives Risk - The Fund's use of forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below and market risk is described above. Many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Long/Short Risk - The Fund seeks long exposure to certain financial instruments and short exposure to certain other financial instruments. There is no guarantee that the returns on the Fund’s long or short positions will produce positive returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns.

Warrants Risk - Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Leverage Risk - The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Foreign Investment Risk - The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Currency Risk - As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund's investments in securities denominated in foreign currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Small Capitalization Risk - Smaller capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange-listed stocks and may have more price volatility than that of exchange-listed stocks.

5

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund’s performance from year to year for the past ten calendar years and by showing how the Fund’s average annual returns for 1, 5 and 10 years, and since the Fund’s inception, compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

2014	10.58%
2015	4.14%
2016	-0.35%
2017	28.65%
2018	-0.64%
2019	33.52%
2020	34.34%
2021	25.70%
2022	-28.67%
2023	XX%

Best Quarter:	Worst Quarter:
[27.19%]	[-20.16%]
[(06/30/2020)]	[(6/30/2022)]

The Fund’s Class Y Shares commenced operations on October 30, 2015. For full calendar years through December 31, 2015, the performance of the Fund’s Class F Shares is shown. The Fund’s Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that the classes do not have the same total annual fund operating expenses.

Average Annual Total Returns (for the periods ended December 31, 2023)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Large Cap Growth Fund*	1 Year		5 Years		10 Years		Since Inception (12/20/1994)
Return Before Taxes	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions and Sale of Fund Shares	XX	%	XX	%	XX	%	XX	%
Russell 1000 Growth Index Return (reflects no deduction for fees, expenses or taxes)	XX	%	XX	%	XX	%	XX	%

* The Fund’s Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

6

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Eugene Barbaneagra, CFA	Since 2016	Portfolio Manager
Jason Collins	Since 2016	Portfolio Manager, Head of Sub-Advised Equity
Stephen C. Dolce, CFA	Since 2016	Portfolio Manager
David L. Hintz, CFA	Since 2017	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Fred Alger Management, LLC	Patrick Kelly, CFA	Since 2019	Executive Vice President, Portfolio Manager and Head of Alger Capital Appreciation and Spectra Strategies
	Ankur Crawford, Ph.D.	Since 2019	Executive Vice President and Portfolio Manager
Mackenzie Investments Corporation	Arup Datta, CFA	Since 2023	Senior Vice President, Investment Management
	Nicholas Tham, CFA	Since 2023	Vice President, Investment Management
Parametric Portfolio Associates LLC	Paul Bouchey	Since 2015	Global Head of Research
	Thomas Seto	Since 2015	Head of Investment Management
	James Reber	Since 2022	Managing Director, Portfolio Management
PineStone Asset Management Inc.	Nadim Rizk, CFA	Since 2016	Chief Executive, Chief Investment Officer and Lead Portfolio Manager
	Andrew Chan, CIM	Since 2016	Head of Research

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 8 of this prospectus.

7

Purchase and Sale of Fund Shares

The minimum initial investment for Class Y Shares is $100,000 with minimum subsequent investments of $1,000. Such minimums may be waived at the discretion of SIMC. Notwithstanding the foregoing, a higher minimum investment amount may be required for certain types of investors to be eligible to invest in Class Y Shares, as set forth in “Purchasing, Exchanging and Selling Fund Shares” on page XX. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your authorized financial institution or intermediary directly. Authorized financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund’s transfer agent (the Transfer Agent) or the Fund’s authorized agent, using certain SEI Investments Company (SEI) or third party systems or by calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Fund generally are taxable and will be taxed as qualified dividend income, ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT INVESTMENTS

The Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities and certain other instruments.

The Fund has its own investment goal and strategies for reaching that goal. The Fund’s assets are managed under the direction of SIMC and one or more Sub-Advisers, who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goals.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions; however, the Fund may also invest in other securities, use other strategies or engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in more detail in the Fund’s Statement of Additional Information (SAI).

For temporary defensive or liquidity purposes during unusual economic or market conditions, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s strategies. The Fund will do so only if SIMC or a Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. During such time, the Fund may not achieve its investment goal. Although not expected to be a component of the Fund’s principal investment strategies, the Fund may lend its securities to certain financial institutions in an attempt to earn additional income.

MORE INFORMATION ABOUT RISKS

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. SIMC and the Sub-Advisers, as applicable, make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

8

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which those securities trade. The effect on the Fund’s share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Large Cap Growth Fund implements the investment recommendations of SIMC and all or a portion of its Sub-Advisers through the use of an overlay manager appointed by SIMC. Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. The Fund is subject to the risk that the performance of the Fund may deviate from the performance of a Sub-Adviser’s model portfolio or the performance of other proprietary or client accounts over which the Sub-Adviser retains trading authority (Other Accounts). The overlay manager’s variation from the Sub-Adviser’s model portfolio may contribute to performance deviations, including under performance. In addition, a Sub-Adviser may implement its model portfolio for its Other Accounts prior to submitting its model to the Fund. In these circumstances, trades placed by the overlay manager pursuant to a model portfolio may be subject to price movements that result in the Fund receiving prices that are different from the prices obtained by the Sub-Adviser for its Other Accounts, including less favorable prices. The risk of such price deviations may increase for large orders or where securities are thinly traded.

Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries, where political turmoil and rapid changes in economic conditions are more likely to occur.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Fund:

Convertible Securities and Preferred Stocks — Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value typically declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (junk bonds) or not rated and are subject to credit risk and prepayment risk, which are discussed below.

Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed below.

Currency — The Fund takes active and/or passive positions in currencies, which involve different techniques and risk analyses than the Fund’s purchases of securities or other investments. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Fund if they are unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges they have entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

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Depositary Receipts — Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, depositary receipts, including American Depositary Receipts (ADRs), are subject to many of the risks associated with investing directly in foreign securities, which are further described below.

Derivatives — Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, forward contracts, options and swaps. Changes in the market value of a security that is a reference asset for a derivative instrument may not be proportionate to changes in the market value of the derivative instrument itself. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position prior to expiration. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease. The Fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk, counterparty risk and tax risk. Leverage risk is described below. The Fund’s counterparties to its derivative contracts present the same types of credit risk as issuers of fixed income securities. Lack of availability risk is the risk that suitable derivative transactions, such as roll-forward contracts, may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Counterparty risk is the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivative contract, or a borrower of the Fund's securities is unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations. These risks could cause the Fund to lose more than the principal amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Tax risk is the risk that the use of derivatives may cause the Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund's ability to pay out dividends subject to preferential rates or the dividends received deduction, thereby increasing the amount of taxes payable by some shareholders.

Derivatives are also subject to a number of other risks described elsewhere in this prospectus. Derivatives transactions conducted outside of the U.S. may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Derivatives transactions conducted outside the U.S. also are subject to the risks affecting foreign securities, currencies and other instruments, in addition to other risks.

Economic Risk of Global Health Events — The market value of the Fund’s investments may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political, and financial conditions or industry or economic trends or developments may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in money policy, increases or decreases in interest rates, war, acts of terrorism, recessions, or other actual or perceived factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions, and other adverse effects that could negatively impact the Fund’s performance. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to a coronavirus (COVID-19). The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

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Equity Market — Because the Fund will significantly invest in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Exchange-Traded Products (ETPs) — The risks of owning interests of an exchange-traded product (ETP), such as an ETF, exchange-traded note (ETN) or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETP's shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF's investments, which may be emphasized in less liquid markets. The value of an ETN may also differ from the valuation of its reference market or instrument due to changes in the issuer's credit rating. By investing in an ETP, the Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund's operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Leveraged ETFs contain all of the risks that non-leveraged ETFs present. Additionally, to the extent the Fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leverage risk, described below. Inverse ETFs seek to provide investment results that match a negative of the performance of an underlying index. Leveraged inverse ETFs seek to provide investment results that match a negative multiple of the performance of an underlying index. To the extent that the Fund invests in leveraged inverse ETFs, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises. Leveraged, inverse and leveraged inverse ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time. These investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.

Generally, ETNs are structured as senior, unsecured notes in which an issuer, such as a bank, agrees to pay a return based on a target index or other reference instrument less any fees. ETNs allow individual investors to have access to derivatives linked to commodities and other assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the NYSE) during normal trading hours. However, investors can also hold an ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political or geographic events that affect the referenced commodity. The value of an ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general, including the risk that a counterparty will fail to make payments when due or default.

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Foreign Investment/Emerging and Frontier Markets — The Fund may invest in foreign issuers, including issuers located in emerging and frontier market countries. Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets.

Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase. “Frontier market countries” are a subset of emerging market countries with even smaller national economies. Emerging market countries, and, to an even greater extent, frontier market countries, may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market and frontier market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market and frontier market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market and frontier market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Frontier countries are a subset of emerging market countries with even smaller national economies. The economies of frontier market countries tend to be less correlated to global economic cycles than the economies of more developed countries and their markets have lower trading volumes and may exhibit greater price volatility and illiquidity. A small number of large investments in these markets may affect these markets to a greater degree than more developed markets. Frontier market countries may also be affected by government activities to a greater degree than more developed countries. For example, the governments of frontier market countries may exercise substantial influence within the private sector or subject investments to government approval, and governments of other countries may impose or negotiate trade barriers, exchange controls, adjustments to relative currency values and other measures that adversely affect a frontier market country. Governments of other countries may also impose sanctions or embargoes on frontier market countries. Although all of these risks are generally heightened with respect to frontier market countries, they also apply to emerging market countries.

Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in the Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses. In addition, the recent large-scale invasion of Ukraine by Russia and resulting responses, including economic sanctions by the U.S. and other countries against certain Russian individuals and companies could negatively impact the Fund's performance and cause losses on your investment in the Fund.

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Forward Contracts — A forward contract, also called a “forward”, involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for the Fund’s account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.

Futures Contracts — Futures contracts, or “futures”, provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include: (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts and which may be unlimited, depending on the structure of the contract. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous. If movements in the markets for security futures contracts or the underlying security decrease the value of the Fund’s positions in security futures contracts, the Fund may be required to have or make additional funds available to its brokerage firm as margin. If the Fund’s account is under the minimum margin requirements set by the exchange or the brokerage firm, its position may be liquidated at a loss, and the Fund will be liable for the deficit, if any, in its account. The Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund’s positions. The successful use of futures depends upon a variety of factors, particularly the ability of SIMC or the Sub-Advisers to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Hedged Strategies — The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales and derivative transactions. There is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies. The investment strategies employed by the Fund that emphasize hedged positions rather than non-hedged positions in securities and derivatives are used in an effort to protect against losses due to general movements in market prices and are tools used to manage the Fund’s price volatility. However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved. Hedging against a decline in the value of positions does not eliminate fluctuations in the values of such positions or prevent losses if the values of such positions decline but, rather, establishes other positions designed to gain from those same developments, thus offsetting the decline in the hedged positions’ values. In a hedging transaction there may be imperfect correlation, or even no correlation, between the identity, price or price movements of a financial instrument and the identity, price or price movements of the investments being hedged. This lack of correlation may cause the hedge to be unsuccessful and may result in the Fund incurring substantial losses and/or not achieving anticipated gains. Separately, hedging strategies can reduce opportunity for gain by offsetting the positive effect of favorable price movements. Even if the strategy works as intended, the Fund might be in a better position had it not attempted to hedge at all.

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Investment Company — The Fund may purchase shares of investment companies, such as open-end funds, ETFs and closed-end funds. When the Fund invests in an investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. The Fund may invest in affiliated funds including, for example, money market funds for reasons such as cash management or other purposes. In such cases, the Fund’s adviser and its affiliates will earn fees at both the Fund level and within the underlying fund with respect to the Fund’s assets invested in the underlying fund. In part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. See also, “Exchange-Traded Products (ETPs),” above.

Investment Style — Investment style risk is the risk that the Fund’s investment in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Large Capitalization — If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Rule 18f-4 under the 1940 Act requires, among other things, that the Fund either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on one of two value-at-risk tests. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet the applicable requirements of the 1940 Act and the rules thereunder.

Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The Fund’s NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Although the Fund may have an investment portfolio of short-term debt securities that is similar to the investment portfolios of many money market funds, the Fund is not a money market fund, does not seek to maintain a stable NAV per share, and does not provide investors with the same regulatory protections as a money market fund. Under normal conditions, the Fund’s investments may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the Fund’s investments. The Fund’s investments may not be permitted investments of a money market fund.

Opportunity — The Fund may miss out on an investment opportunity because the assets necessary to take advantage of that opportunity are tied up in other investments.

Portfolio Turnover — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

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Private Placements — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Reallocation — In addition to managing the Fund, SIMC constructs and maintains strategies (Strategies) for certain clients, and the Fund is designed in part to implement those Strategies. Within the Strategies, SIMC periodically adjusts the target allocations among the Fund to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Fund. Because a significant portion of the assets in the Fund may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Fund. Although reallocations are intended to benefit investors that invest in the Fund through the Strategies, they could in certain cases have a detrimental effect on Fund that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting the portfolio management strategy, and causing the Fund to incur taxable gains. SIMC seeks to manage the impact to the Fund resulting from reallocations in the Strategies.

Real Estate Investment Trusts — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through a Fund, shareholders will not only bear the proportionate share of the expenses of the Fund, but will also, indirectly, bear similar expenses of underlying REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a U.S. REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act.

Short Sales — Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. Because a borrowed security could theoretically increase in price without limitation, the loss associated with short selling is potentially unlimited. To the extent that the Fund reinvests proceeds received from selling securities short, it may effectively create leverage, which is discussed above. Pursuant to its particular investment strategy, a Sub-Adviser may have a net short exposure in the portfolio of assets allocated to the Sub-Adviser.

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Small and Medium Capitalization Issuers — Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Swap Agreements — Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, counterparty risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Total return swaps are contracts that obligate a party to pay interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty. Fully funded total return swaps have economic and risk characteristics similar to credit-linked notes, which are described above. Fully funded equity swaps have economic and risk characteristics similar to participation notes (P-Notes).

A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If the Fund is a seller of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Fund is a buyer of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is generally determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset.

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The Dodd-Frank Act, which was signed into law on July 21, 2010, established a comprehensive new regulatory framework for swaps and security-based swaps. Key Dodd-Frank Act provisions relating to swaps and security-based swaps require rulemaking by the Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC), not all of which have been completed as of the date of this prospectus. Prior to the Dodd-Frank Act, the swaps and security-based swaps transactions generally occurred on a bilateral basis in the OTC market (so-called “bilateral OTC transactions”). Pursuant to the Dodd-Frank Act, some, but not all, swaps and security-based swaps transactions are now required to be centrally cleared and traded on exchanges or electronic trading platforms. Bilateral OTC transactions differ from exchange-traded or cleared swaps and security-based swaps in several respects. Bilateral OTC transactions are transacted directly between counterparties and not through an exchange (although they may be submitted for clearing with a clearing corporation). As bilateral OTC transactions are entered into directly with a counterparty, there is a risk of nonperformance by the counterparty as a result of its insolvency or otherwise. Under certain risk mitigation regulations adopted pursuant to the Dodd-Frank Act (commonly referred to as "Margin Rules"), the Fund is required to post collateral (known as variation margin) to cover the mark-to-market exposure in respect of its uncleared transactions in swaps and security-based swaps. The Margin Rules also mandate that collateral in the form of initial margin be posted to cover potential future exposure attributable to uncleared transactions in swaps and security-based swaps for certain entities, which may include the Fund. In addition, clearing agencies may impose separate margin requirements for certain cleared transactions in swaps and security-based swaps.

Warrants — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

GLOBAL ASSET ALLOCATION

The Fund and other funds managed by SIMC are used within the global asset allocation strategies (Strategies) that SIMC constructs and maintains for certain clients (Strategy Clients). The Fund is designed in part to be used as a component within those Strategies. The degree to which a Strategy Client’s portfolio is invested in the particular market segments and/or asset classes represented by the Fund and other funds varies. SIMC believes that an investment in a portfolio of funds representing a range of asset classes as part of a Strategy may reduce the Strategy’s overall level of volatility.

Within the Strategies, SIMC periodically adjusts the target allocations among the Fund and other funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Fund and other funds. Because a significant portion of the assets in the Fund and other funds may be attributable to investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Fund. Although reallocations are intended to benefit investors that invest in the Fund through the Strategies, they could, in certain cases, have a detrimental effect on the Fund. Such detrimental effects could include: transaction costs, capital gains and other expenses resulting from an increase in portfolio turnover; and disruptions to the portfolio management strategy, such as foregone investment opportunities or the inopportune sale of securities to facilitate redemptions.

MORE INFORMATION ABOUT THE FUND’S BENCHMARK INDEX

The following information describes the index referred to in the Performance Information sections of this prospectus.

The Russell 1000 Growth Index measures the performance of the large cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the large cap growth segment. The Russell 1000 Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

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INVESTMENT ADVISER

SIMC, an SEC registered investment adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Fund. As of September 30, 2023, SIMC had approximately $XX billion in assets under management.

The Fund is managed by SIMC and one or more Sub-Advisers. SIMC acts as a “manager of managers” of the Fund and, subject to the oversight of the Board, is responsible for:

— researching and recommending to the Board, the hiring, termination and replacement of Sub-Advisers;

— allocating, on a continuous basis, assets of the Fund among the Sub-Advisers (to the extent the Fund has more than one Sub-Adviser);

— monitoring and evaluating each Sub-Adviser’s performance;

— overseeing the Sub-Advisers to ensure compliance with the Fund’s investment objectives, policies and restrictions; and

— monitoring each Sub-Adviser’s adherence to its investment style.

SIMC acts as manager of managers for the Fund pursuant to an exemptive order obtained from the SEC. The exemptive order permits SIMC, with the approval of the Board, to retain unaffiliated sub-advisers for the Fund without submitting the sub-advisory agreements to a vote of the applicable Fund’s shareholders. Among other things, the exemptive order permits the non-disclosure of amounts payable by SIMC under a particular sub-advisory agreement, but instead requires SIMC to disclose the aggregate amount of sub-advisory fees paid by SIMC with respect to the Fund. As a manager of managers, SIMC is ultimately responsible for the investment performance of the Fund. The Board supervises SIMC and the Sub-Advisers and establishes policies that they must follow in their management activities.

In accordance with a separate exemptive order that the Trust and SIMC have obtained from the SEC, the Board may approve a new sub-advisory agreement or a material amendment to an existing sub-advisory agreement at a meeting that is not in person, subject to certain conditions, including that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting.

SIMC sources, analyzes, selects and monitors a wide array of Sub-Advisers across multiple asset classes. Differentiating manager skill from market-generated returns is one of SIMC’s primary objectives, as it seeks to identify Sub-Advisers that can deliver attractive investment results. SIMC believes that a full assessment of qualitative as well as quantitative factors is required to identify truly skilled managers. In carrying out this function, SIMC forms forward-looking expectations regarding how a Sub-Adviser will execute a given investment mandate; defines environments in which the strategy is likely to outperform or underperform; and seeks to identify the relevant factors behind a Sub-Adviser’s performance. It also utilizes this analysis to identify catalysts that would lead SIMC to reevaluate its view of a Sub-Adviser.

SIMC then constructs a portfolio that seeks to maximize the risk-adjusted rate of return by finding a proper level of diversification between sources of excess return (at an asset class level) and the investment managers implementing them. The allocation to a given investment manager is based on SIMC’s analysis of the manager’s particular array of alpha sources, the current macroeconomic environment, expectations about the future macroeconomic environment, and the level of risk inherent in a particular manager’s investment strategy. SIMC measures and allocates to Sub-Advisers based on risk allocations in an attempt to ensure that one manager does not dominate the risk of a multi-manager, multi-return-source Fund.

The following portfolio managers are primarily responsible for management and oversight of the Fund, as described above.

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Jason Collins serves as a Portfolio Manager for the Large Cap Growth Fund. Mr. Collins is Head of Sub-Advised Equity and the Head of the UK Investment Management Unit. In addition to lead portfolio management responsibility on various equity funds, Mr. Collins oversees resources and investment strategy for all equity portfolios. Prior to his current role, he served in a number of investment leadership roles at SEI and, before joining the firm, had gained significant experience in the fields of manager selection and portfolio management. Mr. Collins earned his Bachelor of Arts in financial services, with honors, from Bournemouth University and is a member of the CFA society.

Stephen C. Dolce, CFA, serves as a Portfolio Manager for the Large Cap Growth Fund. In this role, Mr. Dolce is responsible for the management of the portfolios, capital market research, ongoing evaluation and allocation of equity managers and capital for the SEI Funds. Prior to joining SEI, Mr. Dolce was Partner, Portfolio Manager, Analyst and Investment Committee Member at Philadelphia International Advisors LP (PIA). Previously, Mr. Dolce was a Sector Portfolio Manager and Senior Analyst at DuPont Capital Management (DCM). Mr. Dolce also served as a Global Equity and Derivatives Trader at Grantham, Mayo & Van Otterloo & Co. LLC (GMO) in Boston. Mr. Dolce received his Bachelor of Science from Boston College, Carroll School of Management with a concentration in economics. Mr. Dolce received a Masters of Finance from Northeastern University. Mr. Dolce is a CFA charterholder, a member of AIMR, the Philadelphia Financial Analysts and an industry mentor to the University of Delaware CFA Research Challenge students.

David L. Hintz, CFA serves as a Portfolio Manager for the Large Cap Growth Fund. In this role, Mr. Hintz is responsible for the management of the portfolios, capital market research, ongoing evaluation and allocation of equity managers and capital for the SEI funds. Prior to joining SEI, Mr. Hintz worked at Russell Investments as a Portfolio Manager and previously as the Head of US Equity Research and a Research Analyst. Mr. Hintz received his Bachelor of Science from Walla Walla University and his M.B.A. from Pacific Lutheran University. Mr. Hintz is a CFA charterholder from the CFA Institute.

In addition, for the Large Cap Growth Fund, SIMC and its portfolio managers manage all or a portion of the assets of the Fund in a manner that they believe will help the Fund achieve its investment goals: Eugene Barbaneagra, CFA, manages a portion of the assets of the Large Cap Growth Fund. Mr. Barbaneagra’s investment strategies are implemented through an overlay manager as disclosed in the Fund’s principal investment strategies.

SUB-ADVISERS

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. Each Sub-Adviser must also operate within the Fund’s investment objective, restrictions and policies, and within specific guidelines and instructions established by SIMC from time to time. Each Sub-Adviser is responsible for managing only the portion of the Fund allocated to it by SIMC, and Sub-Advisers may not consult with each other concerning transactions for the Fund. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

For the fiscal year or period ended September 30, 2023, SIMC received investment advisory fees, as a percentage of the Fund’s average daily net assets, at the following annual rates:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Large Cap Growth Fund	0.40%	XX	%

A discussion regarding the basis of the Board’s approval of the Fund’s investment advisory and sub-advisory agreements is available in the Fund’s Semi-Annual Report, which covers the period of October 1, 2022 through March 31, 2023, and the Fund’s Annual Report, which covers the period of October 1, 2022 through September 30, 2023.

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SIMC has registered with the National Futures Association as a "commodity pool operator" under the Commodities Exchange Act (CEA). SIMC has claimed, with respect to the Fund in accordance with CFTC Regulation 4.5 and other relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the CEA. SIMC is therefore not subject to regulation as commodity pool operator under the CEA with regard to the operation of the Fund.

Information About Fee Waivers

Actual total annual fund operating expenses of the Class Y Shares of the Fund for the most recent fiscal year were less than the amounts shown in the Annual Fund Operating Expenses tables in the Fund Summary sections because the Fund’s adviser, the Fund’s administrator and/or the Fund’s distributor voluntarily waived and/or reimbursed a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs associated with litigation- or tax-related services, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The voluntary waivers of fees by the Fund’s adviser, the Fund’s administrator and/or the Fund’s distributor are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses (AFFE). The Fund’s adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these voluntary waivers and/or reimbursements at any time. With these fee waivers, the actual total annual fund operating expenses of the Class Y Shares of the Fund for the most recent fiscal year (ended September 30, 2023) were as follows:

Fund Name—Class Y Shares	Total Annual Fund Operating Expenses (before fee waivers)		Total Annual Fund Operating Expenses (after fee waivers but excluding waiver to maintain income yield)		Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*		Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense, fees paid indirectly and after extraordinary expenses, if applicable)*
Large Cap Growth Fund	XX	%	XX	%	XX	%	XX	%

* AFFE reflects the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies during the most recent fiscal year.

Sub-Advisers and Portfolio Managers

LARGE CAP GROWTH FUND:

As further described in the Principal Investment Strategies of the Large Cap Growth Fund's Summary section, certain Sub-Advisers will manage their portion of the Fund's portfolio by making recommendations as to the purchase, sale and retention of assets, with those recommendations executed by Parametric Portfolio Associates LLC (Parametric) as overlay manager.

Fred Alger Management, LLC: Fred Alger Management, LLC (Alger), located at 100 Pearl Street, 27th Floor, New York, New York 10004, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals manages the portion of the Large Cap Growth Fund's assets allocated to Alger. Mr. Patrick Kelly has been employed by Alger since 1999. Mr. Kelly has been a portfolio manager since 2004, an Executive Vice President since 2008, and the Head of Alger Capital Appreciation and Spectra Strategies since 2015. Ankur Crawford, Ph.D. has been employed by Alger since 2004. Dr. Crawford has been a portfolio manager since 2010 and an Executive Vice President since 2019. Previously, Dr. Crawford served as a Vice President and an Analyst from 2007 to 2010, a Senior Analyst from 2010 to 2016, and a Senior Vice President from 2010 to 2019.

Mackenzie Investments Corporation: Mackenzie Investments Corporation (Mackenzie), located at Two International Place, Suite 2320, Boston, MA 02110, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals manages the portion of the Large Cap Growth Fund's assets allocated to Mackenzie. Mr. Arup Datta, CFA, Senior Vice President, Investment Management, joined Mackenzie in 2017 as the Head of Global Quantitative Equity Team and a Portfolio Manager. Prior to joining Mackenzie, Mr. Datta was the Chief Investment Officer, International Equities, and a Portfolio Manager at AJO, LP from 2012 to 2017. Mr. Datta previously worked at Agriya Investors as President and Portfolio Manager and Numeric Investors as Director of Portfolio Management and Portfolio Manager. Mr. Nicholas Tham, CFA, joined Mackenzie in 2017 as Vice President, Investment Management, and Portfolio Manager. Prior to joining Mackenzie, Mr. Tham was a Portfolio Manager at AJO, LP from 2012 to 2017. Mr. Tham previously worked as an Analyst at Agriya Investors and Weiss Asset Management. Mr. Datta and Mr. Tham also hold the Chartered Financial Analyst (CFA) designation.

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Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC (Parametric), located at 800 Fifth Avenue, Suite 2800, Seattle, WA 98104, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals at Parametric, led by Paul Bouchey, Global Head of Research, Thomas Seto, Head of Investment Management, and James Reber, Managing Director, Portfolio Management manages the portion of the Large Cap Growth Fund's assets allocated to Parametric. Messrs. Bouchey, Seto and Reber have been with Parametric since 2006, 1998 and 2004 respectively.

PineStone Asset Management Inc.: PineStone Asset Management Inc. (PineStone) serves as a Sub-Adviser to a portion of the assets of the Large Cap Growth Fund. PineStone is located at 1981 McGill College Avenue, Suite 1600, Montreal, QC, Canada H3A 2Y1. PineStone is a specialist global equity manager founded in 2021 that is 100% employee owned and is a registered investment adviser with the U.S. Securities & Exchange Commission. PineStone is focused exclusively on helping clients achieve their financial goals by investing in what PineStone believes to be high quality companies worldwide. PineStone had approximately CAN$60 billion in assets under management as of January 31, 2022 and is led by Nadim Rizk, CFA. Mr. Rizk is the Chief Executive Officer, Chief Investment Officer and Lead Portfolio Manager of PineStone. Mr. Rizk has over 24 years of industry experience and founded PineStone in 2021. Prior experiences include positions as Lead Portfolio Manager, Head of Global Equities, Lead Manager for U.S. and Global Equity portfolios, as well as Senior Global Research Analyst positions at some of Canada's leading investment management firms, including Fiera Capital Corporation (FCC), which he joined in 2009. Mr. Rizk graduated from the American University of Beirut with a Bachelor of Business Administration, majoring in Finance. Mr. Rizk later obtained an M.B.A. from McGill University and also obtained the Chartered Financial Analyst designation. Andrew Chan, CIM, is the Head of Research at PineStone. Mr. Chan has over 18 years of industry experience. Prior experiences include Director of Research and senior analyst positions for U.S. and global equities at leading investment management firms, most recently with FCC, which he joined in 2009. Mr. Chan graduated from McGill University with a Bachelor of Commerce, majoring in Finance. Mr. Chan later obtained a Master of Science in Finance from HEC Montréal. Mr. Chan can act as portfolio manager if Mr. Rizk is unable to do so.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership, if any, of Fund shares.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

The following sections tell you how to purchase, exchange and sell (sometimes called “redeem”) Class Y Shares of the Fund. Class Y Shares may only be purchased by:

• independent investment advisers investing for the benefit of their clients through accounts held at SEI Private Trust Company, that, after requesting access to Class Y Shares, are approved by the SEI Funds (or their delegate) to purchase Class Y Shares due to the investment adviser having purchased and held (i.e., on a net basis taking into account purchases and redemptions) a minimum of $300,000,000 of client assets in non-money market SEI Funds (Asset Threshold) for at least one year from the date of the request (or such shorter period of time as determined solely by the SEI Funds (or their delegate)) and remaining above this Asset Threshold thereafter. For these purposes, the SEI Funds (or their delegate) consider an independent investment adviser to be an individual or a group of related individuals that, in the sole determination of the SEI Funds (or their delegate), operate as a distinct customer of SEI. In the event that an independent investment adviser that was authorized to purchase Class Y Shares for its clients subsequently drops below the Asset Threshold for whatever reason, which may include a situation where a group of related individuals that previously operated as a distinct customer of SEI cease to do so, the SEI Funds (or their delegate) may in their discretion waive the Asset Threshold requirement;

• bank trust departments or other financial firms, for the benefit of their clients, that have entered into an agreement with the Fund’s Distributor, or its affiliates, permitting the purchase of Class Y Shares;

• institutions, such as defined benefit plans, defined contribution plans, healthcare plans and board designated funds, insurance operating funds, foundations, endowments, public plans and Taft-Hartley plans, subject to a minimum initial investment of least $25,000,000 in Class Y Shares of the SEI Funds;

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• clients that have entered into a direct bilateral investment advisory agreement with SIMC with respect to their assets invested in the Fund; and

• other SEI mutual funds and pooled investment products managed by SIMC.

In the event a Class Y shareholder no longer meets the eligibility requirements to purchase Class Y Shares (as noted in this section), the SEI Funds (or their delegate) may, in their discretion, elect to convert such shareholder’s Class Y Shares into a Class of Shares of the same Fund for which such shareholder does meet the eligibility requirements. Without limiting the foregoing, this may include situations, as applicable, where the shareholder’s independent investment adviser, bank trust department or financial firm no longer meets the eligibility criteria noted above or the shareholder no longer meets the eligibility criteria (for example, by terminating their relationship with an eligible adviser or firm). In all cases, if a client meets the eligibility requirements for more than one other Class of Shares, then such client’s Class Y Shares shall be convertible into shares of the Class having the lowest total annual operating expenses (disregarding fee waivers) for which such client meets the eligibility requirements.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Authorized financial institutions and intermediaries may purchase, sell or exchange Class Y Shares by placing orders with the Transfer Agent or the Fund’s authorized agent. Authorized financial institutions and intermediaries that use certain SEI or third party systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Fund, at its discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interest of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in the Fund in any twelve-month period). For more information regarding the Fund’s policies and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

You may be eligible to purchase other classes of shares of the Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which classes of shares are available to you.

The Fund calculates its NAV per share once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day’s NAV per share, generally the Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the next determined NAV per share after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Fund. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

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Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. You may obtain the current NAV of the Fund by calling 1-800-DIAL-SEI.

If a market quotation is readily available for the valuation of Fund investments, then it is valued by the Fund’s administrator at current market value in accordance with the Fund’s Pricing and Valuation Procedures. The Trust's Board of Trustees has designated SIMC as the Valuation Designee for the Fund pursuant to Rule 2a-5 under the 1940 Act (the "Rule"). The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board's designation, has appointed a committee of SIMC persons to function as the Valuation Designee (the "Committee") and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s Valuation and Pricing Policy (together with SIMC's Valuation and Pricing Policy, the "Fair Value Procedures").

As discussed in detail below, the Committee will typically first seek to fair value investments with valuations received from an independent, third-party pricing agent (a "Pricing Service"). If such valuations are not available or are unreliable, the Committee will seek to obtain a bid price from at least one independent broker or dealer. If a broker or dealer quote is unavailable, the Committee will convene, subject to the Fair Value Procedures, to establish a fair value for the fair value investments.

When valuing portfolio securities, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.

Redeemable securities issued by open-end investment companies are valued at the investment company's applicable NAV per share, with the exception of ETFs, which are priced as equity securities. These open-end investment company shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company's NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, then long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price as provided by a Pricing Service.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by a Pricing Service. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value the Fund's futures or centrally cleared swaps position.

If a security's price cannot be obtained, as noted above, or in the case of equity tranches of CLOs or CDOs, the securities will be valued using a bid price from at least one independent broker. If such prices are not readily available, are determined to be unreliable or cannot be valued using the methodologies described above, the Committee will fair value the security using the Fair Value Procedures, as described below.

If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of CLOs/CDOs, such as those held by the Fund, are priced based upon valuations provided by a Pricing Service. Such values generally reflect the last reported sales price if the security is actively traded. The Pricing Service may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

On the first day a new debt security purchase is recorded, if a price is not available from a Pricing Service or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fair Value Procedures until an independent source can be secured. Securities held by the Fund with remaining maturities of 60 days or less will be valued at their amortized cost. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the security will be valued by an independent broker quote or fair valued by the Committee.

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Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by a Pricing Service.

The Committee and Fund's administrator, as applicable, reasonably believe that prices provided by Pricing Services are reliable. However, there can be no assurance that such Pricing Service's prices will be reliable. The Committee, who is responsible for making fair value determinations with respect to the Fund's portfolio securities, will, with assistance from the applicable Sub-Adviser, continuously monitor the reliability of readily available market quotations obtained from any Pricing Service and shall promptly notify the Fund's administrator if the Committee reasonably believes that a Pricing Service is no longer a reliable source of readily available market quotations. The Fund's administrator, in turn, will notify the Committee if it reasonably believes that a Pricing Service is no longer a reliable source for readily available market quotations.

The Fair Value Procedures provide that any change in a primary Pricing Service or a pricing methodology for investments with readily available market quotations requires prior approval by the Board. However, when the change would not materially affect the valuation of the Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing Pricing Service or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board. A change in a Pricing Service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Committee in accordance with certain requirements.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Fair Value Procedures.

The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures, which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions, or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in the Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Fund, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to any investments in foreign securities, the Fund uses a third-party fair valuation vendor, which provides a fair value for such foreign securities based on certain factors and methodologies (generally involving tracking valuation correlations between the U.S. market and each foreign security). Values from the vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair-valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund shall value the foreign securities in its portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the vendor. Additionally, if a local market in which the Fund owns securities is closed for one or more days (scheduled or unscheduled) while the Fund is open, and if such securities in the Fund’s portfolio exceed the predetermined confidence interval discussed above, then the Fund shall value such securities based on the fair value prices provided by the vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its NAV. The readily available market quotations of such securities may no longer reflect their market value at the time the Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event) has occurred between the time of the security's last close and the time that the Fund calculates NAV thereby rendering the readily available market quotations as unreliable. The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares. A Significant Event may relate to a single issuer or to an entire market sector.

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The Committee is primarily responsible for the obligation to monitor for Significant Events as part of the Committee's ongoing responsibility to determine whether the Fund investment is required to be fair valued (i.e., the investment does not have a reliable readily available market quotation). The Committee may consider input from the Fund's service providers, including the Fund's administrator or a Sub-Adviser, if applicable and as appropriate. If the Committee becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, the Committee shall notify the Fund's administrator.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing of the Fund could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting the portfolio management strategy, causing the Fund to incur taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board has adopted policies and procedures on behalf of the Fund to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i. If the shareholder conducts four or more “round trips” in the Fund in any twelve-month period. A round trip involves the purchase of shares of the Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of the Fund in this manner is also considered a round trip.

ii. If the Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund, in its sole discretion, also reserves the right to reject any purchase request (including exchange requests) for any reason, without notice.

Judgments with respect to the implementation of the Fund’s policies are made uniformly and in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders. When applying the Fund’s policies, the Fund may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

The Fund’s monitoring techniques are intended to identify and deter short-term trading in the Fund. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund’s monitoring techniques. Operational or technical limitations may also limit the Fund’s ability to identify short-term trading activity.

The Fund and/or its service providers have entered into agreements with financial intermediaries that require them to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Fund may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may request that the financial intermediary prohibit the shareholder from future purchases or exchanges into the Fund.

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The Fund may be sold to participant-directed employee benefit plans. The Fund’s ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Prospective investors should consult their own financial institution or financial intermediary regarding their eligibility to invest in the Fund. The Fund may rely on representations from such financial institutions and financial intermediaries regarding investor eligibility.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each customer who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. When you open an account on behalf of an entity you will have to provide formation documents and identifying information about beneficial owner(s) and controlling parties. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Fund will accept investments and your order will be processed at the next determined NAV after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Fund’s overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

An authorized financial institution or intermediary may exchange Class Y Shares of the Fund for Class Y Shares of any other fund of SEI Institutional Managed Trust on any Business Day by placing orders with the Transfer Agent or the Fund’s authorized agent. For information about how to exchange Fund shares through your authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days’ notice. When you exchange shares, you are really selling your shares of the Fund and buying shares of another Fund. Therefore, your sale price and purchase price will be based on the next calculated NAV after the Fund receives your exchange request. All exchanges are based on the eligibility requirements of the Fund into which you are exchanging and any other limits on sales of or exchanges into that Fund. The Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund’s other shareholders or possibly disruptive to the management of the Fund.

26

When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor’s financial intermediary.

HOW TO SELL YOUR FUND SHARES

Authorized financial institutions and intermediaries may sell Fund shares on any Business Day by placing orders with the Transfer Agent or the Fund's authorized agent. Authorized financial institutions and intermediaries that use certain SEI or third party systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. For information about how to sell Fund shares through your authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next determined NAV after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your redemption request on the Business Day following the day on which they receive your request, regardless of the method the Fund use to make such payment, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Methods Used to Meet Redemption Obligations

The Fund generally pays sale (redemption) proceeds in cash during normal market conditions. To the extent that the Fund does not have sufficient cash holdings for redemption proceeds, it will typically seek to generate such cash through the sale of portfolio assets. The Fund also operates an interfund lending program that enables the Fund to borrow from another Fund on a temporary basis, which, on a less regular basis, may be used to help the Fund satisfy redemptions. Under stressed or unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption and you will bear the investment risk of the distributed securities until the distributed securities are sold. These methods may be used during both normal and stressed market conditions.

Low Balance Redemptions

The Fund (or its delegate) may, in its discretion, and upon reasonable notice, redeem in full a financial institution, intermediary or shareholder that fails to maintain an investment of at least $1,000 in the Fund.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons, as permitted by the 1940 Act and the rules and regulations promulgated thereunder. More information about such suspension can be found in the SAI.

Large Redemptions

Large unexpected redemptions to the Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, the Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Fund may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in the Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

27

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property, including mutual fund shares, under various circumstances. Such circumstances include inactivity (i.e., no owner-initiated contact for a certain period), returned mail (i.e., when mail sent to a shareholder is returned by the post office, or "RPO," as undeliverable), or a combination of both inactivity and returned mail. More information on unclaimed property and how to maintain an active account is available through your state.

If you are a resident of certain states, you may designate a representative to receive notice of the potential escheatment of your property. The designated representative would not have any rights to your shares. Please contact your financial intermediary for additional information.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.

The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Fund. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may compensate these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Fund to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund’s SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings (the Portfolio Holdings Website). Except as set forth below, five calendar days after each month end, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the information disclosed on the Portfolio Holdings website and the Fund’s policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

28

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund distributes its investment income periodically as dividends to shareholders. It is the policy of the Large Cap Growth Fund to distribute its investment income quarterly. The Fund distributes its investment income as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

[Taxes]

Please consult your tax advisor regarding your specific questions about U.S. federal, state and local income taxes. Below the Fund has summarized some important U.S. federal income tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change. This summary does not apply to shares held in an individual retirement account or other tax-qualified plans, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Fund has elected and intends to qualify each year for treatment as a RIC. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Fund intends to distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive from the Fund may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions, including net short-term capital gains, are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income.

Dividends that are qualified dividend income are currently eligible for the reduced maximum rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund. Distributions that the Fund receives from an ETF, an underlying fund taxable as a RIC or from a REIT will be treated as qualified dividend income only to the extent so designated by such ETF, underlying fund or REIT. Qualified dividend income is, in general, dividends from domestic corporations and from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). The Fund’s investment strategies may limit its ability to make distributions eligible for the reduced tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 20%. Once a year the Fund (or its administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year.

Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. The Fund’s investment strategies will significantly limit its ability to distribute dividends eligible for the dividends received deduction for corporations.

A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in the Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by a Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the Internal Revenue Service (IRS).

29

If the Fund distributes more than its net investment income and net capital gains, the excess generally would be treated as a nontaxable return of capital that would reduce your cost basis in your Fund shares and would increase your capital gain or decrease your capital loss when you sell your shares.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and should be avoided by taxable investors.

Each sale of Fund shares may be a taxable event. Assuming a shareholder holds Fund shares as a capital asset, the gain or loss on the sale of Fund Shares generally will be treated as short-term capital gain or loss if you held the shares for 12 months or less, or a long-term capital gain or loss if you held the shares for longer. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Any capital loss arising from the sale of Fund shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain dividends that were paid with respect to those shares and disallowed to the extent that exempt interest dividends were paid with respect to such Fund shares. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

To the extent that the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of the Fund consists of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. Foreign tax credits, if any, received by the Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund-of-funds” under the Code. The Fund will be treated as a “qualified fund-of-funds” under the Code if at least 50% of the value of the Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs. The Fund (or its administrative agent) will notify you if it makes any of the aforementioned elections and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex provisions of the Code that, among other things, may affect the Fund’s ability qualify as a RIC, affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. These rules could affect the amount, timing or character of the income distributed to shareholders.

The Fund may invest in U.S. REITs. “Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by the Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and which the Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

REITs in which the Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund (or its administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

30

If the Fund were to fail to qualify as a RIC and to avail itself of certain relief provisions, it would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the SAI for a more detailed discussion, including the availability of certain relief provisions for certain failures by the Fund to qualify as a RIC.

The Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information for Fund shares. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund (or its administrative agent) are also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of such Fund’s shares, the Fund will permit its shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, the Fund will use a default cost basis method which has been separately communicated to you. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Fund).

Non-U.S. investors in the Fund may be subject to U.S. withholding tax and are encouraged to consult their tax advisor prior to investing the Fund.

Because each shareholder’s tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Fund.

The Fund’s SAI contains more information about taxes.

ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties (including, among others, the Fund’s investment adviser, custodian, administrator and transfer agent, accountants and distributor) who provide services to the Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or any right to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. The Fund may make changes to this information from time to time. Neither this prospectus, the SAI nor any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly (and which may not be waived) by federal or state securities laws.

31

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class Y Shares of the Fund that was in operation during the fiscal year ended September 30, 2023. This information is intended to help you understand the Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information below has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, the Fund’s independent registered public accounting firm. Its report, along with the Fund’s financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS OR PERIODS ENDED SEPTEMBER 30, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(1)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations		Distributions from Net Investment Income		Distributions from Net Realized Capital Gains		Total Distributions		Net Asset Value, End of Period		Total Return†		Net Assets End of Period ($ Thousands)		Ratio of Net Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate†
Large Cap Growth Fund
CLASS Y
2023	$	XX	$	XX	$	XX	$	XX	$	XX	$	XX	$	XX	$	XX	XX	%	$	XX	XX	%	XX	%	XX	%	XX	%
2022		52.11		0.10		(10.41)		(10.31)		(0.03)		(6.74)		(6.77)		35.03	(23.73)			187,533	0.64		0.72		0.22		61
2021		45.35		(0.01)		11.08		11.07		(0.08)		(4.23)		(4.31)		52.11	26.10			223,901	0.64		0.72		(0.02)		42
2020		35.84		0.14		11.63		11.77		(0.17)		(2.09)		(2.26)		45.35	34.39			170,883	0.64		0.73		0.36		58
2019		39.96		0.21		0.24		0.45		(0.24)		(4.33)		(4.57)		35.84	2.70			157,270	0.64		0.73		0.60		88

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
(1)	Per share calculated using average shares.

32

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, Pennsylvania 19103-3007

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated [January 31, 2024] includes more detailed information about SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings and contain information from the Fund’s managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI
By Mail: Write to the Fund at:
One Freedom Valley Drive
Oaks, Pennsylvania 19456

By Internet: The Fund makes available their SAI and Annual and Semi-Annual Reports, free of charge, on or through the Fund’s Website at www.seic.com/fundprospectuses. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Managed Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”). You may request documents by mail from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust’s Investment Company Act registration number is 811-04878.

SEI-F-106 (1/23)

seic.com

SUBJECT TO COMPLETION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED November 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Growth Fund

Ticker Symbols: Class F—SELCX, Class I—SPGIX, Class Y—SLRYX

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Adviser:

SEI Investments Management Corporation

Sub-Advisers:

Fred Alger Management, LLC

Mackenzie Investments Corporation
Parametric Portfolio Associates LLC

PineStone Asset Management Inc.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of SEI Institutional Managed Trust (the “Trust”) and should be read in conjunction with the Trust’s Class F, Class I and Class Y Shares prospectuses (the “Prospectuses”), each dated [January 31, 2024].

The Prospectuses may be obtained upon request and without charge by writing the Trust’s distributor, SEI Investments Distribution Co., at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

The Trust’s financial statements for the fiscal year ended [September 30, 2023], including notes thereto and the report of the Independent Registered Public Accounting Firm thereon, are incorporated herein by reference from the Trust’s 2023 Annual Report. Shareholder reports are available online or by calling 1-800-DIAL-SEI. Unless you have elected to receive paper copies of the shareholder reports, you will be notified by mail each time a report is posted on the Fund's website and provided with a link to access the report online.

[January 31, 2024]

SEI-F-048 (1/23)

TABLE OF CONTENTS

GLOSSARY OF TERMS
THE TRUST	1
INVESTMENT OBJECTIVES AND POLICIES	2
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	3
American Depositary Receipts	4
Derivatives	5
Distressed Securities	6
Economic Risks of Global Health Events	6
Equity-Linked Warrants	6
Equity Securities	6
Exchange-Traded Products	9
Foreign Securities and Emerging and Frontier Markets	10
Forward Foreign Currency Contracts	17
Futures and Options on Futures	20
Illiquid Securities	20
Interfund Lending and Borrowing Arrangements	21
Investment Companies	21
MiFID II	23
Master Limited Partnerships	23
Money Market Securities	23
Options	24
Privatizations	25
Put Transactions	26
Quantitative Investing	26
Real Estate Investment Trusts	26
Restricted Securities	27
Risks of Cyber Attacks	28
Short Sales	29
Special Purpose Acquisition Companies	29
Swaps, Caps, Floors, Collars and Swaptions	30
U.S. Government Securities	32
INVESTMENT LIMITATIONS	34
THE ADMINISTRATOR AND TRANSFER AGENT	36

THE ADVISER AND SUB-ADVISERS	37
DISTRIBUTION AND SHAREHOLDER SERVICING	46
SECURITIES LENDING ACTIVITY	47
TRUSTEES AND OFFICERS OF THE TRUST	48
PROXY VOTING POLICIES AND PROCEDURES	56
PURCHASE AND REDEMPTION OF SHARES	57
TAXES	58
PORTFOLIO TRANSACTIONS	67
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	69
DESCRIPTION OF SHARES	70
LIMITATION OF TRUSTEES’ LIABILITY	70
CODES OF ETHICS	71
VOTING	71
SHAREHOLDER LIABILITY	71
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	71
MASTER/FEEDER OPTION	72
CUSTODIAN	72
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	72
LEGAL COUNSEL	73
APPENDIX A-DESCRIPTION OF RATINGS	A-1

[January 31, 2024]

The following terms are used throughout this SAI, and have the meanings set forth below. Because the following is a combined glossary of terms used for all the SEI Funds, certain terms below may not apply to your fund. Any terms used but not defined herein have the meaning ascribed to them in the applicable Fund’s prospectus or as otherwise defined in this SAI.

Term	Definition
1933 Act	Securities Act of 1933, as amended
1940 Act	Investment Company Act of 1940, as amended
ADRs	American Depositary Receipts
ARMS	Adjustable Rate Mortgage Securities
BHCA	Bank-Holding Company Act
Bank Loan Rate	The rate of interest that would be charged by a bank for short-term borrowings
Board	The Trust’s Board of Trustees
CATS	Certificates of Accrual on Treasury Securities
CDOs	Collateralized Debt Obligations
CDRs	Continental Depositary Receipts
CFTC	Commodities Futures Trading Commission
CLCs	Construction Loan Certificates
CLOs	Collateralized Loan Obligations
CMBS	Commercial Mortgage-Backed Securities
CMOs	Collateralized Mortgage Obligations
Code	Internal Revenue Code of 1986, as amended
Confidential Information	Material, non-public information
Dodd-Frank Act	Dodd-Frank Wall Street Reform and Consumer Protections Act
EDRs	European Depositary Receipts
ETFs	Exchange-Traded Funds
ETNs	Exchange-Traded Notes
ETPs	Exchange-Traded Products
EU	European Union
Fannie Mae	Federal National Mortgage Association
FHA	Federal Housing Administration
Freddie Mac	Federal Home Loan Mortgage Corporation
GDRs	Global Depositary Receipts
GNMA	Government National Mortgage Association
IFA	Insurance Funding Agreement
IO	Interest-Only Security
IRS	Internal Revenue Service
LIBOR	London Interbank Offered Rate
Liquidity Fund	SEI Liquidity Fund, LP
LYONs	Liquid Yield Option Notes
MiFID II	Directive 2014/61/EU on markets in financial instruments and Regulation 600/2014/EU on markets in financial instruments
MLPs	Master Limited Partnerships

Moody’s	Moody’s Investors Service, Inc.
NAV	Net Asset Value
NDFs	Non-Deliverable Forwards
NRSRO	Nationally Recognized Statistical Rating Organization
OTC	Over-the-Counter
PAC Bonds	Planned Amortization Class CMOs
PIPEs	Private Investments in Public Equity
PLC	Permanent Loan Certificate
P-Notes	Participation Notes
PO	Principal-Only Security
Program	SEI Funds’ interfund lending program
QFII	Qualified Foreign Institutional Investor
QPTPs	Qualified Publicly Traded Partnerships
REITs	Real Estate Investment Trusts
REMIC Certificates	REMIC pass-through certificates
REMICs	Real Estate Mortgage Investment Conduits
REOCs	Real Estate Operating Companies
Repo Rate	rate of interest for an investment in overnight repurchase agreements
RIC	Regulated Investment Company
S&P	Standard & Poor’s Rating Group
SEC	U.S. Securities and Exchange Commission
SEI Funds	The existing or future investment companies registered under the 1940 Act that are advised by SIMC
SOFR	Secured Overnight Financing Rate
STRIPS	Separately Traded Registered Interest and Principal Securities
Subsidiary	A wholly-owned subsidiary organized under the laws of the Cayman Islands
TIGRs	Treasury Investment Growth Receipts
TRs	Treasury Receipts
UK	United Kingdom
World Bank	International Bank of Reconstruction and Development
Yankees	Yankee Obligations

THE TRUST

SEI Institutional Managed Trust (the “Trust”) is an open-end management investment company that offers shares of diversified and non-diversified portfolios. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated October 17, 1986. The Agreement and Declaration of Trust permits the Trust to offer separate series (“portfolios”) of units of beneficial interest (“shares”) and separate classes of shares of such portfolios. Shareholders may purchase shares in certain portfolios through separate classes. Class F, Class I and Class Y Shares may be offered, which may provide for variations in transfer agent fees, shareholder servicing fees, administrative servicing fees, dividends and certain voting rights. Except for differences among the classes pertaining to shareholder servicing, administrative servicing, distribution, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

This Statement of Additional Information (“SAI”) relates to the following portfolio: Large Cap Growth Fund (“the Fund”), including all classes of the Fund.

The investment adviser to the Fund, SEI Investments Management Corporation, is herein referred to as “SIMC” or the “Adviser,” and the investment sub-advisers are each a “Sub-Adviser” and, together, the “Sub-Advisers”.

INVESTMENT OBJECTIVES AND POLICIES

LARGE CAP GROWTH FUND—The investment objective of the Large Cap Growth Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. The Fund will primarily seek to purchase securities believed to have attractive growth and appreciation potential. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Growth Index (between $306.42 million and $2.07 trillion as of December 31, 2022) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Growth Index are subject to change. The Fund will invest primarily in common stocks, preferred stocks, warrants, American Depositary Receipts (ADRs), real estate investment trusts (REITs) and exchange-traded funds (ETFs), as well as forward contracts and swaps for hedging and speculative purposes. The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund may invest up to 20% of its assets in foreign securities.

The Fund uses a multi-manager approach, relying primarily on a number of Sub-Advisers with differing investment philosophies and strategies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund’s assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Sub-Adviser(s) may implement a long/short equity investment strategy by investing in securities, including through forwards and swaps, believed to offer capital appreciation opportunities while also attempting to take advantage of an anticipated decline in the price of a company. A long/short equity investment strategy takes (i) long positions with respect to investments that are believed to be undervalued relative to their potential and likely to increase in price, and (ii) short positions with respect to investments that are believed to have significant risk of decreasing in price. The Sub-Adviser(s) seek returns from strong security selection on both the long and short sides. These long and short positions may be completely unrelated.

The Fund implements the investment recommendations of SIMC and certain of the Sub-Advisers through the use of an overlay manager appointed by SIMC. Each such Sub-Adviser and SIMC provides a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the applicable Sub-Advisers and SIMC, with the weighting of each such Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC’s forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

The Fund may invest in securities of foreign issuers and in ADRs traded on registered exchanges or on NASDAQ, as well as ADRs not traded on an established exchange.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices of the Fund, including those discussed in the applicable Prospectus and the Fund’s “Investment Objectives and Policies” section of this SAI and the associated risk factors. The Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of SIMC or the Sub-Advisers, such investments or investment practices will be advantageous to the Fund. The Fund is free to reduce or eliminate its activity in any of these areas. An adviser may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or is not permitted by the Fund’s stated investment policies, including those stated below. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund’s investment objective.

AMERICAN DEPOSITARY RECEIPTS-ADRs, as well as other “hybrid” forms of ADRs, including EDRs, CDRs and GDRs, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Although the two types of depositary receipt facilities (unsponsored and sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer. Typically, however, the depositary requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depositary and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depositary and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depositary), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositaries of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

DERIVATIVES-In an attempt to reduce systemic and counterparty risks associated with OTC derivatives transactions, the Dodd-Frank Act requires that a substantial portion of OTC derivatives be executed in regulated markets and submitted for clearing to regulated clearinghouses. The CFTC also requires a substantial portion of derivative transactions that have historically been executed on a bilateral basis in the OTC markets to be executed through a regulated swap execution facility or designated contract market. The SEC is expected to eventually impose a similar requirement with respect to security-based swaps. Such requirements could limit the ability of the Fund to invest or remain invested in derivatives and may make it more difficult and costly for investment funds, including the Fund, to enter into highly tailored or customized transactions. They may also render certain strategies in which the Fund might otherwise engage impossible or so costly that they will no longer be economical to implement.

OTC trades submitted for clearing will be subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as may be adjusted to a higher amount by the Fund's Futures Commission Merchant, as well as possible SEC- or CFTC-mandated margin requirements. With respect to uncleared swaps, swap dealers are required to collect variation margin from the Fund and may be required to collect initial margin from the Fund pursuant to the CFTC's or the Prudential Regulators' uncleared swap margin rules. Both initial and variation margin must be in the form of eligible collateral, and may be composed of cash and/or securities, subject to applicable regulatory haircuts. These rules also mandate that collateral in the form of initial margin be posted to cover potential future exposure attributable to uncleared swap transactions for certain entities, which may include the Fund. In the event the Fund is required to post collateral in the form of initial margin in respect of its uncleared swap transactions, all such collateral will be posted with a third-party custodian pursuant to a triparty custody agreement between the Fund, its dealer counterparty and an unaffiliated custodian.

Although the Dodd-Frank Act requires many OTC derivative transactions previously entered into on a principal-to-principal basis to be submitted for clearing by a regulated clearinghouse, certain of the derivatives that may be traded by the Fund may remain principal-to-principal or OTC contracts between the Fund and third parties. The risk of counterparty non-performance can be significant in the case of these OTC instruments, and "bid-ask" spreads may be unusually wide in these markets. To the extent not mitigated by implementation of the Dodd-Frank Act, if at all, the risks posed by such instruments and techniques, which can be complex, may include: (1) credit risks (the exposure to the possibility of loss resulting from a counterparty's failure to meet its financial obligations), as further discussed below; (2) market risk (adverse movements in the price of a financial asset or commodity); (3) legal risks (the characterization of a transaction or a party's legal capacity to enter into it could render the transaction unenforceable, and the insolvency or bankruptcy of a counterparty could pre-empt otherwise enforceable contract rights); (4) operational risk (inadequate controls, deficient procedures, human error, system failure or fraud); (5) documentation risk (exposure to losses resulting from inadequate documentation); (6) liquidity risk (exposure to losses created by inability to prematurely terminate derivative transactions); (7) systemic risk (the risk that financial difficulties in one institution or a major market disruption will cause uncontrollable financial harm to the financial system); (8) concentration risk (exposure to losses from the concentration of closely related risks such as exposure to a particular industry or exposure linked to a particular entity); and (9) settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty).

Swap dealers and major swap participants that are registered with the CFTC and with whom the Fund may trade are subject to minimum capital and margin requirements. These requirements may apply irrespective of whether the OTC derivatives in question are traded bilaterally or cleared. OTC derivatives dealers are subject to business conduct standards, disclosure requirements, reporting and recordkeeping requirements, transparency requirements, position limits, limitations on conflicts of interest, and other regulatory burdens. These requirements may increase the overall costs for OTC derivative dealers, which are likely to be passed along, at least partially, to market participants in the form of higher fees or less advantageous dealer marks. The full impact of the Dodd-Frank Act on the Fund remains uncertain, and it is unclear how the OTC derivatives markets will ultimately adapt to this new regulatory regime.

Rule 18f-4 under the 1940 Act governs the Fund’s use of derivative instruments and certain other transactions that create future payment and/or delivery obligations by the Fund. Rule 18f-4 permits the Fund to enter into Derivative Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Fund, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”). In connection with the adoption of Rule 18f-4, the SEC eliminated the asset segregation framework arising from prior SEC guidance for covering Derivative Transactions and certain financial instruments.

Under Rule 18f-4, “Derivative Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions, if the Fund elects to treat these transactions as Derivative Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transactions and the transaction will settle within 35 days of its trade date.

Rule 18f-4 requires that the Fund that invests in Derivative Transactions above a specified amount adopt and implement a derivatives risk management program administered by a derivatives risk manager that is appointed by and overseen by the Fund’s Board, and comply with an outer limit on Fund leverage risk based on value at risk. The Fund that uses Derivatives Transactions in a limited amount are considered “limited derivatives users,” as defined in Rule 18f-4, will not be subject to the full requirements of Rule 18f-4, but will have to adopt and implement policies and procedures reasonably designed to manage the Fund’s derivatives risk. The Fund will be subject to reporting and recordkeeping requirements regarding its use of Derivative Transactions.

The requirements of Rule 18f-4 may limit the Fund’s ability to engage in Derivative Transactions as part of its investment strategies. These requirements may also increase the cost of the Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund. The rule also may not be effective to limit the Fund’s risk of loss. In particular, measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in the Fund’s derivatives or other investments. There may be additional regulation of the use of Derivative Transactions by registered investment companies, which could significantly affect their use. The ultimate impact of the regulations remains unclear. Additional regulation of Derivative Transactions may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

More information about particular types of derivatives instruments is included below in the sections titled "Forward Foreign Currency Contracts," "Futures Contracts and Options on Futures Contracts," “Options” and “Swaps, Caps, Floors, Collars and Swaptions.”

DISTRESSED SECURITIES-Distressed securities are securities of issuers that are in transition, out of favor, financially leveraged or troubled or potentially troubled, and may be, or have recently been, involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. Distressed securities are considered risky investments, although they may also offer the potential for correspondingly high returns.

Such issuers’ securities may be considered speculative, and the ability of such issuers to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such issuers.

ECONOMIC RISKS OF GLOBAL HEALTH EVENTS-An outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment. These impacts also have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Health crises caused by viral or bacterial outbreaks, such as the COVID-19 outbreak, may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund.

EQUITY-LINKED WARRANTS-Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant is redeemed with the proceeds.

Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrant can be redeemed for 100% of the value of the underlying stock (less transaction costs). As American-style warrants, they can be exercised at any time. The warrants are U.S. dollar-denominated and priced daily on several international stock exchanges.

There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker; however, SIMC or a Sub-Adviser may select to mitigate this risk by only purchasing from issuers with high credit ratings. Equity-linked warrants also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be “investment companies” as defined in the 1940 Act. As a result, the Fund’s investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

EQUITY SECURITIES-Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock.

In general, investments in equity securities are subject to market risks, which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate. The Fund purchases and sells equity securities in various ways, including through recognized foreign exchanges, registered exchanges in the United States or the OTC market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. The Fund may purchase preferred stock of all ratings as well as unrated stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged by the holder or by the issuer into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields that are higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk and are often lower-quality securities. The Fund that invests in convertible securities may purchase convertible securities of all ratings, as well as unrated securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management associated with small and medium capitalization companies. The securities of small and medium capitalization companies typically have lower trading volumes than large capitalization companies and consequently are often less liquid. Such securities may also have less market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Initial Public Offerings (“IPOs”). The Fund may purchase securities of companies that are offered pursuant to an IPO. An IPO is a company’s first offering of stock to the public in the primary market, typically to raise additional capital. Like all equity securities, IPO securities are subject to market risk and liquidity risk, but those risks may be heightened for IPO securities. The market value of IPO securities may fluctuate considerably due to factors such as the absence of a prior public market for the security, unseasoned trading of the security, the small number of shares available for trading, limited information about the issuer, and aberrational trading activity and market interest surrounding the IPO. There is also the possibility of losses resulting from the difference between the issue price and potential diminished value of the security once it is traded in the secondary market. In addition, the purchase of IPO securities may involve high transaction costs. The Fund’s investment in IPO securities may have a significant positive or negative impact on the Fund’s performance and may result in significant capital gains.

EXCHANGE-TRADED PRODUCTS-The Fund may directly purchase shares of or interests in ETPs (including ETFs, ETNs and exchange-traded commodity pools). The Fund will only invest in ETPs to the extent consistent with its investment objectives, policies, strategies and limitations.

The risks of owning interests of ETPs generally reflect the risks of owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the NAV of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. The value of an ETN may also differ from the valuation of its reference market or instrument due to changes in the issuer’s credit rating. By investing in an ETP, the Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked instruments, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

ETFs. ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indexes. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

ETNs. ETNs are generally senior, unsecured, unsubordinated debt securities issued by a sponsor. ETNs are designed to provide investors with a different way to gain exposure to the returns of market benchmarks, particularly those in the natural resource and commodity markets. An ETN’s returns are based on the performance of a market index minus fees and expenses. ETNs are not equity investments or investment companies, but they do share some characteristics with those investment vehicles. As with equities, ETNs can be shorted, and as with ETFs and index funds, ETNs are designed to track the total return performance of a benchmark index. Like ETFs, ETNs are traded on an exchange and can be bought and sold on the listed exchange. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the market index to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected. The market value of an ETN is determined by supply and demand, the current performance of the market index to which the ETN is linked and the credit rating of the ETN issuer.

The market value of ETN shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities/commodities/instruments underlying the index that the ETN seeks to track. The value of an ETN may also change due to a change in the issuer’s credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its NAV.

Certain ETNs may not produce qualifying income for purposes of the Qualifying Income Test (as defined below in the section titled “Taxes”), which must be met in order for the Fund to maintain its status as a RIC under the Code. The Fund intends to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but the Fund may not be able to accurately predict the non-qualifying income from these investments (see more information in the “Taxes” section of this SAI).

Exchange-Traded Commodity Pools. Exchange-traded commodity pools are similar to ETFs in some ways, but are not structured as registered investment companies. Shares of exchange-traded commodity pools trade on an exchange and are registered under the 1933 Act. Unlike mutual funds, exchange-traded commodity pools generally will not distribute dividends to shareholders. There is a risk that the changes in the price of an exchange-traded commodity pool’s shares on the exchange will not closely track the changes in the price of the underlying commodity or index that the pool is designed to track. This could happen if the price of shares does not correlate closely with the pool’s NAV, the changes in the pool’s NAV do not correlate closely with the changes in the price of the pool’s benchmark, or the changes in the benchmark do not correlate closely with the changes in the cash or spot price of the commodity that the benchmark is designed to track. Exchange-traded commodity pools are often used as a means of investing indirectly in a particular commodity or group of commodities, and there are risks involved in such investments. Commodity prices are inherently volatile, and the market value of a commodity may be influenced by many unpredictable factors which interrelate in complex ways, such that the effect of one factor may offset or enhance the effect of another. Supply and demand for certain commodities tends to be particularly concentrated. Commodity markets are subject to temporary distortions or other disruptions due to various factors, including periodic illiquidity in the markets for certain positions, the participation of speculators, and government regulation and intervention. In addition, U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in some futures contract prices that may occur during a single business day. These and other risks and hazards that are inherent in a commodity or group of commodities may cause the price of that commodity or group of commodities to fluctuate widely, which will, in turn, affect the price of the exchange-traded commodity pool that invests in that commodity or group of commodities. The regulation of commodity interest transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. Considerable regulatory attention has been focused on non-traditional investment pools that are publicly distributed in the United States. There is a possibility of future regulatory changes within the United States altering, perhaps to a material extent, the nature of an investment in exchange-traded commodity pools or the ability of an exchange-traded commodity pool to continue to implement its investment strategy. In addition, various national governments outside of the United States have expressed concern regarding the disruptive effects of speculative trading in the commodities markets and the need to regulate the derivatives markets in general. The effect of any future regulatory change on exchange-traded commodity pools is impossible to predict, but could be substantial and adverse.

Exchange-traded commodity pools generally do not produce qualifying income for purposes of the Qualifying Income Test (as defined below in the section titled “Taxes”), which must be met in order for the Fund to maintain its status as a RIC under the Code. The Fund intends to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but the Fund may not be able to accurately predict the non-qualifying income from these investments (see more information in the “Taxes” section of this SAI).

FOREIGN SECURITIES AND EMERGING AND FRONTIER MARKETS-Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices that differ from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally, subject to less government supervision and regulation and different accounting treatment than those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of the Fund’s investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

The Fund’s investments in emerging and frontier markets can be considered speculative and therefore may offer higher potential for gains and losses than investments in developed markets. With respect to an emerging market country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war), which could adversely affect the economies of such countries or investments in such countries. “Frontier market countries” are a subset of emerging market countries with even smaller national economies, so these risks may be magnified further. The economies of emerging and frontier countries are generally heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

The economies of frontier market countries tend to be less correlated to global economic cycles than the economies of more developed countries and their markets have lower trading volumes and may exhibit greater price volatility and illiquidity. A small number of large investments in these markets may affect these markets to a greater degree than more developed markets. Frontier market countries may also be affected by government activities to a greater degree than more developed countries. For example, the governments of frontier market countries may exercise substantial influence within the private sector or subject investments to government approval, and governments of other countries may impose or negotiate trade barriers, exchange controls, adjustments to relative currency values and other measures that adversely affect a frontier market country. Governments of other countries may also impose sanctions or embargoes on frontier market countries. Although all of these risks are generally heightened with respect to frontier market countries, they also apply to emerging market countries.

In addition to the risks of investing in debt securities of emerging and frontier markets, the Fund’s investment in government or government-related securities of emerging and frontier market countries and restructured debt instruments in emerging and frontier markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. The Fund may have limited recourse in the event of default on such debt instruments.

Growing tensions, including trade disputes, between the United States and other nations, or among foreign powers, and possible diplomatic, trade or other sanctions could adversely impact the global economy, financial markets and the Fund. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

Investments in the United Kingdom - On January 31, 2020, the UK officially withdrew from the EU (commonly known as “Brexit”). Following a transition period, the United Kingdom’s post-Brexit trade agreement with the European union passed into law in December 2020, became effective on a provisional basis on January 1, 2021, and formally entered into force on May 1, 2021.

The effects of Brexit on the UK and EU economies and the broader global economy could be significant, resulting in negative impacts, such as business and trade disruptions, increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of the Fund’s investments. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations while the new relationship between the UK and EU is further defined and the UK determines which EU laws to replace or replicate. Additionally, depreciation of the British pound sterling and/or the euro in relation to the U.S. dollar following Brexit could adversely affect Fund investments denominated in the British pound sterling and/or the euro, regardless of the performance of the investment.

Investments in China—China is an emerging market, and as a result, investments in securities of companies organized and listed in China may be subject to liquidity constraints and significantly higher volatility, from time to time, than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. These factors may result in, among other things, a greater risk of stock market, interest rate, and currency fluctuations, as well as inflation. Accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be made, may be less available, or may be less reliable. It may also be difficult or impossible for the Fund to obtain or enforce a judgment in a Chinese court. In addition, periodically there may be restrictions on investments in Chinese companies. For example, Executive Orders have been issued prohibiting U.S. persons from purchasing or investing in publicly-traded securities of certain companies identified by the U.S. Government because of their ties to the Chinese military or China's surveillance technology sector. These restrictions have also applied to instruments that are derivative of, or are designed to provide investment exposure to, those companies. The universe of affected securities can change from time to time. As a result of an increase in the number of investors looking to sell such securities, or because of an inability to participate in an investment that the Adviser or a Sub-Adviser otherwise believes is attractive, the Fund may incur losses. Certain investments that are or become designated as prohibited investments may have less liquidity as a result of such designation and the market price of such prohibited investments may decline, potentially causing losses to the Fund. In addition, the market for securities and other investments of other Chinese-based issuers may also be negatively impacted, resulting in reduced liquidity and price declines.

Investments in the China A-Shares. The Fund may invest in People's Republic of China ("PRC") A-Shares through the Shanghai-Hong Kong Stock Connect program or Shenzhen-Hong Kong Stock Connect program (collectively, the "Stock Connect") subject to any applicable laws, rules and regulations. The Stock Connect is a securities trading and clearing linked program developed by Hong Kong Exchanges and Clearing Limited ("HKEx"), the Hong Kong Securities Clearing Company Limited ("HKSCC"), Shanghai Stock Exchange ("SSE"), Shenzhen Stock Exchange ("SZSE") and China Securities Depository and Clearing Corporation Limited ("ChinaClear") with the aim of achieving mutual stock market access between PRC and Hong Kong. This program allows foreign investors to trade certain SSE-listed or SZSE-listed PRC A-Shares through their Hong Kong based brokers. All Hong Kong and overseas investors in the Stock Connect will trade and settle SSE or SZSE securities in the offshore Renminbi ("CNH") only. The Fund will be exposed to any fluctuation in the exchange rate between the U.S. Dollar and CNH in respect of such investments.

By seeking to invest in the domestic securities markets of the PRC via the Stock Connect the Fund is subject to the following additional risks:

General Risks. The relevant regulations are relatively untested and subject to change which may have potential retrospective effect. There is no certainty as to how they will be applied, which could adversely affect the Fund. The program requires the use of new information technology systems which may be subject to operational risk due to the program's cross-border nature. If the relevant systems fail to function properly, trading in both Hong Kong and PRC markets through the program could be disrupted.

Stock Connect will only operate on days when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when it is a normal trading day for the PRC market but the Stock Connect is not trading. As a result, the Fund may be subject to the risk of price fluctuations in PRC A-Shares when the Fund cannot carry out any PRC A-Shares trading.

Each of the Hong Kong Stock Exchange (“SEHK”), SSE and SZSE reserves the right to suspend trading if necessary for ensuring an orderly and fair market and that risks are managed prudently. In case of a suspension, the Fund’s ability to access the PRC market will be adversely affected.

PRC regulations impose restrictions on selling and buying certain Stock Connect securities from time to time. In the event that a Stock Connect security is recalled from the scope of eligible securities for trading via Stock Connect, the ability of the Fund to invest in Stock Connect securities will be adversely affected.

Clearing and Settlement Risk. HKSCC and ChinaClear have established the clearing links and each will become a participant of each other to facilitate clearing and settlement of cross-boundary trades. For cross-boundary trades initiated in a market, the clearing house of that market will on one hand clear and settle with its own clearing participants and on the other hand undertake to fulfill the clearing and settlement obligations of its clearing participants with the counterparty clearing house.

In the event ChinaClear defaults, HKSCC's liabilities under its market contracts with clearing participants may be limited to assisting clearing participants with claims. It is anticipated that HKSCC will act in good faith to seek recovery of the outstanding stocks and monies from ChinaClear through available legal channels or the liquidation of ChinaClear. As ChinaClear does not contribute to the HKSCC guarantee fund, HKSCC will not use the HKSCC guarantee fund to cover any residual loss as a result of closing out any of ChinaClear’s positions. HKSCC will in turn distribute the Stock Connect Securities and/or monies recovered to clearing participants on a pro-rata basis. The relevant broker through whom the Fund trades shall in turn distribute Stock Connect securities and/or monies to the extent recovered directly or indirectly from HKSCC. As such, the Fund may not fully recover their losses or their Stock Connect Securities and/or the process of recovery could be delayed.

Legal/Beneficial Ownership. The Stock Connect securities purchased by the Fund will be held by the relevant sub-custodian in accounts in the Hong Kong Central Clearing and Settlement System (“CCASS”) maintained by the HKSCC, as central securities depositary in Hong Kong. The HKSCC will be the “nominee holder” of the Fund’s Stock Connect Securities traded through Stock Connect. The Stock Connect regulations as promulgated by the China Securities Regulatory Commission (“CSRC”) expressly provide that HKSCC acts as nominee holder and that the Hong Kong and overseas investors (such as the Fund) enjoy the rights and interests with respect to the Stock Connect Securities acquired through Stock Connect in accordance with applicable laws. While the distinct concepts of nominee holder and beneficial owner are referred to under such regulations, as well as other laws and regulations in PRC, the application of such rules is untested, and there is no assurance that PRC courts will recognise such concepts, for instance in the liquidation proceedings of PRC companies. Therefore, although the Fund’s ownership may be ultimately recognised, it may suffer difficulties or delays in enforcing its rights over its Stock Connect securities.

To the extent that HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, it should be noted that the Fund and its custodian will have no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that the Fund suffers losses resulting from the performance or insolvency of HKSCC. In the event that the Fund suffers losses due to the negligence, or willful default, or insolvency of HKSCC, the Fund may not be able to institute legal proceedings, file any proof of claim in any insolvency proceeding or take any similar action. In the event of the insolvency of HKSCC, the Fund may not have any proprietary interest in the PRC A-Shares traded through the Stock Connect program and may be an unsecured general creditor in respect of any claim the Fund may have in respect of them. Consequently, the value of the Fund’s investment in PRC A-Shares and the amount of its income and gains could be adversely affected.

Participation in corporate actions and shareholder meetings. Hong Kong and overseas investors (including the Fund) are holding Stock Connect securities traded via the Stock Connect through their brokers or custodians, and they need to comply with the arrangement and deadline specified by their respective brokers or custodians (i.e. CCASS participants). The time for them to take actions for some types of corporate actions of Stock Connect Securities may be as short as one business day only. Therefore, the Fund may not be able to participate in some corporate actions in a timely manner. According to existing mainland practice, multiple proxies are not available. Therefore, the Fund may not be able to appoint proxies to attend or participate in shareholders’ meetings in respect of the Stock Connect securities.

Operational Risk. The HKSCC provides clearing, settlement, nominee functions and other related services in respect of trades executed by Hong Kong market participants. PRC regulations which include certain restrictions on selling and buying will apply to all market participants. In the case of a sale, pre-delivery of shares to the broker is required, increasing counterparty risk. As a result, the Fund may not be able to purchase and/or dispose of holdings of PRC A-Shares in a timely manner.

Quota Limitations. The Stock Connect program is subject to daily quota limitations which may restrict the Fund's ability to invest in PRC A-Shares through the program on a timely basis.

Investor Compensation. The Fund will not benefit from the China Securities Investor Protection Fund in mainland China. The China Securities Investor Protection Fund is established to pay compensation to investors in the event that a securities company in mainland China is subject to compulsory regulatory measures (such as dissolution, closure, bankruptcy, and administrative takeover by the China Securities Regulatory Commission). Because the Fund is carrying out trading of PRC A-Shares through securities brokers in Hong Kong, but not mainland China brokers, it is not protected by the China Securities Investor Protection Fund.

That said, if the Fund suffers losses due to default matters of its securities brokers in Hong Kong in relation to the investment of PRC A-Shares through the Stock Connect program, it would be compensated by Hong Kong’s Investor Compensation Fund.

Investments in the China Interbank Bond Market - The Fund may invest in the China Interbank Bond Market (the “CIBM”) through the Bond Connect program (the “Bond Connect”) subject to any applicable regulatory limits. Bond Connect is a bond trading and settlement linked program developed by the People’s Bank of China (“PBOC”), the Hong Kong Monetary Authority (“HKMA”), China Foreign Exchange Trade System & National Interbank Funding Centre (“CFETS”), China Central Depository & Clearing Co., Ltd. (“CCDC”), Shanghai Clearing House (“SHCH”), HKEx and Central Moneymarkets Unit (“CMU”), with the aim of achieving mutual bond market access between the PRC and Hong Kong. For the time being, this program allows eligible Hong Kong and overseas investors to invest in the bonds traded in the CIBM through the northbound trading of Bond Connect (the “Northbound Trade Link”) only.

Starting July 3, 2017, eligible Hong Kong and overseas investors may use their own sources of Renminbi in the PRC offshore market CNH or convert foreign currencies into the Renminbi to invest in CIBM bonds under Bond Connect. The Fund will be exposed to any fluctuation in the exchange rate between the U.S. Dollar and Renminbi in respect of such investments. Currently, there is no investment quota for the Northbound Trade Link.

By seeking to invest in the CIBM via Bond Connect, the Fund is subject to the following additional risks:

General Risk. Although there is no quota limitation regarding investment via the Bond Connect, the Fund is required to make further filings with the PBOC if it wishes to increase its anticipated investment size or if there is any material change to the filed information. There is no guarantee the PBOC will accept such further filings. In the event any further filings for an increase in the anticipated investment size are not accepted by the PBOC, the Fund’s ability to invest in the CIBM will be limited and the performance of the Fund may be unfavourably affected as a result. The PBOC will exercise on-going supervision of the onshore settlement agent and the Fund’s trading under the CIBM rules. The PBOC may take relevant administrative actions such as suspension of trading and mandatory exit against the Fund in the event of non- compliance with the CIBM Rules.

Market Risk. The Fund investing in the CIBM is subject to liquidity and volatility risks. Market volatility and potential lack of liquidity due to possible low trading volume of certain bonds in the CIBM may result in prices of certain bonds traded in the CIBM fluctuating significantly. The bid and offer spreads of the prices of such bonds may be large, and the Fund may therefore incur significant trading and realization costs and may even suffer losses when selling such investments.

To the extent that the Fund transacts in the CIBM, the Fund may also be exposed to risks associated with settlement procedures and default of counterparties. The counterparty which has entered into a transaction with the Fund may default in its obligation to settle the transaction by failing to deliver relevant securities or to make payment.

Third Party Agent Risk. Under the Northbound Trading Link, CFETS or other institutions recognized by PBOC (as the registration agents) shall apply for registration with PBOC for the eligible Hong Kong and overseas investors. In addition, CMU (as the offshore custody agent recognized by the HKMA) shall open a nominee account with CCDC/SHCH (as the onshore custody agent) as nominee holder of the CIBM bonds purchased by Hong Kong and overseas investors through Bond Connect.

As the relevant filings, registration with PBOC, and account opening have to be carried out by an onshore settlement agent, offshore custody agent, registration agent or other third parties (as the case may be), the Fund is subject to the risks of default or errors on the part of such third parties.

Operational Risk. Bond Connect provides a relatively new channel for investors from Hong Kong and overseas to access the CIBM directly. It is premised on the functioning of the operational systems of the relevant market participants. Market participants are able to participate in this program subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant authorities.

The “connectivity” in Bond Connect requires routing of orders across the border. This requires the development of new information technology systems. There is no assurance that the systems of market participants will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in the CIBM through Bond Connect could be disrupted. The Fund’s ability to access the CIBM (and hence to pursue its investment strategy) will be adversely affected.

Regulatory Risk. The PBOC Bond Connect rules are departmental regulations having legal effect in the PRC. However, the application of such rules is untested, and there is no assurance that PRC courts will recognize such rules.

Bond Connect is novel in nature and is subject to regulations promulgated by regulatory authorities and implementation rules made by the relevant authorities in the PRC and Hong Kong. Further, new regulations may be promulgated from time to time by the regulators in connection with operations and cross-border legal enforcement in connection with cross-border trades under Bond Connect.

The regulations are untested so far and there is no certainty as to how they will be applied. Moreover, the current regulations are subject to change which may have potential retrospective effect. In the event that the relevant PRC authorities suspend account opening or trading under the Bond Connect, the ability of the Fund to invest in the CIBM and the ability of the Fund to achieve its investment objective will be adversely affected. In addition, there can be no assurance that Bond Connect will not be abolished. The Fund which may invest in the CIBM through Bond Connect may be adversely affected as a result of such changes.

Legal/Beneficial Ownership Risk. CIBM bonds will be held by CMU as a nominee holder of the bonds purchased by foreign investors through Bond Connect. The PBOC has made it clear that the ultimate investors are the beneficial owners of the relevant bonds and shall exercise their rights against the bond issuer through CMU as the nominee holder. The PBOC also made various references to Stock Connect and indicated the position is essentially the same. Please refer to the Investments in the China A-Shares section for more information. While the distinct concepts of nominee holder and beneficial owner are referred to under PBOC rules or regulations, as well as other laws and regulations in the PRC, the application of such rules is untested, and there is no assurance that PRC courts will recognize such concepts. Therefore, although the Fund’s ownership may be ultimately recognized, it may suffer difficulties or delays in enforcing its rights over CIMB bonds.

Tax within the PRC. Uncertainties in the PRC tax rules governing taxation of income and gains from investments in PRC securities could result in unexpected tax liabilities for the Fund. The Fund’s investments in securities, including A-Shares and CIBM bonds, issued by PRC companies may cause the Fund to become subject to withholding and other taxes imposed by the PRC.

If the Fund were considered to be a tax resident enterprise of the PRC, it would be subject to PRC corporate income tax at the rate of 25% on its worldwide taxable income. If the Fund were considered to be a non-tax resident enterprise with a “permanent establishment” in the PRC, it would be subject to PRC corporate income tax on the profits attributable to the permanent establishment. SIMC and the Fund's Sub-Advisers intend to operate the Fund in a manner that will prevent them from being treated as tax resident enterprises of the PRC and from having a permanent establishment in the PRC. It is possible, however, that the PRC could disagree with that conclusion, or that changes in PRC tax law could affect the PRC corporate income tax status of the Fund.

Unless reduced or exempted by the applicable tax treaties, the PRC generally imposes withholding income tax at the rate of 10% on dividends, premiums, interest and capital gains originating in the PRC and paid to a company that is not a resident of the PRC for tax purposes and that has no permanent establishment in China.

SIMC, the Fund's Sub-Advisers or the Fund may also potentially be subject to PRC value added tax at the rate of 6% on capital gains derived from trading of A-Shares, CIBM bonds and interest income (if any). Existing guidance provides a temporary value added tax exemption for Hong Kong and overseas investors in respect of their gains derived from the trading of Chinese securities through Stock Connect and Bond Connect. In addition, urban maintenance and construction tax (currently at rates ranging from 1% to 7%), educational surcharge (currently at the rate of 3%) and local educational surcharge (currently at the rate of 2%) (collectively, the “surtaxes”) are imposed based on value added tax liabilities, so if SIMC, the Fund's Sub-Advisers or the Fund were liable for value added tax it would also be required to pay the applicable surtaxes.

Taxation of A-Shares. The Ministry of Finance of the PRC, the State Administration of Taxation of the PRC and the CSRC (collectively, the “PRC Authorities”) issued the “Notice on the Pilot Program of Shanghai-Hong Kong Stock Connect” Caishui [2014] No.81 (“Notice 81”) on October 31, 2014, which states that the capital gain from disposal of A-Shares by foreign investors enterprises via the Shanghai-Hong Kong Stock Connect program will be temporarily exempt from withholding income tax. Notice 81 also states that the dividends derived from A-Shares by foreign investors enterprises are subject to 10% withholding income tax.

The PRC Authorities issued the “Notice on the Pilot Program of Shenzhen-Hong Kong Stock Connect” Caishui [2016] No.127 (“Notice 127”) on November 5, 2016, which states that the capital gain from disposal of A-Shares by foreign investors enterprises via the Shenzhen-Hong Kong Stock Connect program will be temporarily exempt from withholding income tax. Notice 127 also states that the dividends derived from A-Shares by foreign investors enterprises are subject to 10% withholding income tax.

Because there is no indication how long the temporary exemption will remain in effect, the Fund may be subject to such withholding tax in future. If in the future China begins applying tax rules regarding the taxation of income from A-Shares investment through the Stock Connect, and/or begins collecting capital gains taxes on such investments, the Fund could be subject to withholding tax liability if the Fund determines that such liability cannot be reduced or eliminated by applicable tax treaties. The negative impact of any such tax liability on the Fund’s return could be substantial.

SIMC or the Fund' Sub-Advisers or the Fund may also potentially be subject to PRC value added tax at the rate of 6% on capital gains derived from trading of A-Shares and interest income (if any). Existing guidance provides a temporary value added tax exemption for Hong Kong and overseas investors in respect of their gains derived from the trading of Chinese securities through Stock Connect. Because there is no indication how long the temporary exemption will remain in effect, the Fund may be subject to such value added tax in the future. In addition, surtaxes are imposed based on value added tax liabilities, so if SIMC or the Fund's Sub-Advisers or the Fund were liable for value added tax it would also be required to pay the applicable surtaxes.

The PRC rules for taxation of Stock Connect are evolving, and the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance to clarify the subject matter may apply retrospectively, even if such rules are adverse to the Fund and its shareholders.

Taxation of CIBM Bonds. The Ministry of Finance of the PRC and the State Administration of Taxation of the PRC issued Caishui No. 108 on November 7, 2018 (“Notice 108”), which states that foreign institutional investors will be temporarily exempt from the withholding income tax and value added on their gains derived from CIBM bond interest. The temporary exemption of withholding tax and value added tax remained in effect until November 6, 2021. According to the Announcement on Continuation of Corporate Income Tax and Value-added Tax Policies for Overseas Institutions Investing in the Domestic Bond Market (Announcement [2021] No. 34), which was jointly made by the Ministry of Finance of the PRC and the State Taxation Administration of the PRC on November 22, 2021, the temporary exemption under Notice 108 will continue during the period from November 7, 2021 to December 31, 2025.

If, in the future, China begins to apply tax rules regarding the taxation of bond interest income derived by foreign investment in CIBM, and/or begins to collect withholding tax and other taxes on such investment, SIMC or the Fund's Sub-Advisers or the Fund could be subject to such withholding tax and value added tax. In addition, surtaxes are imposed based on value added tax liabilities, so if SIMC or the Fund's Sub-Advisers or the Fund were liable for value added tax it would also be required to pay the applicable surtaxes.

The above information is only a general summary of the potential Chinese tax consequences that may be imposed on the Fund and its shareholders either directly or indirectly and should not be taken as a definitive, authoritative or comprehensive statement of the relevant matter. Shareholders should seek their own tax advice on their tax position with regard to their investment in the Fund.

The Chinese government has implemented a number of tax reform policies in recent years. The current tax laws and regulations may be revised or amended in the future. Any revision or amendment in tax laws and regulations may affect the after-taxation profit of Chinese companies and foreign investors in such companies, such as the Fund.

Investments in Variable Interest Entities (“VIEs”) - In seeking exposure to Chinese companies, the Fund may invest in VIE structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to exercise control over and obtain economic benefits from the Chinese company. Although the U.S.-listed company in a VIE structure has no equity ownership in the underlying Chinese company, the VIE contractual arrangements permit the VIE structure to consolidate its financial statements with those of the underlying Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted the non-Chinese ownership of such company. As a result, an investment in a VIE structure subjects the Fund to the risks associated with the underlying Chinese company. In its efforts to monitor, regulate and/or control foreign investment and participation in the ownership and operation of Chinese companies, including in particular those within the technology, telecommunications and education industries, the Chinese government may intervene or seek to control the operations, structure, or ownership of Chinese companies, including VIEs, to the disadvantage of foreign investors, such as the Fund. Intervention by the Chinese government with respect to a VIE could significantly and adversely affect the Chinese company’s performance or the enforceability of the company’s contractual arrangements with the VIE and thus, the value of the Fund’s investment in the VIE. In addition to the risk of government intervention, the Fund’s investment in a VIE structure is subject to the risk that the underlying Chinese company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements with the other entities in the VIE structure, or that Chinese law changes in a way that affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its VIE investments with little or no recourse available.

Investments in Russia - Russia launched a large-scale invasion of Ukraine on February 24, 2022, significantly amplifying already existing geopolitical tensions. Russia’s actions and the resulting responses by the United States and other countries could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries that provide military or economic support to Russia. The extent and duration of Russia’s military actions or future escalation of such hostilities, and the extent and impact of the resulting sanctions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions, including cyber-attacks) are impossible to predict, but could result in significant market disruptions, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could have a significant impact on the Fund’s performance and the value of the Fund's investments, even though the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

FORWARD FOREIGN CURRENCY CONTRACTS-A forward foreign currency contract involves a negotiated obligation to purchase or sell a specific currency at a future date or range of future dates (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forward contracts generally may not be liquidated prior to the stated maturity date, although the parties to a contract may agree to enter into a second offsetting transaction with the same maturity, thereby fixing each party’s profit or loss on the two transactions. Nevertheless, each position must still be maintained to maturity unless the parties separately agree on an earlier settlement date. As a result, a party to a forward contract must be prepared to perform its obligations under each such contract in full. Parties to a forward contract may also separately agree to extend the contract by “rolling” it over prior to the originally scheduled settlement date. The Fund may use forward contracts for cash equitization purposes, which allows the Fund to invest consistent with its investment strategy while managing daily cash flows, including significant client inflows and outflows.

The Fund may use currency instruments as part of a hedging strategy, as described below.

Transaction Hedging. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Fund may enter into transaction hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging. The Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency (called “position hedging”). The Fund may use position hedging when SIMC or a Sub-Adviser reasonably believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation because the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures.

Cross Hedges. The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has, or in which the Fund expects to have, portfolio exposure.

Proxy Hedges. Proxy hedging is often used when the currency to which the Fund’s portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund’s portfolio securities are, or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies.

In addition to the hedging transactions described above, the Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

Unless consistent with and permitted by its stated investment policies, the Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging, described above. If consistent with and permitted by its stated investment policies, the Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may engage in currency transactions for hedging purposes as well as to enhance the Fund’s returns.

A non-deliverable forward transaction is a transaction that represents an agreement between the Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed-upon foreign exchange rate on an agreed upon future date. The non-deliverable forward transaction position is closed using a fixing rate, as defined by the central bank in the country of the currency being traded, that is generally publicly stated within one or two days prior to the settlement date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed-upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed-upon forward exchange rate and the actual exchange rate when the transaction is completed. Although forward foreign currency transactions are exempt from the definition of “swap” under the Commodity Exchange Act, non-deliverable forward transactions are not, and, thus, are subject to the CFTC's regulatory framework applicable to swaps.

The ability to establish and close out positions on currency futures contracts is subject to the maintenance of a liquid market, which may not always be available. An option on a currency provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, a stated quantity of the underlying currency at a fixed exchange rate up to a stated expiration date (or, in the case of certain options, on such date). The holder generally pays a nonrefundable fee for the option, referred to as the “premium,” but cannot lose more than this amount, plus related transaction costs. Thus, where the Fund is a holder of options contracts, such losses will be limited in absolute amount. In contrast to a forward contract, an option imposes a binding obligation only on the seller, or “writer.” If the holder exercises the option, the writer is obligated to complete the transaction in the underlying currency. An option generally becomes worthless to the holder when it expires. In addition, in the context of an exchange-traded option, the writer is often required to deposit initial margin and may be required to increase the margin on deposit if the market moves against the writer’s position. Options on currencies may be purchased in the OTC market between commercial entities dealing directly with each other as principals. In purchasing an OTC currency option, the holder is subject to the risk of default by the writer and, for this reason, purchasers of options on currencies may require writers to post collateral or other forms of performance assurance.

Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally, which are described elsewhere in this SAI. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation, which may subject the Fund to additional risk.

Risks. Currency transactions are subject to risks that are different from those of other portfolio transactions. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they may limit any potential gain which might result should the value of such currency increase. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in the settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on currency futures contracts is subject to the maintenance of a liquid market, which may not always be available.

The Fund may take active positions in currencies, which involve different techniques and risk analyses than the Fund's purchase of securities. Active investment in currencies may subject the Fund to additional risks, and the value of the Fund's investments may fluctuate in response to broader macroeconomic risks than if the Fund invested only in fixed income securities. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. If the Fund enters into currency transactions when it does not own assets denominated in that currency, the Fund's volatility may increase and losses on such transactions will not be offset by increases in the value of the Fund's assets.

The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described above.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. Suitable hedging transactions may not be available in all circumstances. Hedging transactions may also eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies.

Risks associated with entering into forward foreign currency contracts include the possibility that the market for forward foreign currency contracts may be limited with respect to certain currencies and, upon a contract's maturity, the inability of the Fund to negotiate with the dealer to enter into an offsetting transaction. As mentioned above, forward foreign currency contracts may be closed out only by the parties entering into an offsetting contract. This creates settlement risk in forward foreign currency contracts, which is the risk of loss when one party to the forward foreign currency contract delivers the currency it sold but does not receive the corresponding amount of the currency it bought. Settlement risk arises in deliverable forward foreign currency contracts where the parties have not arranged to use a mechanism for payment-versus-payment settlement, such as an escrow arrangement. In addition, the correlation between movements in the prices of those contracts and movements in the price of the currency hedged or used for cover will not be perfect. There is no assurance an active forward foreign currency contract market will always exist. These factors will restrict the Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular security. In addition, if a currency devaluation is generally anticipated, the Fund may not be able to contract to sell currency at a price above the devaluation level it anticipates. The successful use of forward foreign currency contracts as a hedging technique draws upon special skills and experience with respect to these instruments and usually depends on the ability of SIMC or a Sub-Adviser to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of forward foreign currency contracts or may realize losses and thus be in a worse position than if those strategies had not been used. Many forward foreign currency contracts are subject to no daily price fluctuation limits so adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS-Futures contracts (also called “futures”) provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made, and generally contracts are closed out prior to the expiration date of the contract.

The Fund may also invest in Treasury futures, interest rate futures, interest rate swaps, and interest rate swap futures. A Treasury futures contract involves an obligation to purchase or sell Treasury securities at a future date at a price set at the time of the contract. The sale of a Treasury futures contract creates an obligation by the Fund to deliver the amount of certain types of Treasury securities called for in the contract at a specified future time for a specified price. A purchase of a Treasury futures contract creates an obligation by the Fund to take delivery of an amount of securities at a specified future time at a specific price. Interest rate futures can be sold as an offset against the effect of expected interest rate increases and purchased as an offset against the effect of expected interest rate declines. Interest rate swaps are an agreement between two parties where one stream of future interest rate payments is exchanged for another based on a specified principal amount. Interest rate swaps often exchange a fixed payment for a floating payment that is linked to a particular interest rate. Interest rate swap futures are instruments that provide a way to gain swap exposure and the structure features of a futures contract in a single instrument. Swap futures are futures contracts on interest rate swaps that enable purchasers to cash settle at a future date at the price determined by the benchmark rate at the end of a fixed period.

The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the CFTC (generally, futures must be traded on such exchanges). Subject to their permitted investment strategies, the Fund may use futures contracts and related options for either hedging purposes or risk management purposes, or to gain exposure to currencies, as well as to enhance the Fund’s returns. Instances in which the Fund may use futures contracts and related options for risk management purposes include: (i) attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; (ii) attempting to minimize fluctuations in foreign currencies; (iii) attempting to gain exposure to a particular market, index or instrument; or (iv) other risk management purposes. The Fund may use futures contracts for cash equitization purposes, which allows the Fund to invest consistent with its investment strategy while managing daily cash flows, including significant client inflows and outflows.

There are significant risks associated with the Fund’s use of futures contracts and options on futures contracts, including: (i) the success of a hedging strategy may depend on SIMC or a Sub-Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations or exchange requirements may restrict trading in futures contracts and options on futures contracts. In addition, some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

ILLIQUID SECURITIES- Illiquid securities are investments that cannot be sold or disposed of in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If, subsequent to purchase, a security held by the Fund becomes illiquid, the Fund may continue to hold the security. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Board. Despite such good faith efforts to determine fair value prices, the Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price that the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, SIMC or the Sub-Adviser, as applicable, determines the liquidity of the Fund’s investments. In determining the liquidity of the Fund’s investments, SIMC or the Sub-Adviser, as applicable, may consider various factors, including: (i) the frequency and volume of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INTERFUND LENDING AND BORROWING ARRANGEMENTS-The SEC has granted an exemption that permits the Fund to participate in the Program with the SEI Funds. The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than the Repo Rate and more favorable to the borrowing fund than the Bank Loan Rate. The Bank Loan Rate will be determined using a formula approved by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. The Fund’s participation in the Program must be consistent with its investment policies and limitations and is subject to certain percentage limitations. SIMC administers the Program according to procedures approved by the SEI Funds’ Board of Trustees. In addition, the Program is subject to oversight and periodic review by the SEI Funds’ Board of Trustees.

INVESTMENT COMPANIES-Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies and REITs, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. When the Fund invests in an affiliated or unaffiliated investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market at a premium or discount to their NAV.

Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or the only manner in which an international and global fund can invest in the securities markets of those countries. The Fund also may be subject to adverse tax consequences to the extent it invests in the stock of a foreign issuer that constitutes a “passive foreign investment company.”

Generally, federal securities laws limit the extent to which investment companies can invest in securities of other investment companies, subject to certain statutory, regulatory and other exceptions. For example an investment company is generally prohibited under Section 12(d)(1)(A) of the 1940 Act from acquiring the securities of another investment company if, as a result of such acquisition: (i) the acquiring investment company would own more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the acquiring investment company’s total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the acquiring investment company, subject to certain statutory, regulatory or other exceptions. Pursuant to Rule 12d1-1 under the 1940 Act and the conditions set forth therein, the Fund may invest in one or more affiliated or unaffiliated investment companies that operate in compliance with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12(d)(1)(A). The Fund may invest in investment companies managed by SIMC or the Fund's Sub-Adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder. The Fund may invest in such Rule 2a-7 compliant investment companies for cash management purposes, including as discussed in the "Securities Lending" section below, and to serve as collateral for derivatives positions.

In addition, Rule 12d1-4 under the 1940 Act permits an investment company to invest in other investment companies beyond the statutory limits of Section 12(d)(1)(A), subject to certain conditions. Notwithstanding the foregoing, an investment company that is an acquired fund of a registered investment company in reliance on Section 12(d)(1)(G) of the 1940 Act, generally will not be permitted to invest in shares of other investment companies beyond the limits set forth in Section 12(d)(1)(A), other than in the limited circumstances set forth in Rule 12d1-4.

The Fund may invest in Rule 2a-7 compliant investment companies for cash management purposes and to serve as collateral for derivatives positions.

The Fund may invest in unaffiliated underlying funds in reliance on Section 12(d)(1)(G) and Section 12(d)(1)(F) of the 1940 Act. Section 12(d)(1)(F) provides in pertinent part that issuers of any security purchased by the Fund are not obligated to redeem such security in an amount exceeding 1% of such issuer’s total outstanding securities during any period of less than thirty days. As a result, shares of an unaffiliated underlying fund held by the Fund in excess of 1% of the unaffiliated underlying fund’s outstanding shares could in certain circumstances be considered illiquid if it is determined that the shares may not be sold in the ordinary course of business within seven days. The liquidity of such excess shares will be considered on a case-by-case basis by SIMC based on the following factors: (i) the Adviser’s knowledge of an unaffiliated underlying fund’s section 12(d)(1)(F) redemption practice upon discussion with the unaffiliated underlying fund’s investment adviser; (ii) the Fund’s past specific redemption experiences with the unaffiliated underlying fund; (iii) the Adviser’s evaluation of general market conditions that may affect securities held by the unaffiliated underlying fund; (iv) the Fund’s ability to accept a redemption in-kind of portfolio securities from the unaffiliated underlying fund; (v) significant developments involving the unaffiliated underlying fund; and (vi) any other information the Adviser deems relevant.

Exchange-Traded Funds. ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indexes. An index-based ETF seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

Leveraged ETFs contain all of the risks that non-leveraged ETFs present. Additionally, to the extent the Fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leverage risk and other risks associated with derivatives and will be subject to the requirements of Rule 18f-4 under the 1940 Act. The more these ETFs invest in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Because leverage tends to exaggerate the effect of any increase or decrease in the value of an ETF’s portfolio securities or other investments, leverage will cause the value of an ETF’s shares to be more volatile than if the ETF did not use leverage. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where a leveraged ETF, for any reason, is unable to close out the transaction. In addition, to the extent a leveraged ETF borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the ETF’s investment income, resulting in greater losses. Such ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time, which may be enhanced during the periods of increased market volatility. Consequently, leveraged ETFs may not be suitable as long-term investments.

Leveraged inverse ETFs contain all of the risks that regular ETFs present. Additionally, to the extent the Fund invests in ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises-a result that is the opposite from traditional mutual funds. Leveraged inverse ETFs contain all of the risks that regular ETFs present, but also pose all of the risks associated with other leveraged ETFs as well as other inverse ETFs. These investment vehicles may be extremely volatile and can potentially expose an investing Fund to theoretically unlimited losses.

An investment company may invest in ETFs in excess of the limitations prescribed by Section 12(d)(1)(A), provided that such investment company otherwise complies with certain conditions imposed through Rule 12d1-4. Notwithstanding the foregoing, an investment company that is an acquired fund of a registered investment company in reliance on Section 12(d)(1)(G) of the 1940 Act, generally will not be permitted to invest in shares of an ETF beyond the limits set forth in Section 12(d)(1)(A), other than in the limited circumstances set forth in Rule 12d1-4. Neither the ETFs nor their investment advisers make any representations regarding the advisability of investing in the ETFs.

Certain ETFs that in general do not register as investment companies under the 1940 Act may not produce qualifying income for purposes of the “Qualifying Income Test” or the shares of such ETFs may not be considered “securities” for purposes of the “Asset Test” (as defined below under the heading “Taxes”), which must be met in order for the Fund to maintain its status as a RIC under the Code. If one or more ETFs generate more non-qualifying income for purposes of the Qualifying Income Test or if the Fund is not considered to be holding sufficient amounts of “securities” than SIMC or the Fund's Sub-Advisers expect, it could cause the Fund to inadvertently fail the Qualifying Income Test or Asset Test, thereby causing the Fund to inadvertently fail to qualify as a RIC under the Code, unless certain relief provisions (described in more detail under the heading “Taxes”) are available to the Fund.

MiFID II-MiFID II took effect in Member States of the EU on January 3, 2018. MiFID II forms the legal framework governing the requirements applicable to EU investment firms and trading venues and third-country firms providing investment services or activities in the EU. The extent to which MiFID II will have an indirect impact on markets and market participants outside the EU is unclear and yet to fully play out in practice. It will likely impact pricing, liquidity and transparency in most asset classes and certainly impact the research market.

MiFID II prohibits an EU authorized investment firm from receiving investment research unless it is paid for directly by the firm out of its own resources or from a separate research payment account regulated under MiFID II and funded either by a specific periodic research charge to the client or by a research charge that is not collected from the client separately but instead alongside a transaction commission. Specifically, MiFID II will have practical ramifications outside the EU in certain areas such as payment for equity research and fixed income, currency and commodities research. For example, US asset managers acting under the delegated authority of an EU-based asset manager and US asset managers that are part of a global asset management group with one or more EU affiliates may, in practice, have to restructure the way they procure, value and pay for research under US laws and regulations to more closely align with the requirements under MiFID II. Absent appropriate relief or guidance from US regulators, certain aspects of the research payment regime under MiFID II may be incompatible with US law and regulation. Accordingly, it is difficult to predict the full impact of MiFID II on the Fund and the Adviser and Sub-Advisers, but it could include an increase in the overall costs of entering into investments. Shareholders should be aware that the regulatory changes arising from MiFID II may affect the Fund’s ability to adhere to its investment approach and achieve its investment objective.

EU research providers that are MiFID II firms will be obliged to price their research services separately from their execution services. It is uncertain whether these changes will lead to an overall increase in the price of research and/or lead to reduced access to research for the Adviser and Sub-Advisers. While the exact impact of MiFID II and the related Markets in Financial Instruments Regulation on the Fund and the Adviser and Sub-Advisers remain unclear and will take time to quantify, the impact on them and on the EU financial markets may be material.

MASTER LIMITED PARTNERSHIPS-Investments in units of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of an MLP, including a conflict arising as a result of incentive distribution payments. The benefit the Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the Fund of distributions from the MLP, likely causing a reduction in the value of the Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The Code provides that the Fund is permitted to invest up to 25% of its assets in one or more QPTPs, which includes certain MLPs, and treat the income distributed by such QPTPs as qualifying income for purposes of the RIC annual qualifying income requirements described in the “Taxes” section below.

MONEY MARKET SECURITIES-Money market securities include: (i) short-term U.S. Government securities; (ii) custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (iii) commercial paper determined by SIMC or a Sub-Adviser to be of the highest short-term credit quality at the time of purchase; (iv) short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (v) repurchase agreements involving such securities. For a description of ratings, see Appendix A to this SAI.

OPTIONS-The Fund may purchase and write put and call options on indexes and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period, or for certain types of options, at the conclusion of the option period or only at certain times during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period, or for certain types of options, at the conclusion of the option period or only at certain times during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or OTC markets) to manage its exposure to exchange rates.

Put and call options on indexes are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally rather than the price movements in individual securities. Options on indexes may, depending on circumstances, involve greater risk than options on securities. Because stock index options are settled in cash, when the Fund writes a call on an index it may not be able to provide in advance for its potential settlement obligations by acquiring and holding the underlying securities.

The Fund may trade put and call options on securities, securities indexes and currencies, as SIMC or a Sub-Adviser determines is appropriate in seeking to achieve the Fund’s investment objective, unless otherwise restricted by the Fund’s investment limitations.

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, the Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of the acquisition of securities by the Fund.

The Fund may write (i.e., sell) “covered” call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. The Fund may engage in a covered call option writing (selling) program in an attempt to generate additional income or provide a partial hedge to another position of the Fund. A call option is “covered” if the Fund either owns the underlying instrument or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that instrument. The underlying instruments of such covered call options may consist of individual equity securities, pools of equity securities, ETFs or indexes.

The writing of covered call options is a more conservative investment technique than writing of naked or uncovered options, but capable of enhancing the Fund’s total return. When the Fund writes a covered call option, it profits from the premium paid by the buyer but gives up the opportunity to profit from an increase in the value of the underlying security above the exercise price. At the same time, the Fund retains the risk of loss from a decline in the value of the underlying security during the option period. Although the Fund may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to the Fund. If such an option expires unexercised, the Fund realizes a gain equal to the premium received. Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period. If an option is exercised, the exercise price, the premium received and the market value of the underlying security determine the gain or loss realized by the Fund.

When the Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option will generally expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or OTC. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation or futures commission merchant, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) though the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PRIVATIZATIONS-Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

PUT TRANSACTIONS-The Fund may purchase securities at a price that would result in a yield to maturity lower than generally offered by the seller at the time of purchase when the Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the “writer”) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “standby commitment” or a “put.” The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer’s ability to pay for the securities at the time the put is exercised. The Fund would limit its put transactions to institutions that SIMC or a Sub-Adviser believes present minimum credit risks, and SIMC or a Sub-Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer’s credit or a provision in the contract that the put will not be exercised except in certain special cases, such as to maintain Fund liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. For the purpose of determining the “maturity” of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Fund will consider “maturity” to be the first date on which it has the right to demand payment from the writer of the put (although the final maturity of the security is later than such date).

QUANTITATIVE INVESTING-A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. These issues or flaws, which can be difficult to identify, may result in the implementation of a portfolio that is different from that which was intended, and could negatively impact investment returns. Such risks should be viewed as an inherent element of investing in an investment strategy that relies heavily upon quantitative models and computerization.

REAL ESTATE INVESTMENT TRUSTS-REITs are entities that invest primarily in commercial real estate or real estate-related loans. A U.S. REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

The Fund may be subject to certain risks associated with the direct investments of REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs generally depend on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations. In addition, a U.S. REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

RESTRICTED SECURITIES -Restricted securities are securities that may not be sold freely to the public without registration under the 1933 Act or an exemption from registration. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to the Fund’s limitation on investing in illiquid securities. The determination of whether a restricted security is illiquid is to be made by SIMC or a Sub-Adviser pursuant to guidelines adopted by the Board. Under these guidelines, SIMC or a Sub-Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the security, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, SIMC and each Sub-Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(a)(2) commercial paper issued in reliance on an exemption from registration under Section 4(a)(2) of the 1933 Act, including, but not limited to, Rules 506(b) or 506(c) under Regulation D.

Private Investments in Public Equity-The Fund may purchase PIPEs, which are equity securities in a private placement that are issued by issuers that have outstanding publicly-traded equity securities of the same class. Shares in PIPEs generally are not publicly registered until after a certain time period from the date the private sale is completed, which can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and cannot be freely traded. Generally, such restrictions cause PIPEs to be illiquid during this restricted period. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered or that the registration will remain in effect.

RISKS OF CYBER-ATTACKS-As with any entity that conducts business through electronic means in the modern marketplace, the Fund, and their service providers, may be susceptible to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Fund and their service providers use to service the Fund’s operations, ransomware, operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers, or various other forms of cyber security breaches. Cyber-attacks affecting the Fund, SIMC or any of the Sub-Advisers, the Fund’s distributor, custodian, transfer agent, or any other of the Fund’s intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber-attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value. There can be no assurance that the Fund, the Fund’s service providers, or the issuers of the securities in which the Fund invest will not suffer losses relating to cyber-attacks or other information security breaches in the future. The Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund’s positions.

SHORT SALES-Short sales may be used by the Fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. The Fund may engage in short sales that are either “against the box” or “uncovered.” A short sale is “against the box” if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Pursuant to its particular investment strategy, a Sub-Adviser may have a net short exposure in the portfolio of assets allocated to the Sub-Adviser.

When the Fund sells securities short, it may use the proceeds from the sales to purchase long positions in additional equity securities that it believes will outperform the market or its peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss. Leverage can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

The Fund must comply with Rule 18f-4 under the 1940 Act with respect to its short sale borrowings, which are considered Derivative Transactions under the Rule. See "Derivatives" above.

SPECIAL PURPOSE ACQUISITION COMPANIES-The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities that pool funds to seek potential acquisition or merger opportunities. A SPAC is typically a publicly traded company that raises funds through an initial public offering (IPO) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s IPO. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which may be traded in the over-the-counter market, may be considered illiquid and/or may be subject to restrictions on resale. An investment in a SPAC is subject a variety of risks, including that (i) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; (ii) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (iii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (iv) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (v) the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) the Fund will be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (vii) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (viii) no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving the fund unable to sell its interest in the SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; (ix) the values of investments in SPACs may be highly volatile, the Fund may have little or no ability to hedge its exposure to a SPAC investment, and the value of a SPAC investment may depreciate significantly; (x) an investment in a SPAC may include potential conflicts and potential for misalignment of incentives in the structure of the SPAC; and (xi) the growth in SPAC offerings may increase competition for target companies and, as a result, contribute to a decline in deal quality.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS- Swaps are centrally-cleared or OTC derivative products in which two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, securities, instruments, assets or indexes. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations are generally equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as SOFR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks, including settlement risk, non-business day risk, the risk that trading hours may not align, and the risk of market disruptions and restrictions due to government action or other factors.

The Fund may engage in simple or more complex swap transactions involving a wide variety of underlying assets for various reasons. For example, the Fund may enter into a swap (i) to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; (ii) to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; (iii) to hedge an existing position; (iv) to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or (v) for various other reasons.

The Fund may enter into credit default swaps as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value (“par value”) of the underlying in exchange for the underlying. If the Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as a buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if the Fund invests in the underlying directly. For example, credit default swaps would increase credit risk by providing the Fund with exposure to both the issuer of the referenced obligation (typically a debt obligation) and the counterparty to the credit default swap. Credit default swaps may in some cases be illiquid. Furthermore, the definition of a “credit event” triggering the seller’s payment obligations under a credit default swap may not encompass all of the circumstances in which the buyer may suffer credit-related losses on an obligation of a referenced entity.

The Fund may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market.

Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically, no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to the Fund thereunder. Swap agreements also entail the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Fully funded total return swaps have economic and risk characteristics similar to credit-linked notes, which are described above.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. The Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a “master agreement.” In some cases, options and forward contracts between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, the Fund would calculate the obligations of the swap agreements’ counterparties on a “net basis.” Consequently, the Fund’s current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the “net amount”). The Fund’s current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund).

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in OTC markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from the Fund. This is true whether these derivative products are used to create additional risk exposure for the Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement the Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. The Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to the Fund, these derivative products are subject to risks related to the counterparty’s creditworthiness, in addition to other risks discussed in this SAI. If a counterparty defaults, the Fund’s risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, the Fund may have contractual remedies under the swap agreement.

The Fund will enter into swaps only with counterparties that SIMC or a Sub-Adviser believes to be creditworthy.

The swap market is a relatively new market for which regulations are still being developed. The Dodd-Frank Act has substantially altered and increased the regulation of swaps. Swaps are broadly defined in the Dodd-Frank Act, CFTC rules and SEC rules, and also include commodity options and NDFs. Additionally, the Dodd-Frank Act divided the regulation of swaps between commodity swaps (such as swaps on interest rates, currencies, physical commodities, broad based stock indexes, and broad based credit default swap indexes), regulated by the CFTC, and security based swaps (such as equity swaps and single name credit default swaps), regulated by the SEC. The CFTC will determine which categories of swaps will be required to be traded on regulated exchange-like platforms, such as swap execution facilities, and which will be required to be centrally cleared. Cleared swaps must be cleared through futures commission merchants registered with the CFTC, and such futures commission merchants will be required to collect margin from customers for such cleared swaps. Additionally, all swaps are subject to reporting to a swap data repository. Dealers in swaps are required to register with the CFTC as swap dealers and are required to comply with extensive regulations regarding their external and internal business conduct practices, regulatory capital requirements, and rules regarding the holding of counterparty collateral.

U.S. GOVERNMENT SECURITIES-Examples of types of U.S. Government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the FHA, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, Fannie Mae, GNMA, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, the Maritime Administration and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

If the total public debt of the U.S. Government as a percentage of gross domestic product reaches high levels as a result of combating financial downturn or otherwise, such high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may increase borrowing costs and cause a government to issue additional debt, thereby increasing the risk of refinancing. A high national debt also raises concerns that a government may be unable or unwilling to repay the principal or interest on its debt when due. Unsustainable debt levels can decline the valuation of currencies, can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns, and can contribute to market volatility.

An increase in national debt levels may also necessitate the need for the U.S. Congress to negotiate adjustments to the statutory debt ceiling to increase the cap on the amount the U.S. Government is permitted to borrow to meet its existing obligations and finance current budget deficits. Future downgrades could increase volatility in domestic and foreign financial markets, result in higher interest rates, lower prices of U.S. Treasury securities and increase the costs of different kinds of debt. Any controversy or ongoing uncertainty regarding statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected. Although remote, it is at least theoretically possible that under certain scenarios the U.S. Government could default on its debt, including U.S. Treasury securities.

Receipts. Receipts are interests in separately-traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry systems known as STRIPS and TRs.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities; that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturities and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds, and securities guaranteed by GNMA), others are supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that, in the event of a default prior to maturity, there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest neither extend to the value or yield of these securities nor to the value of the Fund’s shares.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Fund. The following percentage limitations (except for the limitation on borrowing and illiquid investments) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

Fundamental Policies

The following investment limitations are fundamental policies of the Fund, which cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund’s outstanding shares. The term “majority of outstanding shares” means the vote of: (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

The Fund may not:

1.  Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The following limitations are non-fundamental policies of the Fund and may be changed by the Board without a vote of shareholders.

The Fund may not:

1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with applicable law or as otherwise contractually required.

3.  Purchase illiquid securities, i.e., any investment that the fund reasonably expects cannot be sold in current market conditions in seven calendar days without significantly changing the market value of the investment, if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

4.  With respect to 75% of its assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

5.  Purchase any securities that would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities

6.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required in accordance with applicable SEC or SEC staff positions. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur, and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of the Fund.

7.  Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC

8.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its securities; and (iv) participate in the SEI Funds inter-fund lending program.

9.  Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

10.  Under normal circumstances, invest less than 80% of its net assets in equity securities of large companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company’s total assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows the Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by the Fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although certain transactions are not treated as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments.

Lending. Under the 1940 Act, the Fund may only make loans if expressly permitted by its investment policies. The Fund’s non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves the Fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict the fund’s ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The Fund has adopted a fundamental policy that would permit direct investment in real estate. However, the Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of the Fund’s Board.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the “Administrator”), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Fund (the "Transfer Agent"). SIMC, a wholly-owned subsidiary of SEI Investments Company (“SEI”), is the owner of all beneficial interest in the Administrator and Transfer Agent. SEI and its subsidiaries and affiliates, including the Administrator and Transfer Agent, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement (“the Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including its affiliates, who provide such services. Such services generally include, but are not limited to:

•  maintaining books and records related to the Fund's cash and position reconciliations, and portfolio transactions;

•  preparation of financial statements and other reports for the Fund;

•  calculating the NAV of the Fund in accordance with the Fund’s valuation policies and procedures;

•  tracking income and expense accruals and processing disbursements to vendors and service providers;

•  providing performance, financial and expense information for registration statements and board materials;

•  providing certain tax monitoring and reporting;

•  providing space, equipment, personnel and facilities;

•  maintaining share transfer records;

•  reviewing account opening documents and subscription and redemption requests;

•  calculating and distributing required ordinary income and capital gains distributions; and

•  providing anti-money laundering program services.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days’ written notice to the Administrator; or (b) by the Administrator on not less than 90 days’ written notice to the Trust.

Administration Fees. For its administrative services, the Administrator receives a fee, which is calculated based upon the average daily net assets of the Fund and paid monthly by the Trust. The annual rates are as set forth in the charts below.

Administration Fee
On the first $1.5 billion of Assets;	0.300%
on the next $500 million of Assets;	0.2550%
on the next $500 million of Assets;	0.210%
on the next $500 million of Assets;	0.1650%
on Assets over $3 billion.	0.120%

For the Fund, the following table shows: (i) the dollar amount of fees paid to the Administrator by the Fund; and (ii) the dollar amount of the Administrator’s voluntary fee waivers and or/reimbursements for the fiscal years ended September 30, 2021, 2022 and 2023:

	Administration Fees Paid				Administration Fees Waived
	2021	2022	2023		2021	2022	2023
Large Cap Growth Fund	$5,069	$4,729	$	XX	$119	$92	$	XX

THE ADVISER AND SUB-ADVISERS

General. SIMC is a wholly-owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies.

SIMC had approximately $XX billion in assets as of September 30, 2023.

Manager of Managers Structure. SIMC is the investment adviser to each of the Fund and operates as a “manager of managers.” SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust’s Board, to hire, retain or terminate sub-advisers unaffiliated with SIMC for the Fund without submitting the sub-advisory agreements to a vote of the Fund’s shareholders. Among other things, the exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements. The Fund will notify shareholders in the event of any addition or change in the identity of its Sub-Advisers.

SIMC oversees the investment advisory services provided to the Fund and may manage the cash portion of the Fund’s assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board, the sub-advisers to the Fund are generally responsible for the day-to-day investment management of all or a discrete portion of the assets of the Fund. Sub-advisers also are responsible for managing their employees who provide services to the Fund.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Fund’s assets to the Sub-Advisers, monitors and evaluates the Sub-Advisers’ performance and oversees Sub-Adviser compliance with the Fund’s investment objectives, policies and restrictions. SIMC has the ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee Sub-Advisers and recommend their hiring, termination and replacement.

Advisory and Sub-Advisory Agreements. The Trust and SIMC have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Fund and may manage the cash portion of the Fund’s assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Board, one or more Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Fund except for the Real Return Fund. The Sub-Advisers are also responsible for managing their employees who provide services to the Fund.

Each Investment Advisory Agreement sets forth a standard of care, pursuant to which the Adviser or Sub-Adviser, as applicable, is responsible for performing services to the Fund, and also includes liability and indemnification provisions.

The continuance of each Investment Advisory Agreement after the first two (2) years must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days’ nor more than 60 days’ written notice to SIMC or the Fund’s Sub-Adviser, as applicable, or by SIMC or the Fund’s Sub-Adviser, as applicable, on 90 days’ written notice to the Trust.

In accordance with a separate exemptive order that the Trust and SIMC have obtained from the SEC, the Board may approve a new sub-advisory agreement or a material amendment to an existing sub-advisory agreement at a meeting that is not in person, subject to certain conditions, including that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting.

Advisory and Sub-Advisory Fees. For these advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at the annual rates set forth in the table below (shown as a percentage of the average daily net assets of the Fund). SIMC then pays the Sub-Advisers out of its contractual advisory fee for sub-advisory services provided to the Fund. The rates paid to each Sub-Adviser vary. The aggregate sub-advisory fees paid by SIMC for the fiscal year ended September 30, 2023 are set forth below as a percentage of the average daily net assets of the Fund.

Fund Name	Contractual Advisory Fee	Aggregate Sub-Advisory Fees Paid
Large Cap Growth Fund	0.40%	XX	%

SIMC pays each Sub-Adviser a fee out of its advisory fee. Sub-Advisory fees are based on a percentage of the average daily net assets managed by the applicable Sub-Adviser.

For the fiscal years ended September 30, 2021, 2022 and 2023, the following tables show: (i) the contractual advisory fees that SIMC is entitled to receive from the Fund; (ii) the dollar amount of SIMC's contractual and voluntary fee waivers; (iii) the dollar amount of fees paid to the Sub-Advisers by SIMC; and (iv) the dollar amount of the fees retained by SIMC.

For the fiscal year ended September 30, 2023:

Fund Name		Contractual Advisory Fees (000)		Advisory Fees Waived (000)		Sub-Advisory Fees Paid (000)		Advisory Fees Retained by SIMC (000)
Large Cap Growth Fund	$	XX	$	XX	$	XX	$	XX

For the fiscal year ended September 30, 2022:

Fund Name	Contractual Advisory Fees (000)	Advisory Fees Waived (000)	Sub-Advisory Fees Paid (000)	Advisory Fees Retained by SIMC (000)
Large Cap Growth Fund	$6,383	$1,172	$3,049	$2,162

For the fiscal year ended September 30, 2021:

Fund Name	Contractual Advisory Fees (000)	Advisory Fees Waived (000)	Sub-Advisory Fees Paid (000)	Advisory Fees Retained by SIMC (000)
Large Cap Growth Fund	$6,893	$1,257	$3,275	$2,361

The Sub-Advisers.

FRED ALGER MANAGEMENT, LLC—Fred Alger Management, LLC ("Alger") serves as a Sub-Adviser to a portion of the assets of the Fund. Alger has been in the business of providing investment advisory services since 1964 and as of September 30, 2022 had approximately $15.3 billion in mutual fund assets under management as well as $7.9 billion in other assets under management. Alger is directly owned by Alger Group Holdings, LLC (“AGH”), a financial services holding company. AGH and Alger are indirectly controlled by Hilary M. Alger, Nicole D. Alger and Alexandra D. Alger, who own approximately 99% of the voting rights of Alger Associates, Inc., the parent company of AGH.

MACKENZIE INVESTMENTS CORPORATION—Mackenzie Investments Corporation ("Mackenzie") serves as a Sub-Adviser to a portion of the assets of the Fund. Mackenzie is an SEC registered investment adviser and a Delaware corporation. Mackenzie was founded in 2012 and provides investment advisory services to various types of clients.

PARAMETRIC PORTFOLIO ASSOCIATES LLC-Parametric Portfolio Associates LLC (“Parametric”) serves as a Sub-Adviser to a portion of the assets of the Fund. Parametric is a part of Morgan Stanley Investment Management, the asset management division of Morgan Stanley, and owned directly by Eaton Vance Acquisitions LLC, a privately held subsidiary of Morgan Stanley.

PINESTONE ASSET MANAGEMENT INC.—PineStone Asset Management Inc. ("PineStone") serves as a Sub-Adviser to a portion of the assets of the Fund. PineStone is located at 1981 McGill College Avenue, Suite 1600, Montreal, QC, Canada H3A 2Y1. PineStone is a specialist global equity manager founded in 2021 that is 100% employee owned and is a registered investment adviser with the U.S. Securities & Exchange Commission. PineStone is focused exclusively on helping clients achieve their financial goals by investing in what PineStone believes to be high quality companies worldwide. PineStone had approximately CAN$60 billion in assets under management as of January 31, 2022 and is led by Nadim Rizk, a seasoned portfolio manager with over 24 years of experience.

Portfolio Management.

SIMC

Compensation. SIMC compensates each portfolio manager for his or her management of the Fund. Each portfolio manager’s compensation consists of a fixed annual salary, plus a discretionary annual bonus determined generally as follows.

Portfolio manager compensation is a combination of both Fund performance and SEI Investments Company (“SEI”) performance. A majority of each portfolio manager’s compensation is determined by the performance of the Fund for which the portfolio manager is responsible for over both a short-term and long-term time horizon. A final factor is a discretionary component, which is based upon a qualitative review of the portfolio managers and their team.

With respect to the bonus, twenty percent of each portfolio manager's compensation is tied to the corporate performance of SEI (SIMC's ultimate parent company), as measured by the earnings per share earned for a particular year. This percentage is set at the discretion of SEI and not SIMC.

The remaining percentage is based upon the Fund's performance (pre-tax) versus its respective benchmark over a one and three year period.

Ownership of Fund Shares. As of September 30, 2023, the portfolio managers beneficially owned shares of the Fund they manage (which may be through their 401(k) plans), as follows:

Portfolio Manager		Dollar Range of Fund Shares
Stephen C. Dolce, CFA	$	X
Eugene Barbaneagra, CFA	$	X
David L. Hintz, CFA	$	X
Jason Collins	$	X

Other Accounts. As of September 30, 2023, in addition to the Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Stephen C. Dolce, CFA	XX	$	XX	XX	$	XX	XX	$	XX
Eugene Barbaneagra, CFA	XX	$	XX	XX	$	XX	XX	$	XX
David L. Hintz, CFA	XX	$	XX	XX	$	XX	XX	$	XX
Jason Collins	XX	$	XX	XX	$	XX	XX	$	XX

[No account listed above is subject to a performance-based advisory fee.]

Conflicts of Interest. The portfolio managers’ management of registered investment companies, other pooled investment vehicles or other accounts may give rise to actual or potential conflicts of interest in connection with their day-to-day management of the Fund’s investments. The other accounts might have similar investment objectives as the Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Fund.

While the portfolio managers’ management of the other accounts may give rise to the following potential conflicts of interest, SIMC does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, SIMC believes that it has designed policies and procedures that reasonably manage such conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day oversight of the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of the other accounts and to the possible detriment of the Fund. However, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio managers’ oversight of the Fund and the other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors the other accounts over the Fund. This conflict of interest may be exacerbated to the extent that SIMC or the portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than the Fund. Notwithstanding this theoretical conflict of interest, it is SIMC’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while the portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the Fund, such an approach might not be suitable for the Fund given their investment objectives and related restrictions.

Alger

Compensation. SIMC pays Alger a fee based on the assets under management of the Large Cap Growth Fund as set forth in an investment sub-advisory agreement between Alger and SIMC. Alger pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Growth Fund. The following information relates to the period ended September 30, 2023:

An Alger portfolio manager’s compensation generally consists of salary and an annual bonus. In addition, portfolio managers are eligible for health and retirement benefits available to all Alger employees, including a 401(k) plan sponsored by Alger. A portfolio manager’s base salary is typically a function of the portfolio manager’s experience (with consideration given to type, investment style and size of investment portfolios previously managed), education, industry knowledge and the individual’s performance in his or her role. Base salaries will grow over time for Alger’s superior employees, rewarding their performance and contributions to the firm.

Bonus may be a significant portion of an individual’s compensation and can vary from year to year. The annual bonus considers various factors, including:

•  the firm's overall financial results and profitability;

•  the firm's overall investment management performance;

•  current year's and prior years' pre-tax investment performance (both relative and absolute) of the portfolios for which the individual is responsible, based on the benchmark of each such portfolio;

•  qualitative assessment of an individual's performance with respect to the firm's investment process and standards; and

• the individual’s leadership contribution within the firm.

While the benchmarks and peer groups used in determining a portfolio manager’s compensation may change from time to time, Alger may refer to benchmarks, such as those provided by Russell Investments and S&P Global Ratings, and peer groups, such as those provided by Lipper Inc. and Morningstar Inc., that are widely-recognized by the investment industry.

Alger has implemented a profit participation plan (“PPP”) that gives key personnel the opportunity to have equity-like participation in the long-term growth and profitability of the firm. Senior members of the firm are eligible to receive awards annually in the PPP. The PPP reinforces the portfolio managers’ commitment to generating superior investment performance for the firm’s clients. The awards are invested in Alger mutual funds and have a four-year vesting schedule. The total award earned can increase or decrease with the firm’s investment and earnings results over the four-year period.

Additionally, the Alger Partners Plan provides key investment executives with phantom equity that allows participants pro-rata rights to growth in the firm’s book value, dividend payments and participation in any significant corporate transactions (e.g., partial sale, initial public offering, merger, etc.). Alger does not have a limit on the overall percentage of the firm’s value it will convey through this program. Participation in this program is determined annually.

Ownership of Fund Shares. [As of September 30, 2023, Alger's portfolio managers did not beneficially own any shares of the Large Cap Growth Fund.]

Other Accounts. As of September 30, 2023, in addition to the Large Cap Growth Fund, Alger's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts			Total Assets (in millions)
Patrick Kelly, CFA	XX	$	XX	XX	$	XX	XX		$	XX
	XX	$	XX	XX	$	XX	XX	*	$	XX
Ankur Crawford, Ph.D.	XX	$	XX	XX	$	XX	XX		$	XX
	XX	$	XX	XX	$	XX	XX	*	$	XX

[*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.]

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Large Cap Growth Fund, which may have similar or different investment guidelines and objectives. In addition to the Large Cap Growth Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Alger's management of the Large Cap Growth Fund and other accounts, which, in theory, may allow Alger to allocate investment opportunities in a way that favors other accounts over the Large Cap Growth Fund. This conflict of interest may be exacerbated to the extent that Alger or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the Large Cap Growth Fund. Alger (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Large Cap Growth Fund. To the extent a particular investment is suitable for both the Large Cap Growth Fund and the other accounts, such investments will be allocated between the Large Cap Growth Fund and the other accounts in a manner that Alger determines is fair and equitable under the circumstances to all clients, including the Large Cap Growth Fund.

If Alger believes that the purchase or sale of a security is in the best interest of more than one client/proprietary account, it may (but is not obligated to) aggregate the orders to be sold or purchased to seek favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations. Aggregation of trades under this circumstance should, on average, decrease the costs of execution. In the event Alger aggregates a trade for participating accounts, the method of allocation will generally be determined prior to the trade execution. Although no specific method of allocation of trades is expected to be used, allocations are generally pro rata and if not, will be designed so as not to systematically and consciously favor or disfavor any account in the allocation of investment opportunities. The accounts aggregated may include registered and unregistered investment companies, proprietary accounts, and separate accounts. Transaction costs will be shared by participants on a pro-rata basis according to their allocations. Alger may delay the execution of a trade for a client account so it may be included as part of an aggregated trade.

Alger is under common ownership with Fred Alger & Company, LLC, a registered broker-dealer. Fred Alger & Company, LLC may, to the extent permissible by relevant laws and regulations and an account's guidelines, execute trades on behalf of certain accounts and retain commissions. Alger may have an incentive to favor trading through Fred Alger & Company, LLC over selecting other brokers.

Commissions for the combination of execution and research services may be higher than for execution services alone. Alger may pay higher commissions for receipt of brokerage and research services in connection with securities trades that are consistent with the "safe harbor" provisions of Section 28(e) of the Securities Exchange Act of 1934, as amended. This benefits Alger because it does not have to pay for the research, products, or services. Such benefit gives Alger an incentive to select a broker-dealer based on its interest in receiving the research, products, or services rather than on its clients' interest in receiving the most favorable execution.

To address and manage these potential conflicts of interest, Alger has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

Mackenzie

Compensation. SIMC pays Mackenzie a fee based on the assets under management of the Large Cap Growth Fund as set forth in an investment sub-advisory agreement between Mackenzie and SIMC. Mackenzie pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Growth Fund. The following information relates to the period ended March 31, 2023.

Mackenzie's portfolio managers are paid fixed and variable compensation. Such variable compensation is calculated by reference to: (i) a peer relative ranking that the portfolio managers achieve in the relevant strategy, and (ii) sales related factors. The peer relative ranking element is determined by comparing the performance (net of non-reclaimable withholdings taxes) of a representative account in the relevant strategy against the investment performance generated by peer investment managers in similar strategies.

Ownership of Fund Shares. As of March 31, 2023, Mackenzie's portfolio managers did not beneficially own any shares of the Large Cap Growth Fund.

Other Accounts. As of March 31, 2023, in addition to the Large Cap Growth Fund, Mackenzie's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Arup Datta, CFA	2	$391.40	32	$3,901.63	0	$0
Nicholas Tham, CFA	2	$391.40	32	$3,901.63	0	$0

None of the accounts listed above are subject to a performance-based advisory fee.

† Mackenzie utilizes a team-based approach to portfolio management, and each of the portfolio managers listed in the table is jointly responsible for the management of a portion of the accounts listed in each category.

Conflicts of Interest. Conflicts may arise in situations where the interests of Mackenzie and those of the Large Cap Growth Fund are inconsistent. For example, a conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Large Cap Growth Fund, which may have different investment guidelines and objectives. In addition to the Large Cap Growth Fund, these accounts may include accounts of private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Mackenzie's management of the Large Cap Growth Fund and other accounts, which, in theory, may allow Mackenzie to allocate investment opportunities in a way that favors other accounts over the Large Cap Growth Fund. This conflict of interest may be exacerbated to the extent that Mackenzie or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts than the Large Cap Growth Fund. Mackenzie (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Large Cap Growth Fund. To the extent a particular investment is suitable for both the Large Cap Growth Fund and the other accounts, such investments will be allocated between the Large Cap Growth Fund and the other accounts on a pro rata basis. If a pure pro-rata allocation is not feasible, allocations are made on an otherwise fair and equitable basis.

Generally, Mackenzie takes steps to identify all existing material conflicts of interest and those that are reasonably expected to arise. To address and manage these conflicts, Mackenzie maintains policies and procedures to ensure that the firm manages all accounts in a manner consistent with the fiduciary duties Mackenzie owes its clients and with all applicable laws.

Parametric

Compensation. SIMC pays Parametric a fee based on the assets under management of the Large Cap Growth Fund as set forth in an investment sub-advisory agreement between Parametric and SIMC. Parametric pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the the Fund. The following information relates to the period ended September 30, 2023.

Compensation Structure. Parametric believes that its compensation packages, which are described below, are adequate to attract and retain high-caliber professional employees. Please note that compensation for investment professionals is not based directly on investment performance or assets managed, but rather on the overall performance of responsibilities. In this way, the interests of portfolio managers are aligned with the interests of investors without providing incentive to take undue or insufficient investment risk. It also removes a potential motivation for fraud. Parametric is a subsidiary of Morgan Stanley. Violations of Parametric’s or Morgan Stanley's policies would be a contributing factor when evaluating an employee’s discretionary bonus.

Compensation of Parametric employees has the following components:

•	Base salary

•	Discretionary bonus

○	This bonus may be paid in cash, or for those who meet the eligibility for deferred compensation, may be paid in a combination of cash and deferred awards that may include Morgan Stanley restricted stock and Deferred Cash awards.

○	Deferred awards vest after 3 years.

Parametric employees also receive certain retirement, health and welfare insurance, and other benefits that are broadly available to Morgan Stanley employees. Compensation of employees is reviewed on an annual basis. Considerations for adjustments in base salary and bonus decisions are typically paid and/or put into effect at, or shortly after, the firm’s fiscal year-end.

The firm also maintains the following arrangements:

•	Employment contracts for key investment professionals and senior leadership.

•	Notice and Non-Solicit agreements for Managing Directors and Executive Directors of the company.

Method to Determine Compensation. Parametric seeks to compensate investment professionals commensurate with responsibilities and performance while remaining competitive with other firms within the investment management industry. Compensation is also influenced by the operating performance of Parametric and Morgan Stanley. While the salaries of investment professionals are comparatively fixed, variable compensation in the form of bonuses may fluctuate from year-to-year, based on changes in financial performance and other factors. Parametric also offers opportunities to move within the organization, as well as incentives to grow within the organization by promotion. Additionally, Parametric participates in compensation surveys that benchmark salaries against other firms in the industry. This data is reviewed, along with a number of other factors, so that compensation remains competitive with other firms in the industry.

Ownership of Fund Shares. [As of September 30, 2023, Parametric’s portfolio managers did not beneficially own any shares of the Large Cap Growth Fund.]

Other Accounts. As of September 30, 2023, in addition to the Large Cap Growth Fund, Parametric’s portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Thomas Seto	XX	$	XX	XX	$	XX	XX	$	XX
Paul Bouchey	XX	$	XX	XX	$	XX	XX	$	XX
James Reber	XX	$	XX	XX	$	XX	XX	$	XX

[None of the accounts listed above are subject to a performance-based advisory fee.]

Please note that at Parametric, accounts are managed on a team basis. Paul Bouchey, James Reber and Thomas Seto are responsible for the management of the Large Cap Growth Fund in accordance with the guidelines and restrictions as defined in the prospectus. Under their supervision and direction are portfolio management teams consisting of Senior Portfolio Managers and Portfolio Managers, who are tasked with the day-to-day management of accounts.

Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager's management of the Large Cap Growth Fund's investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Large Cap Growth Fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Large Cap Growth Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Large Cap Growth Fund.

Parametric has a fiduciary obligation to act, at all times, in the best interests of its clients and to make full and fair disclosure of all material facts, particularly where the firm’s interests may conflict with those of a client. Parametric and its employees must provide investment advice and services that are reasonable, independent and free of competing interests. Parametric actively monitors its business activities to identify potential and confirmed conflicts of interest; Parametric will implement policies and procedures to properly mitigate such conflicts and will disclose material conflicts to existing and prospective clients. Please see Parametric’s Form ADV Brochure for additional information on the firm’s conflicts of interest.

Conflicts of interest may arise for individual employees as well. To identify and assess potential conflicts of interest, all employees are required to disclose all external and internal potential conflicts of interest including, but not limited to:

•	Outside business activities

•	Related persons employed in the securities industry

•	Board membership

•	Any relationships with public companies

Parametric anticipates that, in appropriate circumstances and consistent with the client's investment objectives, it will cause accounts over which Parametric has management authority to recommend the purchase or sale of securities in which Parametric and/or its other clients, directly or indirectly, have a position or interest. From time to time, Parametric or its affiliates may also recommend to investment advisory clients or prospective clients the purchase or sale of mutual funds in which Parametric receives a sub-advisory fee. Subject to satisfying Parametric’s Code of Ethics policy and applicable laws, officers, directors and employees of Parametric may trade for their own accounts in securities that are recommended to and/or purchased for their clients.

Parametric’s Code of Ethics is designed to reasonably address conflicts of interest between Parametric and its clients and to ensure that the activities, interests and relationships of employees will not interfere with making decisions in the best interest of advisory clients. Employees must disclose all securities holdings to Compliance within 10 days of becoming an employee of Parametric and annually thereafter, or as requested by Compliance. Compliance monitors employee trading to reasonably ensure that employees have complied with the restrictions outlined in the Code of Ethics, and to verify that employees are not taking advantage of their inside position.

PineStone

Compensation. SIMC pays PineStone a fee based on the assets under management of the Large Cap Growth Fund as set forth in an investment sub-advisory agreement between PineStone and SIMC. PineStone pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Growth Fund. The following information relates to the period ended September 30, 2023.

The Investment Team's compensation structure comprises a competitive base salary and a performance-based incentive plan.

Base salaries generally align with the market median and are complemented by a target bonus above the industry average. This ensures continuity and the achievement of higher goals in line with our client objectives. Both portfolio managers and analysts are compensated on the performance of the total funds they manage instead of the performance of specific investment ideas or sectors. PineStone believes that this better aligns analysts' interests with those of portfolio managers and clients as they are incentivized to focus on the good of the Investment Team and its overall performance generated on behalf of clients.

To better align our Investment Team's interests with those of our clients, performance-based compensation is measured primarily in terms of the Investment Team's ability to meet and exceed their performance objective (based either on the value-added target or a universe of peers) in accordance with certain thresholds.

While the incentive compensation of portfolio managers is entirely based on quantitative metrics, analyst incentive compensation will vary based on the experience level of the analysts. As such, more junior analysts are qualitatively assessed and compensated on their overall work ethic and the quality of their work outputs. A quantitative performance-based component is introduced throughout time and becomes an increasing portion of variable compensation until it is entirely quantitative and performance-based.

Ownership of Fund Shares. [As of September 30, 2023, PineStone’s portfolio managers did not beneficially own any shares of the Large Cap Growth Fund.]

Other Accounts. As of September 30, 2023, in addition to the Large Cap Growth Fund, PineStone’s portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
PineStone Portfolio Manager†	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Nadim Rizk, CFA and Andrew Chan, CIM	XX	$	XX	XX	$	XX	XX	$	XX

[None of the accounts listed above are subject to a performance-based advisory fee.]

†  PineStone utilizes a team-based approach to portfolio management, and each of the portfolio managers listed in the table is jointly responsible for the management of a portion of the accounts listed in each category.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for conflicts of interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Large Cap Growth Fund, which may have different investment guidelines and objectives. In addition to the Large Cap Growth Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of PineStone's management of the Large Cap Growth Fund and other accounts, which, in theory, may allow PineStone to allocate investment opportunities in a way that favors other accounts over the Large Cap Growth Fund. This conflict of interest may be exacerbated to the extent that PineStone or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the Large Cap Growth Fund. PineStone (or its members, employees, and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Large Cap Growth Fund. To the extent a particular investment is suitable for both the Large Cap Growth Fund and the other accounts, such investments will be allocated between the Large Cap Growth Fund and the other accounts in a manner that PineStone determines is fair and equitable under the circumstances to all clients, including the Large Cap Growth Fund.

To address and manage these potential conflicts of interest, PineStone has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each client is treated on a fair and equitable basis.

DISTRIBUTION AND SHAREHOLDER SERVICING

General. SEI Investments Distribution Co. (the “Distributor”), serves as the Fund’s distributor. The Distributor, a wholly-owned subsidiary of SEI, has its principal business address at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement, Shareholder Service and Administrative Service Plans. The Distributor serves as the Fund’s distributor pursuant to a distribution agreement (the “Distribution Agreement”) with the Trust.

[For the fiscal year ended September 30, 2023, the Fund did not incur any 12b-1 expenses.]

Pursuant to a Shareholder Service Plan (the “Shareholder Service Plan”), various classes of Shares are authorized to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Shares at the annual rate of up to 0.25% of the value of the average daily net assets attributable to each of the Class F and I Shares of the Fund, which is calculated daily and payable monthly.

The service fees payable under the Shareholder Service Plan are intended to compensate service providers for the provision of shareholder services and may be used to provide compensation to financial intermediaries for ongoing service and/or maintenance of shareholder accounts with respect to Fund shares. Shareholder services under the Shareholder Service Plan may include: (i) maintaining accounts relating to clients; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by service providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in Fund shares; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; (viii) processing purchase, exchange and redemption requests from clients and placing orders with the Fund or their service providers; (ix) providing sub-accounting with respect to Fund shares beneficially owned by clients; (x) processing dividend payments from the Fund on behalf of clients; and (xi) providing such other similar services as the Fund may reasonably request to the extent the service provider is permitted to do so under applicable statutes, rules and regulations.

Pursuant to an Administrative Service Plan, Class I Shares are authorized to pay administrative service providers a fee in connection with the ongoing provision of administrative services at the annual rate of up to 0.25% of the value of the average daily net assets attributable to the Class I Shares of the Fund, which is calculated daily and payable monthly.

The administrative service fees payable under the Administrative Service Plan are intended to compensate administrative service providers for the provision of administrative services and may be used to provide compensation to other service providers for the provision of administrative services with respect to Class I Shares of the Fund. Administrative services under the Administrative Service Plan may include: (i) providing subaccounting with respect to shares beneficially owned by clients; (ii) providing information periodically to clients showing their positions in Fund shares; (iii) forwarding shareholder communications to clients (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); (iv) processing purchase, exchange and redemption orders; (v) processing dividend payments on behalf of its clients; and (vi) providing such other similar services as the Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

Distribution Expenses Incurred by Adviser. The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (“Financial Advisors”) who provide their clients with advice and services in connection with their investments in the SEI Funds. SEI Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk assessment tools, and other investment information and services to assist the Financial Advisor in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisors for the purpose of educating Financial Advisors about the Fund and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by Financial Advisors in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisors, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Fund. In certain cases, SIMC may make payments to Financial Advisors or their employer in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of their past profits or other available resources, and are not charged to the Fund.

Many Financial Advisors may be affiliated with broker-dealers. SIMC and its affiliates may pay compensation to broker-dealers or other financial institutions for services such as, without limitation, providing the Fund with “shelf space” or a higher profile for the firm’s associated Financial Advisors and their customers, placing the Fund on the firm’s preferred or recommended fund list, granting the Distributor access to the firm’s associated Financial Advisors, providing assistance in training and educating the firm’s personnel, allowing sponsorship of seminars or informational meetings, and furnishing marketing support and other specified services. These payments may be based on the average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI Funds attributable to that broker-dealer, a negotiated lump sum payment, or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

The payments discussed above may be significant to the financial institutions receiving them, and may create an incentive for the financial institutions or their representatives to recommend or offer shares of the SEI Funds to their customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of its past profits or other available resources.

Although the Fund may use broker-dealers that sell Fund shares to effect transactions for the Fund’s portfolios, the Fund, SIMC and the Fund’s Sub-Advisers will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

SECURITIES LENDING ACTIVITY

The table below sets forth the gross income received by the Fund from securities lending activities during the fiscal year ended September 30, 2023. The table also shows the fees and/or other compensation paid by the Fund, any other fees or payments incurred by the Fund resulting from lending securities providers, and the net income earned by the Fund for securities lending activities.

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Large Cap Growth Fund
Gross Income from securities lending activities (including income from cash collateral reinvestment)	$	XX
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$	XX
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$	XX
Administrative fees not included in revenue split	$	XX
Indemnification fee not included in revenue split	$	XX
Rebate (paid to borrower)	$	XX
Other fees not included in revenue split	$	XX
Aggregate fees/compensation for securities lending activities	$	XX
Net Income from securities lending activities	$	XX

Securities Finance Trust Company (eSecLending) acts as securities lending agent for the Fund.

The services provided by eSecLending include conducting an auction process to determine optimal lending execution strategy for each portfolio or market (exclusive or discretionary); exclusive lending; discretionary lending; the coordination of cash collateral management with the Adviser; full administration and operational support of all lending activities and coordination with the Fund’s custodians; monitoring of program risk exposures; complete reporting of daily loan activity and exposure; compliance monitoring of all loan activity to satisfy the Fund’s guidelines and parameters; reporting of income accruals and distribution of income to the Fund; tracking and reporting on “Qualified Dividend Income” (QDI) customized to Fund’s requirements; and assisting the Fund to satisfy regulatory reporting requirements.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Fund described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as SIMC, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund. The Fund and its service providers employ a variety of processes, procedures and controls to identify risks, to lessen the probability of their occurrence and/or to mitigate the effects of such risks if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., SIMC is responsible for the investment performance of the Fund and, along with the Board, is responsible for the oversight of the Fund’s Sub-Advisers, which, in turn, are responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Fund’s service providers the importance of maintaining vigorous risk management.

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The Trustees’ role in risk oversight begins before the inception of the Fund, at which time SIMC presents the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, each Sub-Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of SIMC and other service providers such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and Sub-Advisers and receives information about those services at its regular meetings. In addition, in connection with its consideration of whether to annually renew the Advisory Agreement between the Trust, on behalf of the Fund, and SIMC, and the various Sub-Advisory Agreements between SIMC and the Sub-Advisers with respect to the Fund, the Board annually meets with SIMC and, at least every other year, meets with the Sub-Advisers to review such services. Among other things, the Board regularly considers the Sub-Advisers’ adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations.

The Trust’s Chief Compliance Officer regularly reports to the Board to review and discuss compliance issues and Fund, Adviser and Sub-Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Advisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Valuation Designee and the Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust’s Valuation Designee provides quarterly reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of financial statement risk encountered by the Fund and noting any significant deficiencies or material weaknesses that were identified in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their respective reviews of these reports and discussions with SIMC, the Sub-Advisers, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Fund’s investment management and business affairs are carried out by or through SIMC, the Sub-Advisers and the Fund’s other service providers, each of which has an independent interest in risk management and each of which has policies and methods by which one or more risk management functions are carried out. These risk management policies and methods may differ in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

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Members of the Board. There are nine members of the Board, seven of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“independent Trustees”). Robert A. Nesher, an interested person of the Trust, serves as Chairman of the Board. James M. Williams, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of classes of shares overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

The Board has two standing committees: the Audit Committee and the Governance Committee. The Audit Committee and Governance Committee are each chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Williams, among other things: (i) presides over board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates dealings and communications between the independent Trustees and management, and among the independent Trustees; and (v) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, years of birth, position with the Trust, the year in which the Trustee was elected, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. There is no stated term of office for the Trustees of the Trust. However, each Trustee who is not an interested person of the Trust must retire from the Board by the end of the calendar year in which the Trustee attains the age of 75 years. Current members of the Board may, upon the unanimous vote of the Governance Committee and a majority vote of the full Board, continue to serve on the Board for a maximum of five successive one calendar year terms after attaining the age of 75 years. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (Born: 1946)—Chairman of the Board of Trustees* (since 1989)—President and Chief Executive Officer of the Trust since December 2005. SEI employee since 1974; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds. President, Chief Executive Officer and Trustee of SEI Insurance Products Trust from 2013 to 2020. Trustee of The KP Funds from 2013 to 2020. Vice Chairman of Schroder Series Trust and Schroder Global Series Trust from 2017 to 2018. Vice Chairman of Gallery Trust from 2015 to 2018. Vice Chairman of Winton Diversified Opportunities Fund from 2014 to 2018. Vice Chairman of The Advisors’ Inner Circle Fund III from 2014 to 2018. Vice Chairman of Winton Series Trust from 2014 to 2017. Vice Chairman of O’Connor EQUUS (closed-end investment company) from 2014 to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust from 1989 to 2016. President, Chief Executive Officer and Director of SEI Alpha Strategy Portfolios, LP, from 2007 to 2013.

WILLIAM M. DORAN (Born: 1940)—Trustee* (since 1986)—1701 Market Street, Philadelphia, PA 19103. Self-employed consultant since 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of the Distributor since 2003. Director of SEI Investments since 1985. Secretary of SEI since 1978. Director of SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia) Limited, SEI Global Nominee Ltd. and SEI Investments—Unit Trust Management (UK) Limited. Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Tender Fund, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds. Trustee of Schroder Global Series Trust and Schroder Series Trust from 2017 to 2021. Trustee of SEI Insurance Products Trust from 2013 to 2020. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) from 2014 to 2018. Trustee of The KP Funds from 2013 to 2018. Trustee of Bishop Street Funds from 2006 to 2018. Trustee of The Advisors’ Inner Circle Fund and The Advisors’ Inner Circle Fund II from 1991 to 2018. Trustee of Winton Series Trust from 2014 to 2017. Trustee of O’Connor EQUUS (closed-end investment company) from 2014 to 2016. Trustee of SEI Liquid Asset Trust from 1982 to 2016. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Partner of Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003.

* Messrs. Nesher and Doran are Trustees deemed to be “interested persons” (as that term is defined in the 1940 Act) of the Funds by virtue of their relationships with SEI.

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Independent Trustees.

NINA LESAVOY (Born: 1957)—Trustee (since 2003)— Founder and Managing Director, Avec Capital (strategic fundraising firm), since April 2008. Trustee/Director of SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds. Trustee of SEI Insurance Products Trust from 2013 to 2020. Trustee of SEI Liquid Asset Trust from 2003 to 2016. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Managing Director, Cue Capital (strategic fundraising firm) from March 2002 to March 2008.

JAMES M. WILLIAMS (Born: 1947)—Trustee (since 2004)— Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. Trustee/Director of Ariel Mutual Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds. Trustee/Director of SEI Insurance Products Trust from 2013 to 2020. Trustee of SEI Liquid Asset Trust from 2004 to 2016. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. President of Harbor Capital Advisors and Harbor Mutual Funds from 2000 to 2002. Manager of Pension Asset Management for Ford Motor Company from 1997 to 1999.

HUBERT L. HARRIS, JR. (Born: 1943)—Trustee (since 2008)— Retired since December 2005. Owner of Harris Plantation, Inc. since 1995. Chief Executive Officer of Harris CAPM, a consulting asset and property management entity. Director of Aaron’s Inc. since August 2012. Member of the Board of Councilors of the Carter Center (nonprofit corporation) and served on the boards of other non-profit organizations. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds. Trustee of SEI Insurance Products Trust from 2013 to 2020. Trustee of SEI Liquid Asset Trust from 2008 to 2016. Director of SEI Alpha Strategy Portfolios, LP from 2008 to 2013. Served as a director of a bank holding company from 2003 to 2009. Chief Executive Officer, INVESCO North America, from August 2003 to December 2005. Chief Executive Officer and Chair of the Board of Directors of AMVESCAP Retirement, Inc., from January 1998 to August 2005. Director of AMVESCAP PLC from 1993 to 2004.

SUSAN C. COTE (Born: 1954)—Trustee (since 2016)— Retired since July 2015. Trustee/Director of SEI Structured Credit Fund, LP, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds. Trustee of SEI Insurance Products Trust from 2015 to 2020. Treasurer and Chair of Finance of the Investment and Audit Committee of the New York Women’s Foundation from 2012 to 2017. Member of the Ernst & Young LLP Retirement Investment Committee from 2009 to 2015. Global Asset Management Assurance Leader, Ernst & Young LLP from 2006 to 2015. Partner of Ernst & Young LLP from 1997 to 2015. Americas Director of Asset Management of Ernst & Young LLP from 2006 to 2013. Employee of Prudential from 1983 to 1997.

JAMES B. TAYLOR (Born: 1950)—Trustee (since 2018)— Retired since December 2017. Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds. Trustee of SEI Insurance Products Trust from 2018 to 2020. Chief Investment Officer, Georgia Tech Foundation from 2008 to 2017. Chief Investment Officer, Delta Air Lines from 1983 to 2007. Member of the Investment Committee of Institute of Electrical and Electronic Engineers from 1999 to 2004. President, Vice President and Treasurer for Southern Benefits Conference from 1998 to 2000.

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CHRISTINE REYNOLDS (Born: 1958)-Trustee (since 2019)— Retired since December 2016. Trustee of SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds. Trustee of SEI Insurance Products Trust from 2019 to 2020. Executive Vice President at Fidelity Investments from 2014 to 2016. President at Fidelity Pricing and Cash Management Services (“FPCMS”) and Chief Financial Officer of Fidelity Funds from 2008 to 2014. Chief Operating Officer of FPCMS from 2007 to 2008. President, Treasurer at Fidelity Funds from 2004 to 2007. Anti-Money Laundering Officer at Fidelity Funds in 2004. Executive Vice President at Fidelity Funds from 2002 to 2004. Audit Partner at PricewaterhouseCoopers from 1992 to 2002.

THOMAS MELENDEZ (Born 1959)—Trustee (since 2021)— Retired since April 2019. Trustee of SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Adviser Managed Trust and SEI Exchange Traded Funds. Independent Consultant of New Covenant Funds and SEI Catholic Values Trust. Trustee of Boston Children's Hospital, The Partnership Inc. (non-profit organizations) and Brae Burn Country Club. Investment Officer and Institutional Equity Portfolio Manager at MFS Investment Management from 2002 to 2019. Director of Emerging Markets Group, General Manager of Operations in Argentina and Portfolio Manager for Latin America at Schroders Investment Management from 1994 to 2002.

There are currently 28 Funds in the Trust and 97 Funds in the Fund Complex.

Individual Trustee Qualifications.  The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry and the experience he has gained serving as Trustee of the various SEI Trusts since 1989.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry and the experience he has gained serving as Trustee of the various SEI Trusts since 1982.

The Trust has concluded that Ms. Lesavoy should serve as Trustee because of the experience she gained as a Director of several private equity fundraising firms and marketing and selling a wide range of investment products to institutional investors, her experience in and knowledge of the financial services industry and the experience she has gained serving as Trustee of the various SEI Trusts since 2003 and the various SEI Trusts' Governance Chair since 2014.

The Trust has concluded that Mr. Williams should serve as Trustee because of the experience he gained as Chief Investment Officer of a non-profit foundation, the President of an investment management firm, the President of a registered investment company and the Manager of a public company’s pension assets, his experience in and knowledge of the financial services industry and the experience he has gained serving as Trustee of the various SEI Trusts since 2004.

The Trust has concluded that Mr. Harris should serve as Trustee because of the experience he gained as Chief Executive Officer and Director of an investment management firm, the experience he gained serving on the Board of a public company, his experience in and knowledge of the financial services and banking industries and the experience he has gained serving as Trustee of the various SEI Trusts since 2008.

The Trust has concluded that Ms. Cote should serve as Trustee because of her education, knowledge of financial services and investment management, and the experience she has gained as a partner at a major accounting firm, where she served as both the Global Asset Management Assurance Leader and the Americas Director of Asset Management, and other professional experience gained through her prior employment and directorships.

The Trust has concluded that Mr. Taylor should serve as Trustee because of his education, knowledge of financial services and investment management, and the experience he has gained as a Chief Investment Officer at an endowment of a large university, and other professional experience gained through his prior employment and leadership positions.

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The Trust has concluded that Ms. Reynolds should serve as Trustee because of the experience she has gained in her various roles with Fidelity, which she joined in 2002, including Chief Financial Officer of Fidelity Funds, her experience as a partner of a major accounting firm, and her experience in and knowledge of the financial services industry.

The Trust has concluded that Mr. Melendez should serve as Trustee because of the experience he has gained as an executive and portfolio manager of an investment management firm, his experience in and knowledge of the financial services industry, and other professional experience gained through his prior employment and leadership positions.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Fund. Moreover, references to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise or experience and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust’s independent auditor and whether to terminate this relationship; (ii) reviewing the independent auditor’s compensation, the proposed scope and terms of its engagement and the firm’s independence; (iii) pre-approving audit and non-audit services provided by the Trust’s independent auditor to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent auditor and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent auditor’s opinion, any related management letter, management’s responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (vi) reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent auditor that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent auditor and the Trust’s senior internal accounting executive, if any, the independent auditor’s report on the adequacy of the Trust’s internal financial controls; (viii) reviewing, in consultation with the Trust’s independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and (ix) other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust’s compliance program. Messrs. Williams, Harris, Taylor and Melendez and Mmes. Lesavoy, Cote and Reynolds currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the Trust’s most recently completed fiscal year.

•  Governance Committee. The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self assessment of the Board’s operations; (iii) selecting and nominating all persons to serve as independent Trustees and evaluating the qualifications of “interested” (as that term is defined under the 1940 Act) Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the applicable Trust’s offices. Messrs. Williams, Harris, Taylor and Melendez and Mmes. Lesavoy, Cote and Reynolds currently serve as members of the Governance Committee. The Governance Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Governance Committee shall meet at least once each year and shall conduct at least one meeting in person. The Governance Committee met four (4) times during the Trust’s most recently completed fiscal year.

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Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund and shares of funds in the Fund Complex (as described below) as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC.

“Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities and Exchange Act of 1934, as amended (the “1934 Act”). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*
Interested
Mr. Nesher	None	Over $100,000
Mr. Doran	None	Over $100,000
Independent
Ms. Lesavoy	None	Over $100,000
Mr. Williams	None	$50,001-$100,000
Mr. Harris	None	None
Ms. Cote	None	None
Mr. Taylor	None	None
Ms. Reynolds	None	None
Mr. Melendez	None	None

*  Valuation date is December 31, 2022. The Fund Complex currently consists of 97 portfolios of the following trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds.

Board Compensation. The Trust and the Fund Complex paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation		Pension or Retirement Benefits Accrued as Part of Fund Expenses		Estimated Annual Benefits Upon Retirement		Total Compensation From the Trust and Fund Complex*
Interested
Mr. Nesher		$0		$0		$0		$0
Mr. Doran		$0		$0		$0		$0
Independent
Ms. Lesavoy	$	XX	$	XX	$	XX	$	XX
Mr. Williams	$	XX	$	XX	$	XX	$	XX
Mr. Johnson†	$	XX	$	XX	$	XX	$	XX
Mr. Harris	$	XX	$	XX	$	XX	$	XX
Ms. Cote	$	XX	$	XX	$	XX	$	XX
Mr. Taylor	$	XX	$	XX	$	XX	$	XX
Ms. Reynolds	$	XX	$	XX	$	XX	$	XX
Mr. Melendez	$	XX	$	XX	$	XX	$	XX

*  The Fund Complex currently consists of 97 portfolios of the following trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds.

† Mr. Mitchell A. Johnson retired from the Board of Trustees effective December 31, 2022, after having dutifully served on the SEI Funds’ Board since 2007.

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Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for at least the last five years of each of the persons currently serving as officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers, except for Stephen Panner, the Chief Compliance Officer of the Trust, receives compensation from the Trust for his or her services. The Trust’s Chief Compliance Officer serves in the same capacity for the other SEI trusts included in the Fund Complex, and the Trust pays its pro-rata share of the aggregate compensation payable to the Chief Compliance Officer for his services.

Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI or its affiliates act as investment adviser, administrator or distributor.

The officers of the Trust have been elected by the Board. Each officer shall hold office until the election and qualification of his or her successor, or until earlier resignation or removal.

ROBERT A. NESHER (Born: 1946)—President and Chief Executive Officer (since 2005)—See biographical information above under the heading “Interested Trustees.”

TIMOTHY D. BARTO (Born: 1968)—Vice President, Secretary and Chief Legal Officer (since 2002)—Vice President and Secretary of SEI Institutional Transfer Agent, Inc. since 2009. General Counsel and Secretary of SIMC since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.

GLENN R. KURDZIEL (Born: 1974)—Controller and Chief Financial Officer (since 2017)—Controller and Chief Financial Officer of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds since August 2023. Assistant Controller of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Adviser Managed Trust, New Covenant Funds and SEI Catholic Values Trust from 2017 to 2023. Assistant Controller of SEI Exchange Traded Funds from 2022 to 2023. Senior Manager of Funds Accounting of SEI Investments Global Funds Services from 2005 to 2023.

STEPHEN G. MACRAE (Born: 1967)—Vice President (since 2012)—Director of Global Investment Product Management since January 2004. Vice President of SEI Insurance Products Trust from 2013 to 2020.

STEPHEN F. PANNER (Born: 1970)—Chief Compliance Officer (since 2022)—Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, The Advisors' Inner Circle Fund III, Gallery Trust, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Tender Fund and Catholic Responsible Investments Funds since September 2022. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.

KATHERINE MASON (Born: 1979)—Vice President and Assistant Secretary (since 2022)—Consulting Attorney at Hirtle, Callaghan & Co. (investment company) from October 2021 to June 2022. Attorney at Stradley Ronon Stevens & Young, LLP (law firm) from September 2007 to July 2012.

DAVID F. MCCANN (Born: 1976)—Vice President and Assistant Secretary (since 2009)—General Counsel and Secretary of SEI Institutional Transfer Agent, Inc. since 2020. Vice President and Assistant Secretary of SIMC since 2008. Vice President and Assistant Secretary of SEI Insurance Products Trust from 2013 to 2020. Attorney at Drinker Biddle & Reath, LLP (law firm) from May 2005 to October 2008.

DONALD DUNCAN (Born: 1964)—Anti-Money Laundering Compliance Officer and Privacy Officer (since 2023)—Anti-Money Laundering Compliance Officer and Privacy Officer of SEI Daily Income Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds since 2023. Chief Compliance Officer and Global Head of Anti-Money Laundering Strategy of SEI Investments Company since January 2023. Head of Global Anti-Money Laundering Program for Hamilton Lane Advisors, LLC from August 2021 to December 2022. Senior VP and Supervising Principal of Hamilton Lane Securities, LLC from June 2016 to August 2021. Senior Director at AXA-Equitable from June 2011 to May 2016. Senior Director at PRUCO Securities, a subsidiary of Prudential Financial, Inc. October 2005 to December 2009.

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PROXY VOTING POLICIES AND PROCEDURES

The Fund has delegated proxy voting responsibilities to SIMC, subject to the Board’s general oversight. As required by applicable regulations, SIMC must vote proxies in a manner consistent with the best interest of each investment advisory client who delegates voting responsibility to SIMC, which includes the Fund (a “Client”) and must not place its own interests above those of its Clients. SIMC has adopted its own written proxy voting policies, procedures and guidelines that are reasonably designed to meet this purpose (the “Procedures”). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC has elected to retain an independent proxy voting service (the “Service”) to vote proxies with respect to its Clients. The Service votes proxies in accordance with guidelines (the “Proxy Guidelines”) approved by SIMC’s Proxy Voting Committee (the “Proxy Committee”) with certain limited exceptions as outlined below. The Proxy Guidelines set forth the manner in which SIMC will vote, or the manner in which SIMC shall determine how to vote, with respect to matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis and, in most cases, vote the proxies in accordance with the Proxy Guidelines.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Proxy Guidelines. SIMC retains the authority to overrule the Service’s recommendation in certain scenarios (as listed below) and instruct the Service to vote in a manner in variance with the Service’s recommendation:

a.	Requests by Sub-Advisers to Direct Proxy Votes. Sub-Advisers retained by SIMC to manage the Fund may contact SIMC with requests that SIMC direct a proxy vote in a particular solicitation which would differ from the Service’s recommendation.

b.	Recommendations by Engagement Vendor. In addition to retaining the Service, SIMC has also engaged a third party vendor to assist with engagement services (the “Engagement Service”). The Engagement Service strives to help investors manage reputational risk and increase corporate accountability through proactive, professional and constructive engagement. It does so by collaborating with investors, facilitating avenues of active ownership (including direct, constructive dialogue with companies) and assisting with shareholder resolutions and proxy voting decisions. As a result of this process, the Engagement Service will at times provide SIMC with proxy voting recommendations that may conflict with the Proxy Guidelines. Recommendations from the Engagement Service to potentially override the Service's recommendation are expected to be limited to companies with which the Engagement Service is engaged on SIMC's behalf, and limited to proxy matters that bear on the subject of the engagement with that issuer.

In all circumstances identified above, the Proxy Committee shall convene and adhere to the conflicts provisions of the Procedures. For any proposal where the Proxy Committee determines that SIMC does not have a material conflict of interest, the Proxy Committee may overrule the Service’s recommendation if the Proxy Committee reasonably determines that doing so is in the best interest of the Clients. For any proposal where the Proxy Committee determines that SIMC has a material conflict of interest, SIMC must vote in accordance with the Service’s recommendation unless it has first fully disclosed to each Client holding the security at issue the nature of the conflict and obtained each Client’s consent as to how SIMC will vote on the proposal. If the Proxy Committee decides to overrule the Service’s recommendation, the Proxy Committee shall maintain a written record setting forth the basis of its decision.

In some circumstances, SIMC may determine it is in the best interest of its Clients to abstain from voting certain proxies. These include (but are not necessarily limited to) the following circumstances:

a.	Proxy Guidelines do not cover an issue;

b.	The Service does not make a recommendation on the issue;

c.	SIMC determines that the costs of voting exceed the expected benefits to Clients;

d.	The accounts engage in securities lending;

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e.	The vote is subject to “share blocking,” which requires investors who intend to vote to surrender the right to dispose of their shares until after the shareholder meeting, potentially creating liquidity issues; and

f.	The Proxy Committee is unable to convene to determine whether the proposal would be in the Client’s best interests.

With respect to proxies of an affiliated investment company or series thereof, SIMC will vote such proxies in the same proportion as the vote of all other shareholders of the investment company or series thereof (i.e., “echo vote” or “mirror vote”).

With respect to proxies in foreign jurisdictions, certain countries or issuers may require SIMC to have a duly executed power of attorney in place with such country or issuer in order to vote a proxy. The Service may execute, on behalf of SIMC, power of attorney requirements in order to satisfy these requirements. Under circumstances where the issuer, not the jurisdiction, requires an issuer-specific, shareholder-specific or other limited power of attorney in order to vote a proxy, the Service will coordinate with SIMC in order to execute such power of attorney. In these instances, it may not be convenient or practicable to execute a power of attorney in sufficient time to vote proxies in that meeting, and SIMC may abstain from voting.

For each proxy, SIMC maintains all related records as required by applicable law. The Trust is required to file how all proxies were voted with respect to portfolio securities held by the Fund. A Client may obtain, without charge, a copy of SIMC’s Procedures and Proxy Guidelines, or information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456 or on the SEC’s website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund may be purchased in exchange for securities included in the Fund subject to the Administrator’s determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or a loss for federal income tax purposes in making the exchange.

The Administrator will not accept securities for the Fund unless: (1) such securities are appropriate for the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the 1933 Act, or otherwise; (4) such securities are traded on the American Stock Exchange, the New York Stock Exchange (“NYSE”) or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Board; and (5) the securities may be acquired under the investment restrictions applicable to the Fund.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Administrator, SIMC or the Fund's Sub-Advisers, the Distributor and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust’s policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges in connection with the sale of such securities. However, a shareholder will at all times be entitled to aggregate cash redemptions from the Fund of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust’s net assets in cash.

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A gain or loss for federal income tax purposes would be realized by a shareholder subject to taxation upon an in-kind redemption depending upon the shareholder’s basis in the shares of the Fund redeemed.

Fund securities may be traded on foreign markets on days other than a Business Day or the net asset value of the Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern Time. As a consequence, the net asset value of a share of the Fund may not reflect all events that may affect the value of the Fund’s foreign securities unless SIMC or the Fund's Sub-Advisers determines that such events materially affect net asset value in which case net asset value will be determined by consideration of other factors.

Certain shareholders in the Fund may obtain asset allocation services from SIMC and other financial intermediaries with respect to their investments in the Fund. If a sufficient amount of the Fund’s assets are subject to such asset allocation services, the Fund may incur higher transaction costs and a higher portfolio turnover rate than would otherwise be anticipated as a result of redemptions and purchases of Fund shares pursuant to such services. Further, to the extent that SIMC is providing asset allocation services and providing investment advice to the Fund, it may face conflicts of interest in fulfilling its responsibilities because of the possible differences between the interests of its asset allocation clients and the interest of the Fund.

[TAXES]

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Fund and its shareholders that is intended to supplement the discussion contained in the Fund’s prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund’s prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company. The Fund has elected and intends to qualify to be treated as a RIC under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Fund that qualifies as a RIC will generally not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the Code, the Fund must distribute annually to its shareholders at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any (the “Distribution Requirement”) and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the “Qualifying Income Test”); and (ii) at the close of each quarter of the Fund’s taxable year: (A) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

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Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. The Fund is treated as a separate corporation for federal income tax purposes. The Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If the Fund fails to satisfy the Qualifying Income or Asset Tests in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, the Fund will be subject to federal income tax at the regular corporate rate (currently 21%) without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The treatment of capital loss carryovers for the Fund is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. In addition, the carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Federal Excise Tax. Notwithstanding the Distribution Requirement described above, which generally requires the Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income (but does not require any minimum distribution of net capital gain), the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of the calendar year at least 98% of its ordinary income and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of such year (including any retained amount from the prior calendar year on which the Fund paid no federal income tax). The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

Distributions to Shareholders. The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

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Distributions by the Fund will be eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities they hold and the Fund reports the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund’s assets before it calculates the net asset value) with respect to such dividend, (ii) the Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in the Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that the Fund receives from an ETF, an underlying fund taxable as a RIC or from a REIT will be treated as qualified dividend income only to the extent so reported by such ETF, underlying fund or REIT. The Fund’s investment strategies may limit its ability to make distributions eligible for the reduced tax rates applicable to qualified dividend income.

Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund’s net capital gains will be taxable as long-term capital gains for individual shareholders currently set at a maximum rate of 20% regardless of how long you have held your shares in the Fund. Distributions from capital gains are generally made after applying any available capital loss carryforwards.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. The Fund’s investment strategies will significantly limit its ability to distribute dividends eligible for the dividends received deduction for corporations.

A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in the Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by the Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the IRS.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If the Fund’s distributions exceed its current and accumulated earnings and profits for the taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

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A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions. This is known as “buying a dividend” and should be avoided by taxable investors.

The Fund (or its administrative agents) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may report and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

Sales, Exchanges or Redemptions. Sales and redemptions of Fund shares may be taxable transactions for federal and state income tax purposes. Any gain or loss recognized on a sale, exchange, or redemption of shares of the Fund by a shareholder who holds Fund shares as a capital asset will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution or disallowed to the extent of the exempt interest dividend. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

The Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information for Fund shares. In addition to the requirement to report the gross proceeds from the sale of Fund shares, the Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit its shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, the Fund will use a default cost basis method which has been separately communicated to you. The cost basis method elected by shareholders (or the cost basis method applied by default) for each sale of the Fund’s shares may not be changed after the settlement date of each such sale of the Fund’s shares. If your shares are held in a brokerage account, your broker may use a different method and you should contact your broker to determine which method it will use. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Net Investment Income Tax. U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including any capital gains realized on the sale or exchange of shares of the Fund).

Tax Treatment of Complex Securities. The Fund may invest in complex securities. These investments may be subject to numerous special and complex provisions of the Code that, among other things, may affect the Fund’s ability to qualify as RICs, affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of their foreign securities. These rules could affect the amount, timing or character of the income distributed to shareholders.

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Certain derivative investment by the Fund, such as ETPs and OTC derivatives may not produce qualifying income for purposes of the “Qualifying Income Test” described above, which must be met in order for the Fund to maintain its status as a RIC under the Code. In addition, the determination of the value and the identity of the issuer of such derivative investments are often unclear for purposes of the “Asset Test” described above. The Fund intends to carefully monitor such investments to ensure that any non-qualifying income does not exceed permissible limits and to ensure that they are adequately diversified under the Asset Test. The Fund, however, may not be able to accurately predict the non-qualifying income from these investments and there are no assurances that the IRS will agree with the Fund’s determination of the “Asset Test” with respect to such derivatives.

The Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts subject to section 1256 of the Code (“Section 1256 Contracts”) as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Fund to mark-to-market certain types of positions in its portfolios (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, the Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so.

With respect to investments in STRIPS, Treasury Receipts, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund intends to distribute all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

The Fund may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be original interest discount, which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increase thereto, until maturity. As noted above, if the Fund invests in such securities it may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate any possible taxation at the Fund level.

In general, for purposes of the Qualifying Income Test described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and (iii) that, in general, derives less than 90% of its income from the qualifying income described in the Qualifying Income Test) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

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The Fund may invest in certain MLPs which may be treated as “qualified publicly traded partnerships.” Income from qualified publicly traded partnerships is qualifying income for purposes of the Qualifying Income Test, but the Fund’s investment in one or more of such “qualified publicly traded partnerships” is limited under the Asset Test to no more than 25% of the value of the Fund’s assets. The Fund will monitor its investments in such qualified publicly traded partnerships in order to ensure compliance with the Qualifying Income and Asset Tests. MLPs and other partnerships that the Fund may invest in will deliver Schedules K-1 to the Fund to report its share of income, gains, losses, deductions and credits of the MLP or other partnership. These Schedules K-1 may be delayed and may not be received until after the time that the Fund issues its tax reporting statements. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues you your tax reporting statement.

“Qualified publicly traded partnership income” within the meaning of Section 199A(e)(5) of the Code is eligible for a 20% deduction by non-corporate taxpayers. Qualified publicly traded partnership income is generally income of a “publicly traded partnership” that is not treated as a corporation for U.S. federal income tax purposes that is effectively connected with such entity’s trade or business, but does not include certain investment income. A “publicly traded partnership” for purposes of this deduction is not necessarily the same as a “qualified publicly traded partnership” as defined for the purpose of the immediately preceding paragraphs. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The Code does not contain a provision permitting a RIC, such as the Fund, to pass the special character of this income through to its shareholders. Currently, direct investors in entities that generate “qualified publicly traded partnership income” will enjoy the lower rate, but investors in RICs that invest in such entities will not. It is uncertain whether future technical corrections or administrative guidance will address this issue to enable the Fund to pass through the special character of “qualified publicly traded partnership income” to shareholders.

The Fund may invest in U.S. REITs. Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to the Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to the Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by the Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and which the Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

REITs in which the Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund (or its administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

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If the Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs”, the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the Distribution Requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. The Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. Amounts included in income each year by the Fund arising from a QEF election will be “qualifying income” under the Qualifying Income Test (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.

Certain Foreign Currency Tax Issues. The Fund’s transactions in foreign currencies and forward foreign currency contracts will generally be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirements and for avoiding the excise tax described above. The Fund intends to monitor its transactions, intend to make the appropriate tax elections, and intend to make the appropriate entries in its books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes. Accordingly, the Fund may be required to liquidate its investments at a time when the Adviser might not otherwise have chosen to do so.

Foreign Taxes. Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s stock or securities. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to and intends to file an election with the IRS that may enable shareholders, in effect to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If the Fund makes the election, such Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. If the Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by the Fund.

A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, which may result in a shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

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Foreign tax credits, if any, received by the Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund of funds” under the Code. If the Fund is a “qualified fund of funds” it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. The Fund will be treated as a “qualified fund of funds” under the Code if at least 50% of the value of the Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs.

Under certain circumstances, if the Fund receives a refund of foreign taxes paid in respect of a prior year, the value of Fund shares could be affected or any foreign tax credits or deductions passed through to shareholders in respect of the Fund’s foreign taxes for the current year could be reduced.

In general, for purposes of the Qualifying Income Test described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and (iii) that, in general, derives less than 90% of its income from the qualifying income described in the Qualifying Income Test) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

The Fund may invest in certain MLPs which may be treated as “qualified publicly traded partnerships.” Income from qualified publicly traded partnerships is qualifying income for purposes of the Qualifying Income Test, but the Fund’s investment in one or more of such “qualified publicly traded partnerships” is limited under the Asset Test to no more than 25% of the value of the Fund’s assets. The Fund will monitor its investments in such qualified publicly traded partnerships in order to ensure compliance with the Qualifying Income and Asset Tests. MLPs and other partnerships that the Fund may invest in will deliver Schedules K-1 to the Fund to report its share of income, gains, losses, deductions and credits of the MLP or other partnership. These Schedules K-1 may be delayed and may not be received until after the time that the Fund issues its tax reporting statements. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues you your tax reporting statement.

“Qualified publicly traded partnership income” within the meaning of Section 199A(e)(5) of the Code is eligible for a 20% deduction by non-corporate taxpayers. Qualified publicly traded partnership income is generally income of a “publicly traded partnership” that is not treated as a corporation for U.S. federal income tax purposes that is effectively connected with such entity’s trade or business, but does not include certain investment income. A “publicly traded partnership” for purposes of this deduction is not necessarily the same as a “qualified publicly traded partnership” as defined for the purpose of the immediately preceding paragraphs. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The Code does not contain a provision permitting a RIC, such as the Fund, to pass the special character of this income through to its shareholders. Currently, direct investors in entities that generate “qualified publicly traded partnership income” will enjoy the lower rate, but investors in RICs that invest in such entities will not. It is uncertain whether future technical corrections or administrative guidance will address this issue to enable the Fund to pass through the special character of “qualified publicly traded partnership income” to shareholders.

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Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under the Code, tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Fund generally serve to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example: (i) the Fund invests in residual interests of REMICs, (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

The Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Fund.

Backup Withholding. The Fund will be required in certain cases to withhold at a rate of 24% and remit to the U.S. Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien).

Non-U.S. Investors. Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. This 30% withholding tax generally will not apply to exempt-interest dividends, distributions of the excess of net long-term capital gains over net short-term capital losses, or to redemption proceeds. The Fund may also, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by the Fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

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A non-U.S. entity that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Fund should consult their tax advisors in this regard.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax

State Taxes. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that the Fund will not be liable for any corporate excise, income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Ginnie Mae or Fannie Mae securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

PORTFOLIO TRANSACTIONS

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark-up or reflect a dealer’s mark-down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Brokerage Selection. The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, SIMC and the Fund's Sub-Advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust’s policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved. While SIMC and the Sub-Advisers generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, SIMC or a Sub-Adviser, as applicable, may select a broker based upon brokerage or research services provided to SIMC or a Sub-Adviser. SIMC or a Sub-Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

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Section 28(e) of the 1934 Act (“Section 28(e)”) permits SIMC or a Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). In the case of research services, SIMC and the Sub-Advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund. In addition to agency transactions, SIMC or a Sub-Adviser may receive brokerage and research services in connection with certain riskless principal transactions, as defined by Financial Industry Regulatory Authority Rules (“FINRA”) and in accordance with applicable SEC guidance.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which SIMC or a Sub-Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. SIMC or a Sub-Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by SIMC or a Sub-Adviser will be in addition to and not in lieu of the services required to be performed by SIMC or a Sub-Adviser under their Investment Advisory Agreements. Any advisory or other fees paid to SIMC or a Sub-Adviser are not reduced as a result of the receipt of research services.

In some cases SIMC or a Sub-Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, SIMC or a Sub-Adviser, as applicable, makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while SIMC or a Sub-Adviser will use their own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, SIMC and the Sub-Advisers face a potential conflict of interest, but SIMC and the Sub-Advisers believe that their respective allocation procedures are reasonably designed to ensure that they appropriately allocate the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide SIMC or a Sub-Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The research services received from a broker-dealer may be complicated by MiFID II, which places restrictions on the receipt of research services by EU authorized investment firms and certain affiliated US asset managers.

SIMC also from time to time executes trades with the Distributor, acting as introducing broker, in connection with the transition of the securities and other assets included in the Fund’s portfolio when there is a change in Sub-Advisers in the Fund or a reallocation of assets among the Fund’s Sub-Advisers. An unaffiliated third-party broker selected by SIMC or the relevant Sub-Adviser provides execution and clearing services with respect to such trades, and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Trust’s policy to achieve best net results, and must comply with the Trust’s procedures regarding the execution of Fund transactions through affiliated brokers. The Fund does not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

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For the fiscal years ended September 30, 2021, 2022 and 2023, the Fund paid the following brokerage fees:

	Total $ Amount of Brokerage Commissions Paid (000)				Total $ Amount of Brokerage Commissions Paid to Affiliated Brokers (000)				% of Total Brokerage Commissions Paid to Affiliated Brokers		% of Total Brokerage Transactions Effected Through Affiliated Brokers
Fund	2021	2022	2023		2021	2022	2023		2023		2023
Large Cap Growth Fund	$84	$106	$	XX	$—	$—	$	XX	XX	%	XX	%

Brokerage with Fund Affiliates. It is expected that the Fund may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act and rules, or any orders of the SEC. These provisions require that commissions paid to the Distributor by the Trust for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” In addition, the Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with payment of certain of the Fund’s expenses by such broker-dealers. The Trustees, including those who are not “interested persons” of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations or any orders of the SEC.

The portfolio turnover rate for the Fund for the fiscal years ending September 30, 2022 and 2023 was as follows:

	Turnover Rate
Fund	2022	2023
Large Cap Growth Fund	61%	XX	%

The Trust is required to identify any securities of its “regular brokers or dealers” (as such term is defined in the 1940 Act) that the Trust has acquired during its most recent fiscal year. As of September 30, 2023, the Trust held the following securities:

Fund	Name of Issuer	Type of Security		Amount (000)
Large Cap Growth Fund	XX	XX	$	XX

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings (the Portfolio Holdings Website). The Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy seeks to ensure that the disclosure of information regarding the Fund’s portfolio securities is in the best interests of Fund shareholders, and includes procedures to address conflicts of interest.

Except as set forth below, five calendar days after each month end, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

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Portfolio holdings information may be provided to independent third-party fund reporting services (e.g., Broadridge Lipper or Morningstar) for a legitimate business purpose, but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust’s officers and that provides that the reporting service will keep the information confidential and will not trade on the information.

Portfolio holdings information may also be provided at any time and as frequently as daily to the Fund’s Trustees, SIMC, the Sub-Advisers, the Distributor, the Administrator and certain other service providers, as well as additional contractors and vendors that may include, but are not limited to: the custodian and sub-custodian, the transfer agent, attorneys, independent auditors, securities lending agents, tax filing and reclamation vendors, class-action monitoring and filing vendors, printing and filing vendors, proxy vendors and providers of portfolio monitoring and analytical tools. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by a confidentiality agreement, the provisions of the service provider’s contract with the Trust, or by the nature of its relationship with the Trust, and such service providers will be prohibited from trading on the information.

Portfolio holdings of the Fund may also be provided to a prospective service provider for the Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. Additionally, a Sub-Adviser may provide portfolio holdings information to third-party service providers in connection with its duties as a Sub-Adviser, provided that the Sub-Adviser is responsible for such third-party's confidential treatment of such data. The Sub-Adviser is also obligated, pursuant to its fiduciary duty to the relevant Fund, to ensure that any third-party service provider will keep the information confidential and has a duty not to trade on any portfolio holdings information it receives other than subject to the Sub-Adviser's instruction.

The Board exercises on-going oversight of the disclosure of Fund portfolio holdings by overseeing the implementation of the Fund’s policies and procedures by the Chief Compliance Officer.

Neither the Fund, SIMC, nor any other service provider to the Fund may receive compensation or other consideration for providing portfolio holdings information.

The Trust files a complete schedule of the Fund's investments within 60 days after the end of the Fund's first and third fiscal quarter pursuant to Form N-PORT and/or as part of the Fund’s annual or semi-annual shareholder report.

DESCRIPTION OF SHARES

The Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares of the Fund, each of which represents an equal proportionate interest in the Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Agreement and Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of portfolios. Share certificates representing the shares will not be issued.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law, without the approval of shareholders of any series.

LIMITATION OF TRUSTEES’ LIABILITY

The Agreement and Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Agreement and Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Agreement and Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

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CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, SIMC, the Fund's Sub-Advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons at most Sub-Advisers are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Fund, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Access persons at certain Sub-Advisers may be prohibited from engaging in personal securities transactions entirely. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. Shareholders of the Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Prospectuses for the Fund or SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the affected Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the affected Fund’s outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust’s Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Agreement and Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of XX, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Fund. Persons who owned of record or beneficially more than 25% of the Fund’s outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency, or custodial customers.

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Name and Address	Number of Shares	Percent of Fund/Class

Large Cap Growth Fund-Class F Shares
XX	XX	XX	%
Large Cap Growth Fund-Class I Shares
XX	XX	XX	%
XX	XX	XX	%
XX	XX	XX	%
Large Cap Growth Fund-Class Y Shares
XX	XX	XX	%
XX	XX	XX	%

MASTER/FEEDER OPTION

The Fund may, in the future, seek to achieve its investment objectives by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by SIMC in substantially the same manner as the Fund. The initial shareholder(s) of the Fund voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Fund. However, shareholders of the Fund will be given 30 days’ prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

CUSTODIAN

U.S. Bank National Association (“U.S. Bank”), located at 425 Walnut Street, Cincinnati, Ohio 45202, acts as wire agent and custodian for the assets of the Large Cap Growth Fund. U.S. Bank holds cash, securities and other assets of the Fund for which they act as custodian as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as the Trust’s independent registered public accounting firm.

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LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 2222 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

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APPENDIX A

DESCRIPTION OF RATINGS

Description of Ratings

The following descriptions of securities ratings have been published by Moody’s Investors Services, Inc. (“Moody’s”), S&P Global Ratings (“S&P”), and Fitch Ratings (“Fitch”), respectively.

Description of Moody’s Global Ratings

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Description of Moody’s Global Long-Term Ratings

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

1

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody’s Global Short-Term Ratings

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s U.S. Municipal Short-Term Obligation Ratings

The Municipal Investment Grade (“MIG”) scale is used to rate U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, the MIG scale is used to rate bond anticipation notes with maturities of up to five years.

Moody’s U.S. municipal short-term obligation ratings are as follows:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

2

Description of Moody’s Demand Obligation Ratings

In the case of variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the Variable Municipal Investment Grade (“VMIG”) scale. VMIG ratings with liquidity support use as an input the short-term counterparty risk assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade. For VRDOs, Moody’s typically assigns a VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years, but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

Moody’s demand obligation ratings are as follows:

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.

Description of S&P’s Issue Credit Ratings

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings S&P assigns to certain instruments may diverge from these guidelines based on market practices. Medium-term notes are assigned long-term ratings.

3

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

• The likelihood of payment--the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

• The nature and provisions of the financial obligation, and the promise S&P imputes; and

• The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

NR indicates that a rating has not been assigned or is no longer assigned.

Description of S&P’s Long-Term Issue Credit Ratings*

AAA An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

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CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

* Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Description of S&P’s Short-Term Issue Credit Ratings

A-1 A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2 A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3 A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

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Description of S&P’s Municipal Short-Term Note Ratings

An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

• Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

• Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P’s municipal short-term note ratings are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

D ‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Description of Fitch’s Credit Ratings

Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings relating to securities and obligations of an issuer can include a recovery expectation. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

Fitch’s credit rating scale for issuers and issues is expressed using the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade) with an additional +/- for AA through CCC levels indicating relative differences of probability of default or recovery for issues. The terms “investment grade” and “speculative grade” are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative categories signal either a higher level of credit risk or that a default has already occurred.

Fitch may also disclose issues relating to a rated issuer that are not and have not been rated. Such issues are also denoted as ‘NR’ on its web page.

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Fitch’s credit ratings do not directly address any risk other than credit risk. Credit ratings do not deal with the risk of market value loss due to changes in interest rates, liquidity and/or other market considerations. However, market risk may be considered to the extent that it influences the ability of an issuer to pay or refinance a financial commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of payments linked to performance of an index).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation).

Description of Fitch’s Long-Term Corporate Finance Obligations Ratings

AAA Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C Exceptionally high levels of credit risk. ‘C’ ratings indicate exceptionally high levels of credit risk.

Ratings in the categories of ‘CCC’, ‘CC’ and ‘C’ can also relate to obligations or issuers that are in default. In this case, the rating does not opine on default risk but reflects the recovery expectation only.

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘CCC’ to ‘C’ rating categories, depending on their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

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Description of Fitch’s Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention (a long-term rating can also be used to rate an issue with short maturity). Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

Fitch’s short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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PART C. OTHER INFORMATION

Item 28. Exhibits:

(a)  Registrant's Amended and Restated Agreement and Declaration of Trust, dated March 30, 2016

(b)  Amended and Restated By-Laws, dated September 13, 2011

(c)  Not Applicable.

(d)(1)  Investment Advisory Agreement, dated December 16, 1994, between the Trust and SEI Investments Management Corporation ("SIMC")

(d)(2) Form of Amended Schedule B, as last revised [●], 2023, to the Investment Advisory Agreement, dated December 16, 1994, between the Trust and SIMC

(d)(3)  Amended Schedule D, as last revised February 22, 2018, to the Investment Advisory Agreement, dated December 16, 1994, between the Trust and SIMC

(d)(4)  Investment Sub-Advisory Agreement, dated July 13, 2006, between SIMC and Acadian Asset Management LLC (f/k/a Acadian Asset Management Inc.) with respect to the Global Managed Volatility Fund

(d)(5)  Amendment, dated June 30, 2016, and amended Schedules A and B, as last revised June 30, 2016, to the Investment Sub-Advisory Agreement, dated July 13, 2006, between SIMC and Acadian Asset Management LLC with respect to the Global Managed Volatility and Tax-Managed International Managed Volatility Funds

(d)(6)  Investment Sub-Advisory Agreement, dated November 13, 2019, between SIMC and AllianceBernstein L.P. with respect to the Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds

(d)(7)  Investment Sub-Advisory Agreement, dated November 1, 2021, between SIMC and Allspring Global Investments LLC (f/k/a Wells Capital Management Incorporated) with respect to the Core Fixed Income, Global Managed Volatility and U.S. Managed Volatility Funds

(d)(8)  Investment Sub-Advisory Agreement, dated November 1, 2021, between SIMC and Allspring Global Investments LLC (f/k/a Wells Capital Management Incorporated) with respect to the Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds

(d)(9)  Investment Sub-Advisory Agreement, dated July 8, 2009, between SIMC and AQR Capital Management, LLC

(d)(10)  Amendment, dated June 28, 2011, to the Investment Sub-Advisory Agreement, dated July 8, 2009, between SIMC and AQR Capital Management, LLC

(d)(11) Amended Schedules A and B, as last revised September 14, 2018, to the Investment Sub-Advisory Agreement, dated July 8, 2009, between SIMC and AQR Capital Management, LLC with respect to the Multi-Asset Accumulation Fund

(d)(12) Investment Sub-Advisory Agreement, dated December 9, 2021, between SIMC and Ares Capital Management II LLC with respect to the High Yield Bond Fund

(d)(13) Amended and Restated Investment Sub-Advisory Agreement, dated January 11, 2016, between SIMC and ArrowMark Colorado Holdings, LLC with respect to the Small Cap Growth Fund

(d)(14) Investment Sub-Advisory Agreement, dated February 1, 2019, between SIMC and Benefit Street Partners L.L.C. with respect to the High Yield Bond Fund

(d)(15) Investment Sub-Advisory Agreement, dated March 31, 2016, between SIMC and BlackRock Advisors, LLC with respect to the Conservative Income and Tax-Free Conservative Income Funds

(d)(16) Investment Sub-Advisory Agreement, dated July, 31 2020, between SIMC and Brandywine Global Investment Management, LLC with respect to the Large Cap, Large Cap Value and Tax-Managed Large Cap Funds

(d)(17) Investment Sub-Advisory Agreement, dated March 31, 2009, between SIMC and Brigade Capital Management, LP with respect to the High Yield Bond Fund

(d)(18) Amendment, dated December 7, 2016, and Amended Schedules A and B, as last revised December 7, 2016, to the Investment Sub-Advisory Agreement, dated March 31, 2009, between SIMC and Brigade Capital Management, LP with respect to the High Yield Bond and Multi-Strategy Alternative Funds

(d)(19) Investment Sub-Advisory Agreement, dated January 12, 2016, between SIMC and Cardinal Capital Management, L.L.C. with respect to the Small Cap Value and Tax-Managed Small/Mid Cap Funds

(d)(20) Investment Sub-Advisory Agreement, dated December 5, 2017, between SIMC and CenterSquare Investment Management LLC with respect to the Real Estate Fund

(d)(21) Investment Sub-Advisory Agreement, dated March 28, 2018, between SIMC and Ceredex Value Advisors LLC with respect to the Large Cap Fund

(d)(22) Investment Sub-Advisory Agreement, dated June 23, 2015, between SIMC and Coho Partners, Ltd. with respect to the Tax-Managed Large Cap and Large Cap Funds

(d)(23) Amended Schedules A and B, as last revised December 5, 2018, to the Investment Sub-Advisory Agreement, dated June 23, 2015, between SIMC and Coho Partners, Ltd. with respect to the Large Cap and Tax-Managed Large Cap Funds

(d)(24) Investment Sub-Advisory Agreement, dated December 4, 2018, between SIMC and Copeland Capital Management, LLC with respect to the Small Cap Fund

(d)(25) Amended Schedule B, dated October 1, 2023, to the Investment Sub-Advisory Agreement, dated December 4, 2018, between SIMC and Copeland Capital Management, LLC with respect to the Small Cap Fund (filed herewith)

(d)(26) Investment Sub-Advisory Agreement, dated May 31, 2021, between SIMC and Cullen Capital Management with respect to the Tax-Managed Large Cap and Large Cap Value Funds

(d)(27) Form of Investment Sub-Advisory Agreement, dated [●], 2023, between SIMC and Dynamic Beta Investments LLC

(d)(28) Amended and Restated Investment Sub-Advisory Agreement, dated January 11, 2016, between SIMC and EAM Investors LLC with respect to the Small Cap and Small Cap Growth Funds

(d)(29) Amended Schedule B, dated October 1, 2023, to the Investment Sub-Advisory Agreement, dated January 11, 2016, between SIMC and EAM Investors LLC with respect to the Small Cap and Small Cap Growth Funds (filed herewith)

(d)(30) Investment Sub-Advisory Agreement, dated July 1, 2021, between SIMC and Easterly Investment Partners LLC with respect to the Tax-Managed Small/Mid Cap Fund, Small Cap Fund, Small Cap Value Fund

(d)(31) Investment Sub-Advisory Agreement, dated August 7, 2021, between SIMC and Franklin Advisers, Inc., Inc. with respect to the Multi-Asset Inflation Managed Fund

(d)(32) Investment Sub-Advisory Agreement, dated December 5, 2018, between SIMC and Fred Alger Management, LLC (f/k/a Fred Alger Management, Inc.) with respect to the Large Cap and Large Cap Growth Funds

(d)(33) Investment Sub-Advisory Agreement, dated March 25, 2020, between SIMC and Global Credit Advisers, LLC with respect to the Multi-Strategy Alternative Fund

(d)(34) Investment Sub-Advisory Agreement, dated January 11, 2016, between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Multi-Asset Income Fund

(d)(35) Investment Sub-Advisory Agreement, dated December 4, 2018, between SIMC and Hillsdale Investment Management Inc. with respect to the Tax-Managed Small/Mid Cap Fund

(d)(36) Amended Schedules A and B, dated March 25, 2020 to the Investment Sub-Advisory agreement, dated December 4, 2018 between SIMC and Hillsdale Investment Management Inc. with respect to the Tax-Managed Small/Mid Cap Fund

(d)(37) Investment Sub-Advisory Agreement, dated April 10, 2018, between SIMC and Janus Henderson Investors US LLC (f/k/a Janus Capital Management LLC) with respect to the Multi-Asset Capital Stability Fund

(d)(38) Investment Sub-Advisory Agreement, dated July 1, 2020, between SIMC and Jackson Creek Investment Advisors LLC with respect to the Small Growth Fund

(d)(39) Investment Sub-Advisory Agreement, dated April 10, 2018, between SIMC and Janus Henderson Investors US LLC with respect to the Multi-Asset Capital Stability Fund

(d)(40) Investment Sub-Advisory Agreement, dated April 1, 2010, between SIMC and Jennison Associates LLC with respect to the Core Fixed Income Fund

(d)(41) Amended Schedules A and B, dated November 13, 2020 to the Investment Sub-Advisory Agreement, dated April 1, 2010, between SIMC and Jennison Associates LLC with respect to the Core Fixed Income Fund

(d)(42) Investment Sub-Advisory Agreement, dated October 3, 2005, between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond Fund

(d)(43) Amendment, dated January 25, 2012, to the Investment Sub-Advisory Agreement, dated October 3, 2005, between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond Fund

(d)(44) Amended Schedules A and B, dated June 25, 2014, to the Investment Sub-Advisory Agreement, dated October 3, 2005, as amended January 25, 2012, between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond Fund

(d)(45) Investment Sub-Advisory Agreement, dated April 19, 2016, between SIMC and Kettle Hill Capital Management, LLC with respect to the Multi-Strategy Alternative Fund

(d)(46) Amended Schedule B, as last revised September 13, 2017, to the Investment Sub-Advisory Agreement, dated April 19, 2016, between SIMC and Kettle Hill Capital Management, LLC with respect to the Multi-Strategy Alternative Fund

(d)(47) Investment Sub-Advisory Agreement, dated March 1, 2022, between SIMC and Leeward Investments, LLC with respect to the Small Cap and Mid-Cap Funds

(d)(48) Investment Sub-Advisory Agreement, dated March 25, 2020, between SIMC and Los Angeles Capital Management LLC with respect to the Small Cap Fund

(d)(49) Amended Schedules A and B, dated June 23, 2021 to the Investment Sub-Advisory agreement, dated March 25, 2020 between SIMC and Los Angeles Capital Management LLC with respect to the Small Cap Fund and Mid-Cap Funds

(d)(50) Investment Sub-Advisory Agreement, dated March 31, 1995, between SIMC and LSV Asset Management with respect to the Large Cap Value Fund

d)(51) Amendment, dated July 1, 2003, to the Investment Sub-Advisory Agreement, dated March 31, 1995, between SIMC and LSV Asset Management with respect to the Large Cap Value and Small Cap Value Funds

(d)(52) Amended Schedule C, dated July 2003, to the Investment Sub-Advisory Agreement, dated March 31, 1995, as amended July 1, 2003, between SIMC and LSV Asset Management with respect to the Large Cap Value and Small Cap Value Funds

(d)(53) Investment Sub-Advisory Agreement, dated August 3, 2001, between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap Fund

(d)(54) Amendment, dated July 1, 2003, to the Investment Sub-Advisory Agreement, dated August 3, 2001, between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap Fund

(d)(55) Amended Schedule A, as last revised September 25, 2009, to the Investment Sub-Advisory Agreement, dated August 3, 2001, as amended July 1, 2003, between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap and Large Cap Funds

(d)(56) Investment Sub-Advisory Agreement, dated November 30, 2010, between SIMC and LSV Asset Management with respect to the U.S. Managed Volatility and Tax- Managed Managed Volatility Funds

(d)(57) Amended Schedule A, as last revised June 30, 2016, to the Investment Sub-Advisory Agreement, dated November 30, 2010, between SIMC and LSV Asset Management with respect to the U.S. Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds

(d)(58) Amended Schedule B, as last revised April 2, 2018, to the Investment Sub-Advisory Agreement, dated November 30, 2010, between SIMC and LSV Asset Management, with respect to the U.S. Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds

(d)(59) Investment Sub-Advisory Agreement, dated June 14, 2023, between SIMC and Mackenzie Investments Corporation with respect to the Large Cap Growth Fund (filed herewith)

(d)(60) Investment Sub-Advisory Agreement, dated December 4, 2018, between SIMC and Martingale Asset Management, LP with respect to the Tax-Managed Small/Mid Cap Fund

(d)(61) Investment Sub-Advisory Agreement, dated June 26, 2018 , between SIMC and Mar Vista Investment Partners, LLC with respect to the Large Cap and Tax-Managed Large Cap Funds

(d)(62) Investment Sub-Advisory Agreement, dated June 26, 2018 between SIMC and MetLife Investment Management, LLC (f/k/a Logan Circle Partners, L.P.) with respect to the Core Fixed Income Fund

(d)(63) Amendment, dated September 11, 2019, to the Investment Sub-Advisory Agreement, dated June 26, 2018, between SIMC and MetLife Investment Management, LLC with respect to the Core Fixed Income Fund

(d)(64) Investment Sub-Advisory Agreement, dated February 6, 2013, between SIMC and Metropolitan West Asset Management, LLC with respect to the Core Fixed Income Fund

(d)(65) Investment Sub-Advisory Agreement, dated September 15, 2015, between SIMC and Mountaineer Partners Management, LLC with respect to the Multi-Strategy Alternative Fund

(d)(66) Investment Sub-Advisory Agreement, dated December 11, 2013, between SIMC and PanAgora Asset Management, Inc. with respect to the Multi-Asset Accumulation Fund

(d)(67) Amended Schedules A and B, as last revised March 29, 2017, to the Investment Sub-Advisory Agreement, dated December 11, 2013, between SIMC and PanAgora Asset Management, Inc. with respect to the Multi-Asset Accumulation Fund

(d)(68) Amended Schedule B, as last revised January 20, 2022, to the Investment Sub-Advisory Agreement, dated December 11, 2013, between SIMC and PanAgora Asset Management, Inc. with respect to the Multi-Asset Accumulation Fund

(d)(69) Investment Sub-Advisory Agreement, dated March 1, 2021, between SIMC and Parametric Portfolio Associates LLC with respect to the Large Cap, Large Cap Value, Large Cap Growth, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Large Cap, Tax-Managed Small/Mid Cap, Tax-Managed Managed Volatility, Tax-Managed International Managed Volatility Funds

(d)(70) Investment Sub-Advisory Agreement, dated September 8, 2022, between SIMC and PineStone Asset Management Inc. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds

(d)(71) Amended Schedules A and B, as last revised December 6, 2017, to the Investment Sub-Advisory Agreement, dated December 6, 2016, between SIMC and Rice Hall James & Associates, LLC with respect to the Tax-Managed Small/Mid Cap Fund

(d)(72) Investment Sub-Advisory Agreement, dated July 6, 2007, between SIMC and SSGA Funds Management, Inc. with respect to the S&P 500 Index Fund

(d)(73) Amendment, dated September 15, 2014, and amended Schedules A and B, as revised September 15, 2014, to the Investment Sub-Advisory Agreement, dated July 6, 2007, between SIMC and SSGA Funds Management, Inc. with respect to the S&P 500 Index

(d)(74) Amendment, dated June 23, 2015, to the Investment Sub-Advisory Agreement, dated July 6, 2007, between SIMC and SSGA Funds Management, Inc. with respect to the S&P 500 Index and Dynamic Asset Allocation Funds

(d)(75) Amended Schedule A, as last revised September 11, 2017, to the Investment Sub-Advisory Agreement, dated July 6, 2007, between SIMC and SSGA Funds Management, Inc. with respect to the S&P 500 Index, Dynamic Asset Allocation and Large Cap Index Funds

(d)(76) Amended Schedule B, as last March 13, 2023, to the Investment Sub-Advisory Agreement, dated July 6, 2007, between SIMC and SSGA Funds Management, Inc. with respect to the S&P 500 Index, Dynamic Asset Allocation and Large Cap Index Funds

(d)(77) Investment Sub-Advisory Agreement, dated April 11, 2018, between SIMC and T. Rowe Price Associates, Inc. with respect to the High Yield Bond Fund

(d)(78) Amended Schedule B, as last revised October 20, 2021, to the Investment Sub-Advisory Agreement, dated April 11, 2018, between SIMC and T. Rowe Price Associates Inc. with respect to the High Yield Bond Fund

(d)(79) Investment Sub-Advisory Delegation Agreement, dated December 9, 2021, between SIMC, T. Rowe Price Associates Inc. and T. Rowe Price Investment Management with respect to the High Yield Bond Fund

(d)(80) Investment Sub-Advisory Agreement, dated July 31, 2020, between SIMC and Western Asset Management Company, LLC with respect to the Core Fixed Income and Multi-Asset Income Funds

(d)(81) Amended Schedule B, dated October 27, 2022, to the Investment Sub-Advisory Agreement, dated July 31, 2020, between SIMC and Western Asset Management Company, LLC, with respect to the Core Fixed Income and Multi-Asset Income Funds

(d)(82) Investment Sub-Advisory Agreement, dated July 31, 2020 between SIMC and Western Asset Management Company Limited with respect to the Core Fixed Income and Multi-Asset Income Funds

(e)(1)  Amended and Restated Distribution Agreement, dated September 16, 2002, between the Trust and SEI Investments Distribution Co. ("SIDCo.")

(e)(2) Form of Amended Schedule A, as last revised [●], 2023, to the Amended and Restated Distribution Agreement, dated September 16, 2002, between the Trust and SIDCo.

(f)  Not Applicable.

(g)(1)  Amended and Restated Custodian Agreement, dated March 28, 2012, between the Trust and Brown Brothers Harriman & Co.

(g)(2)  Amendment, dated June 30, 2016, to the Amended and Restated Custodian Agreement, dated March 28, 2012, between the Trust and Brown Brothers Harriman & Co.

(g)(3)  Amendment, dated October 26, 2016, to the Amended and Restated Custodian Agreement, dated March 28, 2012, between the Trust and Brown Brothers Harriman & Co.

(g)(4)  Amendment, dated February 22, 2018, to the Amended and Restated Custodian Agreement, dated March 28, 2012, between the Trust and Brown Brothers Harriman & Co.

(g)(5) Form of Amendment, dated [●], 2023, to the Amended and Restated Custodian Agreement, dated March 28, 2012, between the Trust and Brown Brothers Harriman & Co.

(g)(6)  Schedule of Global Custody Services and Charges, dated July 1, 2021, to the Custodian Agreement between the Trust and Brown Brothers Harriman & Co.

(g)(7)  Eleventh Amendment to the Amended and Restated Multi-Trust Custody Agreement, dated August 1, 2016, between the Registrant and U.S. Bank National Association

(g)(8)  Thirteenth Amendment to the Amended and Restated Multi-Trust Custody Agreement, dated December 11, 2017, between the Registrant and U.S. Bank National Association

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Investments Global Funds Services ("SIGFS")

(h)(2)  Form of Amended Schedule D, as last revised [●], 2023, to the Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SIGFS

(h)(3)  Amendment No. 1, dated March 28, 2012, to the Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SIGFS

(h)(4)  Amendment No. 2 dated February 22, 2018, to the Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SIGFS

(h)(5)  Amended and Restated Class F Shareholder Service Plan and Agreement, dated December 5, 2017, between the Trust and SIDCo.

(h)(6)  Class I Shares Shareholder Service Plan and Agreement between the Trust and SIDCo. is herein incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 29, 2001

(h)(7)  Class I Shares Administrative Services Plan and Agreement, dated October 4, 2001, between the Trust and SIDCo.

(h)(8)  Expense Limitation Agreement, effective January 31, 2018, between the Registrant and SIGFS with respect to the S&P 500 Index Fund

(h)(9)  Expense Limitation Agreement, effective August 10, 2018, between the Registrant and SIGFS with respect to the Core Fixed Income Fund

(i)  Opinion and Consent of Counsel is to be filed by a future amendment

(j)  Consent of Independent Registered Public Accounting Firm is to be filed by a future amendment

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Not Applicable.

(n)  Amended and Restated Rule 18f-3 Multiple Class Plan, dated January 28, 2015, with Amended Schedule A, as last revised June 21, 2016

(o)  Not applicable.

(p)(1)  The Code of Ethics for SIMC, dated August 23, 2021

(p)(2)  The Code of Ethics for SIDCo., dated August 21, 2020

(p)(3)  The Code of Ethics for SIGFS, dated October 2021

(p)(4)  The Code of Ethics for SEI Institutional Managed Trust, as last revised March 2022

(p)(5)  The Code of Ethics for Acadian Asset Management LLC, dated June 2022

(p)(6)  The Code of Ethics for AllianceBernstein L.P., dated January 2023

(p)(7)  The Code of Ethics for Allspring Global Investments LLC (f/k/a Wells Capital Management Incorporated), dated November 1, 2021

(p)(8)  The Code of Ethics for AQR Capital Management, LLC, dated February 2016

(p)(9)  The Code of Ethics for Ares Capital Management II LLC (f/k/a Ares Management LLC), dated March 1, 2022

(p)(10)  The Code of Ethics for ArrowMark Colorado Holdings, LLC, dated July 2022

(p)(11) The Code of Ethics for Benefit Street Partners L.L.C.

(p)(12) The Code of Ethics for BlackRock Advisors, LLC, dated July 21, 2014

(p)(13) The Code of Ethics for Brandywine Global Investment Management, LLC, as last revised October 2020

(p)(14) The Code of Ethics for Brigade Capital Management, LP

(p)(15) The Code of Ethics for Cardinal Capital Management, L.L.C., dated October 2022

(p)(16) The Code of Ethics for CenterSquare Investment Management LLC, dated December 5, 2019

(p)(17) The Code of Ethics for Ceredex Value Advisors LLC, dated October 1, 2017

(p)(18) The Code of Ethics for Coho Partners, Ltd., as last revised November 22, 2022

(p)(19) The Code of Ethics for Copeland Capital Management, LLC, dated May 2021

(p)(20) The Code of Ethics for Cullen Capital Management, dated April 1, 2022

(p)(21) The Code of Ethics for Dynamic Beta Investments LLC, dated May 2021

(p)(22) The Code of Ethics for EAM Investors, LLC, dated October 31, 2022

(p)(23) The Code of Ethics for Easterly Investment Partners LLC, dated March 1, 2021

(p)(24) The Code of Ethics for Fred Alger Management, LLC, dated December 2020

(p)(25) The Code of Ethics for Franklin Advisers, Inc., dated August 16, 2021

(p)(26) The Code of Ethics for Global Credit Advisers, LLC, dated March 2020

(p)(27) The Code of Ethics for Goldman Sachs Asset Management, L.P., dated December 5, 2014

(p)(28) The Code of Ethics for Hillsdale Investment Management Inc., dated December 2022

(p)(29) The Code of Ethics for Jackson Creek Investment Advisors LLC, dated May, 2020

(p)(30) The Code of Ethics for Janus Henderson Investors US LLC , dated January 3, 2018

(p)(31) The Code of Ethics for Jennison Associates LLC, dated October 31, 2022

(p)(32) The Code of Ethics for J.P. Morgan Investment Management Inc., as last revised July 7, 2010

(p)(33) The Code of Ethics for Kettle Hill Capital Management, LLC

(p)(34) The Code of Ethics for Leeward Investments, LLC, dated November 2021

(p)(35) The Code of Ethics for Los Angeles Capital Management LLC, dated August 1, 2022

(p)(36) The Code of Ethics for LSV Asset Management, dated November 29, 2017

(p)(37) The Code of Ethics for Mackenzie Investments Corporation, dated October 2012 (filed herewith)

(p)(38) The Code of Ethics for Martingale Asset Management LP, dated March 18, 2022

(p)(39) The Code of Ethics for Mar Vista Investment Partners, LLC, dated March 29, 2022

(p)(40) The Code of Ethics for MetLife Investment Management, LLC, dated December 2022

(p)(41) The Code of Ethics for The TCW Group, Inc., the parent company of Metropolitan West Asset Management, LLC, dated October 10, 2022

(p)(42) The Code of Ethics for Mountaineer Partners Management, LLC, dated April 22, 2016

(p)(43) The Code of Ethics for PanAgora Asset Management, Inc., dated December 31, 2017

(p)(44) The Code of Ethics for Parametric Portfolio Associates LLC, dated January 1, 2022

(p)(45) The Code of Ethics for PineStone Asset Management Inc., revised as of July 2023 (filed herewith)

(p)(46) The Code of Ethics for Rice Hall James & Associates, LLC, as last revised December 2022

(p)(47) The Code of Ethics for SSGA Funds Management, Inc., dated March 31, 2022

(p)(48) The Code of Ethics for T. Rowe Price Associates, Inc., revised as of February 1, 2023 (filed herewith)

(p)(49) The Code of Ethics for Western Asset Management Company, LLC and Western Asset Management Company Limited, dated June 30, 2021

(q)(1)  Power of Attorney, dated September 13, 2016, for Robert A. Nesher, William M. Doran, Nina Lesavoy, James M. Williams, Hubert L. Harris, Jr. and Susan C. Cote

(q)(2)  Power of Attorney, dated March 28, 2018, for James B. Taylor

(q)(3)  Power of Attorney, dated December 4, 2019, for Christine Reynolds

(q)(4)  Power of Attorney, dated September 23, 2021, for Thomas Melendez

Item 29. Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information filed herewith regarding the Registrant’s control relationships. SIMC is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 30. Indemnification:

Article VIII of the Agreement and Declaration of Trust is filed as Exhibit 1 to the Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of the Investment Adviser and Sub-Advisers:

The following tables describe other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of the Adviser or Sub-Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. The Adviser’s or Sub-Adviser’s table was provided to the Registrant by the Adviser or Sub- Adviser for inclusion in this Registration Statement.

SEI Investments Management Corporation

SEI Investments Management Corporation (“SIMC”) is the Adviser for the Registrant’s Funds. The principal business address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is a registered investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”).

Unless otherwise noted, the address of all the companies listed below is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Michael Peterson Director, Senior Vice President	SEI Investments Company	Executive Vice President, General Counsel, Chief Compliance Officer, Assistant Secretary
	SEI Trust Company	Vice President
	SEI Funds, Inc.	Vice President, Secretary
	SEI Investments, Inc.	Vice President, Secretary
	SEI Global Investments Corp.	Director, Vice President, Secretary
	SEI Advanced Capital Management, Inc.	Director, Vice President, Secretary
	SEI Primus Holding Corp.	Vice President, Secretary
	SEI Global Services, Inc.	Director, Senior Vice President, Secretary
	SIMC Holdings, LLC	Manager
	SEI Investment Strategies, LLC	Director, Senior Vice President, Secretary
	LSV Asset Management	Management Committee
	SEI Global Capital Investments, Inc.	Vice President, Secretary
	SEI Investments (Asia), Limited	Director
	SEI Global Holdings (Cayman) Inc.	Director, Vice President, Secretary
	SEI Investments (South Africa) (PTY) Limited	Director
	SEI Investments Canada Company	Director, Secretary
	SEI Custodial Operations Company, LLC	Manager
	SEI Institutional Transfer Agent, Inc.	Director, Senior Vice President
	SIMC Subsidiary, LLC	Manager
	SEI Ventures, Inc.	Vice President, Secretary
	SEI Investments Developments, Inc.	Vice President, Secretary
	SEI Investments Global Funds Services	Vice President, Assistant Secretary
	SEI Keystone Capital Holdings, LLC	Senior Vice President
	SEI Archway Finance & Operations LLC	Manager, Senior Vice President
	SEI Archway Technology Partners LLC	Manager, Senior Vice President
	SEI Novus, LLC	Senior Vice President, Secretary
	SEI Acquisition Sub, LLC	Senior Vice President, Secretary
	SEI Radar Holding Company LLC	Senior Vice President, Secretary
	SEI Novus Switzerland	Director
	SEI Novus UK Ltd.	Director
	SEI Insurance Group, Inc.	Director, Vice President and Assistant Secretary

James Smigiel Vice President	SEI Investment Strategies, LLC	Vice President
Wayne M. Withrow Director & President	SEI Investments Company	Executive Vice President
	SEI Investments Distribution Co.	Director, President & Chief Executive Officer
	SEI Global Services, Inc.	Director, President
	SEI Investments Canada Company	Director, Vice President
	SEI Investment Strategies, LLC	Director, President
Mark Warner Vice President & Treasurer	SEI Investments Company	Vice President, Controller & Chief Accounting Officer
	SEI Funds Inc.	Director, Vice President, Treasurer
	SEI Investments, Inc.	Director, Vice President, Treasurer
	SEI Global Investments Corp.	Director, Vice President & Treasurer
	SEI Advanced Capital Management, Inc.	Director, Vice President, Treasurer
	SEI Primus Holding Corp.	Director, Vice President, Treasurer
	SEI Investment Strategies, LLC	Director, Vice President, Treasurer
	SEI Global Capital Investments, Inc.	Director, Vice President, Treasurer
	SEI Investments Global (Cayman), Limited	Vice President, Treasurer
	SEI Global Holdings (Cayman) Inc.	Vice President, Assistant Secretary & Treasurer
	SEI Investments Canada Company	Vice President
	SEI Investments Developments, Inc.	Director, Vice President, Treasurer
	SEI Keystone Capital Holdings, LLC	Vice President
	SEI Archway Finance & Operations LLC	Vice President
	SEI Archway Technology Partners LLC	Vice President
	SEI Novus, LLC	Treasurer
	SEI Acquisition Sub, LLC	Vice President, Treasurer
	SEI Radar Holding Company LLC	Treasurer
	SEI Trust Company	Vice President, Treasurer
	SEI Insurance Group, Inc.	Vice President, Treasurer
	SEI Private Trust Company	Vice President, Treasurer
	SEI Custodial Operations Company, LLC	Vice President, Treasurer
Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company	Vice President-Legal & Assistant Secretary
	SEI Funds, Inc.	Vice President
	SEI Global Services, Inc.	Vice President
	SIMC Holdings, LLC	Manager
	SEI Investment Strategies, LLC	General Counsel, Vice President, Secretary
	SIMC Subsidiary, LLC	Manager

David McCann Vice President & Assistant Secretary	SEI Investment Strategies, LLC	Vice President, Assistant Secretary
Kevin Crowe Vice President	SEI Global Services, Inc.	Vice President
Paul F. Klauder Director & Senior Vice President	SEI Investments Company	Executive Vice President
	SEI Investments Distribution Co.	Director
	SEI Global Services, Inc.	Vice President
	SEI Trust Company	Director, Vice President
	SEI Investments Strategies, LLC	Director
	SEI Investments (Asia), Limited	Director
	SEI Global Holdings (Cayman) Inc.	Director, Vice President
	SEI Investments (South Africa) (PTY) Limited	Director
	SEI Investments Canada Company	Director, Vice President
	SEI Novus, LLC	Chief Executive Officer
	SEI Acquisition Sub, LLC	Chief Executive Officer
	SEI Novus Switzerland	Director
	SEI Novus UK Ltd.	Director
Roger Messina Vice President	SEI Global Services, Inc.	Vice President
	SEI Investments Canada Company	Vice President
Raquell Baker Vice President	SEI Global Services, Inc.	Vice President
	SEI Investments Canada Company	Vice President
	SEI Keystone Capital Holdings, LLC	Vice President
	SEI Archway Finance & Operations LLC	Vice President
	SEI Archway Technology Partners, LLC	Vice President
John W. Lau Vice President	SEI Investments (Asia), Limited	Director, FATCA Responsible Officer
Stephen G. MacRae Vice President	SEI Global Services, Inc.	Vice President
	SEI Investment Strategies, LLC	Vice President
Radoslav K. Koitchev Vice President	SEI Investment Strategies, LLC	Vice President
Michael Farrell Vice President	SEI Global Services, Inc.	Vice President
Kevin Matthews Vice President	SEI Global Services, Inc.	Vice President
	SEI Investment Strategies, LLC	Director
	SEI Novus, LLC	Vice President
	SEI Acquisition Sub, LLC	Vice President

Patrick DiLello Vice President & FATCA Responsible Officer	SEI Investments Company	Vice President, FATCA Responsible Officer
	SEI Investments Distribution Co.	FATCA Responsible Officer
	SEI Trust Company	Vice President, FATCA Responsible Officer
	SEI Funds, Inc.	Vice President, FATCA Responsible Officer
	SEI Investments, Inc.	Vice President, FATCA Responsible Officer
	SEI Global Investments Corp.	Vice President, FATCA Responsible Officer
	SEI Advanced Capital Management, Inc.	Vice President, FATCA Responsible Officer
	SEI Primus Holding Corp.	Vice President, FATCA Responsible Officer
	SEI Global Services, Inc.	Vice President, FATCA Responsible Officer
	SEI Private Trust Company	Vice President, FATCA Responsible Officer
	SIMC Holdings, LLC	Manager, Vice President, FATCA Responsible Officer
	SEI Investment Strategies, LLC	Vice President, FATCA Responsible Officer
	LSV Asset Management	Vice President, FATCA Responsible Officer
	SEI Global Capital Investments, Inc.	Vice President, FATCA Responsible Officer
	SEI Investments (Europe) Ltd.	FATCA Responsible Officer
	SEI Global Nominee Ltd.	FATCA Responsible Officer
	SEI Trustees Limited	FATCA Responsible Officer
	SEI European Services Limited	FATCA Responsible Officer
	SEI Global Holdings (Cayman) Inc.	Vice President, FATCA Responsible Officer
	SEI Investments (South Africa) (PTY) Limited	Vice President, FATCA Responsible Officer
	SEI Investments Global, Limited	Vice President, FATCA Responsible Officer
	SEI Investments Global Fund Services, Limited	Vice President, FATCA Responsible Officer
	SEI Investments Depositary and Custodial Services (Ireland) Limited	Vice President, FATCA Responsible Officer
	SEI Investments Canada Company	Vice President, FATCA Responsible Officer
	SEI Custodial Operations Company, LLC	Vice President, FATCA Responsible Officer
	SEI Institutional Transfer Agent, Inc.	Vice President, FATCA Responsible Officer
	SIMC Subsidiary, LLC	Manager, Vice President, FATCA Responsible Officer
	SEI Ventures, Inc.	Vice President, FATCA Responsible Officer
	SEI Investments Developments, Inc.	Vice President, FATCA Responsible Officer
	SEI Investments Global Funds Services	Vice President, FATCA Responsible Officer
	SEI Investments-Guernsey Limited	Vice President, FATCA Responsible Officer
	SEI Keystone Capital Holdings, LLC	Vice President, FATCA Responsible Officer
	SEI Archway Finance & Operations LLC	Vice President, FATCA Responsible Officer
	SEI Archway Technology Partners LLC	Vice President, FATCA Responsible Officer
	SEI Novus, LLC	Vice President, FATCA Responsible Officer
	SEI Acquisition Sub, LLC	Vice President
	SEI Radar Holding Company LLC	Vice President
	SEI Novus UK Ltd.	FATCA Responsible Officer
	SEI Insurance Group, Inc.	Vice President, FATCA Responsible Officer

Sean Simko Vice President	SEI Global Services, Inc.	Vice President
Aaron Von Alst Vice President	SEI Global Services, Inc.	Vice President
Jennifer Campisi Chief Compliance Officer	SEI Investments Distribution Co.	Chief Compliance Officer, Anti-Money Laundering Officer and Assistant Secretary
Erich Holland Vice President	SEI Global Services, Inc.	Vice President
Karen Sullivan Vice President	SEI Global Services, Inc.	Vice President
Katherine Mason Vice President and Assistant Secretary	SEI Investment Strategies, LLC	Vice President, Assistant Secretary
Michael Cagnina Vice President	SEI Novus, LLC	Vice President
Brian Vargo Vice President & Assistant Secretary	SEI Investment Strategies, LLC	Vice President, Assistant Secretary
Jay Cipriano Senior Vice President	SEI Global Services, Inc.	Vice President
	SEI Investment Strategies, LLC	Senior Vice President
	SEI Trust Company	Vice President

Acadian Asset Management LLC

Acadian Asset Management LLC (“Acadian”) is a Sub-Adviser for the Registrant’s Global Managed Volatility and Tax-Managed International Managed Volatility Funds. The principal business address of Acadian is 260 Franklin Street, Boston, Massachusetts 02110. Acadian is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Ross Dowd, Executive Vice President, CEO	Acadian Asset Management (Australia) Ltd 20 Martin Place Level 9, Suite 3 Sydney, NSW 2000 Australia	Affiliated Directorships
	Acadian Asset Management (UK) Ltd 24 King William Street, 6th Floor London EC4R 9AT United Kingdom	Affiliated Directorships
	Acadian Asset Management (Singapore) Pte Ltd 8 Marina View, #40-01 Asia Square Tower Singapore, 018960	Affiliated Directorships
Brendan Bradley, Executive Vice President, CIO	Acadian Asset Management (UK) Ltd; 24 King William Street, 6th Floor London EC4R 9AT United Kingdom	Affiliated Directorships
	Acadian Asset Management (Australia) Ltd 20 Martin Place Level 9, Suite 3 Sydney, NSW 2000 Australia	Affiliated Directorships
	Acadian Asset Management (Singapore) Pte Ltd 8 Marina View, #40-01 Asia Square Tower Singapore, 018960	Affiliated Directorships
Kelly Young, Executive Vice President, CMO	Acadian Asset Management (UK) Ltd; 24 King William Street, 6th Floor London EC4R 9AT United Kingdom	Affiliated Directorships
	Acadian Asset Management (Australia) Ltd 20 Martin Place Level 9, Suite 3 Sydney, NSW 2000 Australia	Affiliated Directorships
	Acadian Asset Management (Singapore) Pte Ltd 8 Marina View, #40-01 Asia Square Tower Singapore, 018960	Affiliated Directorships

Suren Rana, Member of Board of Managers	BrightSphere Investment Group, Inc (“BSIG”-a public company traded on the NYSE) 200 Clarendon Street, 53rd Floor Boston, MA 02116	Executive Vice President, Chief Executive Officer
	Acadian Asset Management LLC (an investment advisor) 260 Franklin Street Boston, MA 02110	Affiliated Directorships
Elie Sugarman, Member of Board of Managers	BrightSphere Investment Group, Inc (“BSIG”-a public company traded on the NYSE) 200 Clarendon Street, 53rd Floor Boston, MA 02116	Corporate Development Officer
	Acadian Asset Management LLC (an investment advisor) 260 Franklin Street Boston, MA 02110	Affiliated Directorships
Richard Hart, Member of Board of Managers	BrightSphere Investment Group, Inc (“BSIG”-a public company traded on the NYSE) 200 Clarendon Street, 53rd Floor Boston, MA 02116	Chief Legal Officer
	Acadian Asset Management LLC (an investment advisor) 260 Franklin Street Boston, MA 02110	Affiliated Directorships

AllianceBernstein L.P.

AllianceBernstein L.P. ("AllianceBernstein") is a Sub-Adviser for the Registrant's Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds. AllianceBernstein is a Delaware limited partnership, the majority limited partnership units in which are held, directly and indirectly, by its parent company Equitable Holdings, Inc. (“EQH”), a publicly traded holding company for a diverse group of financial services companies. AllianceBernstein Corporation, an indirect wholly-owned subsidiary of EQH, is the general partner of both AllianceBernstein and AllianceBernstein Holding L.P., a publicly traded partnership. The principal business address of AllianceBernstein is 501 Commerce St. Nashville, TN 37203.

Listed below are the names and principal occupations of the directors and principal executive officers of AllianceBernstein. The principal business address of each director and officer, as it relates to his or her duties to AllianceBernstein, is the same as that of AllianceBernstein (except as otherwise noted below).

Information as to the directors and executive officers of AllianceBernstein set forth in its Form ADV filed with the SEC (File No. 801-56720), and amended through the date hereof, is incorporated by reference.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Board of Directors
Joan Lamm-Tennant Independent Chair	Equitable Holdings, Inc. 1290 Avenue of the Americas New York, NY 101	Chair of the Board
Jeffrey Hurd Affiliated Director	Equitable Holdings, Inc. 1290 Avenue of the Americas New York, NY 101	Chief Operating Officer
Daniel G. Kaye Independent Director	Equitable Holdings, Inc. Equitable Life Insurance Company 1290 Avenue of the Americas New York, NY 10	Director
	CME Group, Inc. Chicago, I	Director
Nicholas Lane Affiliated Director	Equitable Holdings, Inc. 1290 Avenue of the Americas New York, NY 101	Senior Executive Vice President and Head of U.S. Life, Retirement and Wealth Management
	Equitable Life Insurance Company 1290 Avenue of the Americas New York, NY 101	President
Kristi Matus Independent Director	Equitable Holdings, Inc. Equitable Life Insurance Company 1290 Avenue of the Americas New York, NY 10	Director
	Buckle	Chief Financial Officer and Chief Operating Officer
	Thomas H. Lee Partners Boston, M	Executive Advisor
Das Narayandas Independent Director	Harvard Business School Cambridge, M	Edsel Bryant Ford Professor of Business Administration
Mark Pearson Affiliated Director	Equitable Holdings, Inc. 1290 Avenue of the Americas New York, NY 101	Director, President and Chief Executive Officer
	Equitable Life Insurance Company 1290 Avenue of the Americas New York, NY 101	Chairman and Chief Executive Officer

Charles Stonehill Independent Director	Equitable Holdings, Inc. Equitable Life Insurance Company 1290 Avenue of the Americas New York, NY 10	Director
	Green & Blue Advisors LLC New York, N	Founding Partner
	PlayMagnus A/S Oslo, Norway CommonBond, LLC New York,	Director
Todd Walthall Independent Director	United Health Group	Executive Vice President, Enterprise Growth
Executive Team
Seth P. Bernstein Affiliated Director, President and Chief Executive Officer	AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105
Kate C. Burke Chief Operating Officer & Chief Financial Officer	AllianceBernstein L.P. 501 Commerce St. Nashville, TN 37203
Mark R. Manley Global Head of Compliance and General Counsel	AllianceBernstein L.P. 501 Commerce St. Nashville, TN 37203
Karl Sprules Head, Global Technology and Operations	AllianceBernstein L.P. 501 Commerce St. Nashville, TN 37203

Allspring Global Investments, LLC

Allspring Global Investments, LLC (“Allspring Investments”) is a Sub-Adviser for the Registrant’s U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed International Managed Volatility and Core Fixed Income Funds. The principal business address of Allspring Investments is 525 Market Street, San Francisco, California 94105. Allspring Investments is a registered investment adviser under the Advisers Act.

Name	Name and Principal Business	Connection with other Company
Position with WellsCap (predecessor firm to Allspring)	Address of Other Company
Sallie Clements Squire	Allspring Global investments Holdings, LLC	Manager, Chief Operating Officer

Chief Operating Officer

525 Market Street, 12th Floor
San Francisco, CA 94105
	Allspring Funds Distributor, LLC	Chief Operating Officer
525 Market Street, 12th Floor
San Francisco, CA 94105
	Galliard Capital Management, LLC	Chief Operating Officer
800 LaSalle Ave #1400
Minneapolis, MN 55402
Francis Jon Baranko	Allspring Funds Management, LLC	Senior Vice President

President, Chief Investment Officer - Fundamental Investments	525 Market Street, 12th Floor San Francisco, CA 94105
Molly Festa McMillin	Allspring Global Investment Holdings, LLC	Chief Financial Officer

Chief Financial Officer
525 Market Street, 12th Floor
San Francisco, CA 94105
	Allspring Funds Management, LLC	Chief Financial Officer
525 Market Street, 12th Floor
San Francisco, CA 94105
	Allspring Funds Distributor, LLC	Chief Financial Officer
525 Market Street, 12th Floor
San Francisco, CA 94105

AQR Capital Management, LLC

AQR Capital Management, LLC (“AQR”) is a Sub-Adviser for the Registrant’s Multi-Asset Accumulation Fund. The principal business address of AQR is One Greenwich Plaza, Greenwich, Connecticut 06830. AQR is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Lasse Pedersen Principal	Copenhagen Business School Howitzvej 60, 2000 Frederiksberg, Denmark 2815 2815	Professor (2011-present)
Tobias Moskowitz Principal	Yale University School of Management Yale University New Haven, CT 06511	Dean Takahashi Professor of Finance (2016-present)
	Commonfund 15 Old Danbury Road Wilton, CT 06897	Board Member (2022-present)
David Kabiller Principal	Arqitel Investment Management, LP 9800 Wilshire Blvd, Suite 203 Beverly Hills CA 90212	Chairman and Founding Partner (2022-present)

Ares Capital Management II LLC

Ares Capital Management II LLC (“ACM II”) is a Sub-Adviser for the Registrant’s High Yield Bond Fund. The principal business address of ACM II is 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067. ACM II is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of ACM II has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee that could be considered material to the management of the High Yield Bond Fund.

ArrowMark Colorado Holdings, LLC

ArrowMark Colorado Holdings, LLC (“ArrowMark”) is a Sub-Adviser for the Registrant’s Small Cap Growth Fund. The principal business address of ArrowMark is 100 Fillmore Street, Suite 325, Denver, Colorado 80206. ArrowMark is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of ArrowMark has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Benefit Street Partners L.L.C.

Benefit Street Partners L.L.C. (“Benefit Street”) is a Sub-Adviser for the Registrant’s High Yield Bond Fund. The principal business address of Benefit Street is 9 West 57th Street, Suite 4920, New York, New York 10019. Benefit Street is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Rich Byrne, President	Wynn Resorts, Limited 3131 S Las Vegas Blvd Las Vegas, NV 89109	Member of Board of Directors

BlackRock Advisors, LLC

BlackRock Advisors, LLC (“BAL”) is a Sub-Adviser for the Registrant’s Conservative Income and Tax-Free Conservative Income Funds. The principal business address of BAL is 100 Bellevue Parkway, Wilmington, Delaware 19809. BAL is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of BAL has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Brandywine Global Investment Management, LLC

Brandywine Global Investment Management, LLC (“Brandywine Global”) is a Sub-Adviser for the Registrant’s Large Cap, Large Cap Value and Tax-Managed Large Cap Funds. The principal business address of Brandywine Global is 1735 Market Street, Suite 1800 Philadelphia, PA 19103. Brandywine Global is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Mark Glassman, Chief Administrative Officer	Executive Leaders for Advisory Boards 999 Old Eagle School Rd, Suite 101 Wayne PA 19087	Member (2019 – Present)
	Association of Institutional Investors One Financial Center, Boston MA 02111	Director (2019 – Present)
David Hoffman, Managing Director and Portfolio Manager	Fringe Arts 140 N Christopher Columbus Blvd, Philadelphia, PA 19106	Board Member (2012 – Present)
	Philadelphia Ballet (f/k/a Pennsylvania Ballet) 323 N. Broad Street, Philadelphia PA 19102	Chairman (2011- Present)
Adam Spector, Managing Partner	The Shipley School 814 Yarrow St, Bryn Mawr PA 19010	Trustee (2007 – Present)
	Millcreek Capital Eight Tower Bridge, 161 Washington Street, Ste 1500, Conshohocken PA 19428	Advisory Board Member (2019 – Present)

Brigade Capital Management, LP

Brigade Capital Management, LP (“Brigade”) is a Sub-Adviser for the Registrant’s High Yield Bond and Multi-Strategy Alternative Funds. The principal business address of Brigade is 399 Park Avenue, 16th Floor, New York, New York 10022. Brigade is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Thomas O’Shea Head of European Investments, Partner	Quinn Industrial Holdings Limited 3rd Floor, Europa House Harcourt Centre Harcourt Street Dublin 2	Director
	Quinn Industries Holdings Luxembourg S.a.r.l. 6, Rue Eugene Ruppert L-2453 Luxembourg	Class A Manager
Matthew Perkal Senior Director/Portfolio Manager-Restructuring and Private Credit, Partner	Guitar Center 5795 Lindero Canyon Rd Westlake Village, CA 91362	Director
	Silver Airways LLC 2850 Greene Street Hollywood, FL 33020	Director
Max Scherr Senior Analyst/Portfolio Manager-FIG and Specialty Finance, Partner	Mercury Financial Holdings 11401 Century Oaks Terr	Director

	Now Corps. 2300 Peachtree Rd. NW Suite C-102 Atlanta, GA 30309	Director

Cardinal Capital Management, L.L.C.

Cardinal Capital Management, L.L.C. (“Cardinal”) is a Sub-Adviser for the Registrant’s Small Cap Value and Tax-Managed Small/Mid Cap Funds. The principal business address of Cardinal is Four Greenwich Office Park, Greenwich, Connecticut 06831. Cardinal is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Cardinal has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

CenterSquare Investment Management LLC

CenterSquare Investment Management LLC, (“CenterSquare”) is a Sub-Adviser for the Real Estate Fund. The principal business address of CenterSquare is 630 W. Germantown Pike, Suite 300, Plymouth Meeting, Pennsylvania 19462. CenterSquare is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of CenterSquare has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Ceredex Value Advisors LLC

Ceredex Value Advisors LLC (“Ceredex”) is a Sub-Adviser for the Registrant's Large Cap Fund. The principal business address of Ceredex is 301 East Pine Street, Suite 500, Orlando, FL 32801. Ceredex is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Ceredex has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee. Certain corporate officers of Ceredex are also officers of Virtus Investment Partners, Inc. and related subsidiaries.

Coho Partners, Ltd.

Coho Partners, Ltd. (“Coho”) is a Sub-Adviser for the Registrant’s Large Cap and Tax-Managed Large Cap Funds. The principal business address of Coho is 300 Berwyn Park, 801 Cassatt Road, Suite 100, Berwyn, Pennsylvania 19312. Coho is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Coho has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Copeland Capital Management, LLC

Copeland Capital Management, LLC ("Copeland") is a Sub-Adviser for the Registrant’s Small Cap Fund. The principal business address of Copeland is 161 Washington Street, Suite 1325, Conshohocken, PA 19428. Copeland is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Copeland has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Cullen Capital Management LLC

Cullen Capital Management LLC (“Cullen”) is a Sub-Adviser for the Registrant’s Large Cap Value and Tax-Managed Large Cap Funds. The principal business address of Cullen is 645 5th Avenue, Suite 1201, New York, NY 10022. Cullen is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Cullen has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Dynamic Beta Investments LLC

Dynamic Beta Investments LLC (“DBi”) is a Sub-Adviser for the Registrant's Liquid Alternative Fund. The principal business address of DBi is 12 East 49th Street, New York, NY 10017. DBi is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Jeffrey Seeley Board Member	iM Global Partner Wealth Management 2301 Rosencrans Ave – Suite 2150 El Segundo, CA 90245	Chief Executive Officer
	Litman Gregory Wealth Management 2301 Rosencrans Ave – Suite 2150 El Segundo, CA 90245	Chief Executive Officer
	iM Global Partner 20, rue Treilhard – 75008 Paris France	Deputy CEO

EAM Investors, LLC

EAM Investors, LLC (“EAM Investors”), is a Sub-Adviser for the Registrant’s Small Cap and Small Cap Growth Funds. The principal business address of EAM Investors is 215 Highway 101, Suite 216, Solana Beach, California 92075. EAM Investors is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of EAM Investors has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Easterly Investment Partners LLC

Easterly Investment Partners LLC ("EIP") is a Sub-Adviser for the Registrant's Small Cap , Small Cap Value and Tax-Managed Small/Mid Cap Funds .. The principal business address of 138 Conant Street, Beverly, Massachusetts, 01915. EIP is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Darrell Crate, Chairman	Easterly Investment Partners LLC 138 Conant St, Suite 100 Beverly, MA 01915	Chairman
Darrell Crate, Managing Director	Easterly Capital, LLC 138 Conant St, Suite 100 Beverly, MA 01915	Managing Director
Darrell Crate, Managing Director	Easterly Asset Management LLC 138 Conant St, Suite 100 Beverly, MA 01915	Managing Director
Darrell Crate, Managing Director	LE Partners Holdings LLC 138 Conant St, Suite 100 Beverly, MA 01915	Managing Director
Darrell Crate, CEO	Easterly Funds LLC 515 Madison Ave New York, NY 10022	CEO
Darrell Crate, Chairman	Easterly Government Properties, Inc 2001 K Street, NW Suite 775 North Washington, DC 20006	Chairman
Darrell Crate, CEO	Maritime Logistics Equity Partners 138 Conant St, Suite 100 Beverly, MA 01915	CEO

Franklin Advisers, Inc.

Franklin Advisers, Inc. ("FAV") is a Sub-Adviser for the Registrant's Multi-Asset Inflation Managed Fund. The principal business address of One Franklin Parkway, San Mateo, California 94403-1906. FAV is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of FAV has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Fred Alger Management, LLC

Fred Alger Management, LLC ("Alger") is a Sub-Adviser for the Registrant’s Large Cap and Large Cap Growth Funds. The principal business address of Alger is 100 Pearl Street, 27th Floor, New York, New York 10004. Alger is a registered investment adviser under the Advisers Act.

Unless otherwise noted, the principal business address of each of the companies listed below is 100 Pearl Street, 27th Floor, New York, New York 10004.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Daniel C. Chung Chairman, President and Chief Executive Officer	Alger Associates, Inc.	President and Chief Executive Officer
	Alger Capital, LLC	President and Chief Executive Officer
	Alger Group Holdings, LLC	President and Chief Executive Officer
	Alger Apple Real Estate, LLC	President and Chief Executive Officer
	Alger Boulder I LLC	President and Chief Executive Officer
	Weatherbie Capital, LLC 265 Franklin Street Boston, Massachusetts 02110	Manager
	Alger Management, Ltd. 78 Brook Street London W1K 5EF United Kingdom	Director
	Alger SICAV	Director
	Alger International Holdings	Director and Chairman
	Alger Alternative Holdings, LLC	President, Chief Executive Officer and Manager
	Alger Alternative Holdings II, LLC	President, Chief Executive Officer and Manager
	Alger-Weatherbie Holdings, LLC 265 Franklin Street Boston, Massachusetts 02110	Chairman, President and Manager
	The Foundation for Alger Families	President and Director
Robert Kincel Chief Financial Officer, Senior Vice President and Treasurer	Alger Associates, Inc.	Chief Financial Officer and Treasurer
	Fred Alger & Company, LLC	Chief Financial Officer, Treasurer and Senior Vice President
	Weatherbie Capital, LLC 265 Franklin Street Boston, Massachusetts 02110	Treasurer and Manager
	Alger-Weatherbie Holdings, LLC 265 Franklin Street Boston, Massachusetts 02110	Treasurer and Manager
	Alger International Holdings	Director
	Alger Alternative Holdings, LLC	Chief Financial Officer, Treasurer and Manager
	Alger Alternative Holdings II, LLC	Chief Financial Officer, Treasurer and Manager
	Alger Capital, LLC	Chief Financial Officer, Treasurer and Vice President
	Alger Group Holdings, LLC	Chief Financial Officer, Treasurer and Vice President
	Alger Apple Real Estate, LLC	Treasurer
	Alger Boulder I LLC	Treasurer
	The Foundation for Alger Families	Treasurer and Director

Hal Liebes Executive Vice President, Chief Operating Officer and Secretary	Fred Alger & Company, LLC	Managing Member
	Alger Associates, Inc.	Chief Operating Officer and Secretary
	Alger Alternative Holdings, LLC	Chief Operating Officer, Secretary and Manager
	Alger Alternative Holdings II, LLC	Chief Operating Officer, Secretary and Manager
	Alger SICAV	Director
	Alger International Holdings	Director
	Alger Dynamic Return Offshore Fund	Director
	Alger Capital, LLC	Vice President, Chief Operating Officer, Managing Member and Secretary
	Alger Group Holdings, LLC	Vice President, Chief Operating Officer, Managing Member and Secretary
	Alger Management, Ltd. 78 Brook Street London W1K 5EF United Kingdom	Executive Director and Chairman
	Weatherbie Capital, LLC 265 Franklin Street Boston, Massachusetts 02110	Manager and Secretary
	Alger Apple Real Estate LLC	Manager and Secretary
	Alger-Weatherbie Holdings, LLC 265 Franklin Street Boston, Massachusetts 02110	Manager and Secretary
	Alger Partners Investors I, LLC	Manager
	Alger Partners Investors KEIGF	Manager
	Alger Boulder I LLC	Secretary
	Alger Family of Funds (including The Alger Funds, The Alger Funds II, The Alger Institutional Funds, Alger Global Focus Fund, The Alger Portfolios, and The Alger ETF Trust)	President, Principal Executive Officer
	The Foundation for Alger Families	Director and Secretary

Tina Payne Senior Vice President, General Counsel, Chief Compliance Officer and Assistant Secretary	Fred Alger & Company, LLC	Senior Vice President, General Counsel and Secretary
	Alger Management, Ltd. 78 Brook Street London W1K 5EF United Kingdom	Chief Compliance Officer
	Weatherbie Capital, LLC 265 Franklin Street Boston, Massachusetts 02110	Assistant Secretary
	Alger-Weatherbie Holdings, LLC 265 Franklin Street Boston, Massachusetts 02110	Assistant Secretary
	Alger Family of Funds (including The Alger Funds, The Alger Funds II, The Alger Institutional Funds, Alger Global Focus Fund, The Alger Portfolios, and The Alger ETF Trust)	Secretary, Chief Compliance Officer and Chief Legal Officer
	Alger Group Holdings, LLC	Vice President and Assistant Secretary
	Alger Alternative Holdings, LLC	Assistant Secretary
	Alger Alternative Holdings II, LLC	Assistant Secretary
Christoph Hofmann Executive Vice President and Chief Distribution Officer	Fred Alger & Company, LLC	Chief Distribution Officer and President

Global Credit Advisers, LLC

Global Credit Advisers, LLC ("Global Credit Advisers") is a Sub-Adviser for the Registrant’s Multi-Strategy Alternative Fund. The principal business address of Global Credit Advisers is 100 Park Avenue, 35th Floor, New York, New York 10017. Global Credit Advisers is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Global Credit Advisers has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. (“GSAM”) is a Sub-Adviser for the Registrant’s Multi-Asset Income Fund. The principal business address of GSAM is 200 West Street, New York, New York 10282. GSAM is a registered investment adviser under the Advisers Act.

Information about the officers and partners of GSAM is included in its Form ADV filed with the Commission (registration number 801-37591) and is incorporated herein by reference.

Hillsdale Investment Management Inc.

Hillsdale Investment Management Inc. ("Hillsdale") is a Sub-Adviser for the Registrant’s Tax-Managed Small/Mid Cap Fund. The principal business address of Hillsdale is 1 First Canadian Place, 100 King Street West, Suite 5900, Toronto, Ontario M5X 1E4. Hillsdale is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Eric Weider Director	Weider Health and Fitness 20750 Ventura Blvd., Suite 310 Woodland Hills, CA 91364	Director and Chief Executive Officer
	E.U.L.C. Holdings, Ltd. 1801 Hollis Street Suite 2100 Halifax, Nova Scotia B3J 3N	President and Shareholder
	MLE Holdings, Ltd. 1801 Hollis Street Suite 2100 Halifax, Nova Scotia B3J 3N	President and Shareholder
	Weider Art, LLC 20750 Ventura Blvd., Suite 310 Woodland Hills, CA 91364	Chief Executive Officer and Manager
A. Christopher Guthrie, CFA President, CEO, Senior Portfolio Manager, Founding Partner, Director	Club Shahwandahgooze 34 Senneville Road Senneville, Quebec H9X 1B6	Co-President
	Guthmore Holdings Ltd. 202 Heath Street West Toronto, Ontario M4V 1V5	President/Secretary/Director
John Clifford Director and Secretary	Innovise Canada Limited 4400 - 181 Bay Street, Brookfield Place, Bay Wellington Tower Toronto, Ontario, Canada, M5J 2T3	Director
	Perfetti Van Melle Canada Ltd. 5800 Ambler Drive, Mississauga, Ontario, Canada, L4W 4J4	Director
	MFTA Canada Inc. 4400 - 181 Bay Street, Brookfield Place Toronto, Ontario, Canada, M5J 2T3	Director
	James Hardie Building Products Canada Inc. 4400 - 181 Bay Street, Brookfield Place, Bay Wellington Tower Toronto, Ontario, Canada, M5J 2T3	Director

	John F. Clifford Professional Corporation 4400 - 181 Bay Street, Brookfield Place, Bay Wellington Tower Toronto, Ontario, Canada, M5J 2T3	Director, President and Secretary
	Callaway Golf Canada Ltd. 4400 - 181 Bay Street, Brookfield Place Toronto, Ontario, Canada, M5J 2T3	Director
	Multiple Sclerosis Society of Canada 500-250 Dundas Street West Toronto, Ontario, Canada, M5T 2Z5	Director
	Metropolitan Toronto Condominium Corporation No 1205 1 Balmoral Avenue Toronto, Ontario, Canada, M4V 3B9	Director
	Kohler Canada Co. Suite 900, 1959 Upper Water Street Halifax, NS Canada B3J 3N2	Assistant Secretary
	Kodak Alaris Operations Canada Inc. 4400 – 181 Bay Street, Brookfield Place, Bay Wellington Tower Toronto, Ontario, Canada, M5J 2T3	Director
	6390064 Canada Inc. 4400-181 Bay Street Brookfield Place, Bay Wellington Tower Toronto, Ontario, Canada, M5J 2T3	Director
	McMillan LLP Corporation 4400 - 181 Bay Street, Toronto, Ontario, Canada M5J 2T3 Toronto, Ontario, Canada, M5J 2T3	Partner Chief Operating Officer
Jonathan Spinney Director	Vestcor Inc. 440 King St, Fredericton, NB E3B 5H8	Chief Investment Officer and VP Quantitative Investing

Jackson Creek Investment Advisors LLC

Jackson Creek Investment Advisors LLC ("Jackson Creek") is a Sub-Adviser for the Registrant’s Small Cap Growth Fund. The principal business address of Jackson Creek is 115 Wilcox Street, Suite 220, Castle Rock, CO 80104. Jackson Creek is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Jackson Creek has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Janus Henderson Investors US LLC

Janus Henderson Investors US LLC (“Janus”) is a Sub-Adviser for the Registrant’s Multi-Asset Capital Stability Fund. The principal business address of Janus is 151 Detroit Street, Denver, Colorado 80206. Janus is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Janus has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Jennison Associates LLC

Jennison Associates LLC (“Jennison”) is a Sub-Adviser for the Registrant’s Core Fixed Income Fund. The principal business address of Jennison is 466 Lexington Avenue, New York, New York 10017. Jennison is a registered investment adviser under the Advisers Act.

Unless otherwise noted, the principal business address of each of the companies listed below is 655 Broad Street, Newark, New Jersey 07102.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
David Hunt Director	PGIM, Inc.	Director, Chairman, Chief Executive Officer, President
Taimur Hyat Director	PGIM, Inc.	Vice President
Jurgen Muhlhauser Director	PGIM, Inc.	Director, Vice President, Controller
Pamela Sinclair Director	PGIM, Inc.	Vice President

J.P. Morgan Investment Management Inc.

J.P. Morgan Investment Management Inc. (“JPMIM”) is a Sub-Adviser for the Registrant’s High Yield Bond Fund. The principal business address of JPMIM is 383 Madison Avenue, New York, New York 10179. JPMIM is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of JPMIM has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Kettle Hill Capital Management, LLC

Kettle Hill Capital Management, LLC (“Kettle Hill”) is a Sub-Adviser for the Registrant’s Multi-Strategy Alternative Fund. The principal business address of Kettle Hill is 747 Third Avenue, 19th Floor, New York, New York 10017. Kettle Hill is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Kettle Hill has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Lazard Asset Management LLC

Lazard Asset Management (“Lazard”) is a Sub-Adviser for the Registrant’s International Equity Fund and Emerging Markets Equity Fund. The principal business address of Lazard is 30 Rockefeller Plaza, New York, New York 10112. Lazard is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Lazard has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Leeward Investments, LLC

Leeward Investments, LLC (“Leeward”) is a Sub-Adviser for the Registrant’s Small Cap and Mid-Cap Funds. The principal business address of Leeward is One Boston Place, 201 Washington Street, 29th Floor, Boston, Massachusetts 02108. Leeward is a registered investment adviser under the Advisers Act.

Since Leeward’s inception on March 1, 2022 no director, officer or partner of Leeward has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Los Angeles Capital Management LLC

Los Angeles Capital Management LLC ("Los Angeles Capital") is a Sub-Adviser for the Registrant’s Small Cap and Mid-Cap Funds. The principal business address of Los Angeles Capital is 11150 Santa Monica Blvd. Suite 200, Los Angeles, CA 90025. Los Angeles Capital is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Los Angeles Capital has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

LSV Asset Management

LSV Asset Management (“LSV”) is a Sub-Adviser for the Registrant’s Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds. The principal business address of LSV is 155 N. Wacker Drive, Chicago, Illinois 60606. LSV is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of LSV has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Mackenzie Investments Corporation

Mackenzie Investments Corporation ("Mackenzie") is a Sub-Adviser for the Registrant's Large Cap Growth Fund. The principal business address of Mackenzie is Two International Place, Suite 2320, Boston, MA 02110. Mackenzie is a registered investment adviser under the Advisers Act.

J. Luke Gould Director	Mackenzie Financial Corporation 180 Queen Street West, Toronto, Ontario, M5V 3K1 Canada	President and Chief Executive Officer
	Mackenzie Inc. 447 Portage Avenue Winnipeg, Manitoba, R3C 3B6 Canada	President and Chief Executive Officer
	MGELS Investments Limited 180 Queen Street West, Toronto, Ontario, M5V 3K1 Canada	Chief Executive Officer
	MMLP GP Inc. 180 Queen Street West Toronto, Ontario M5V 3K1 Canada	Director & Chief Executive Officer
	Northleaf Capital Group Ltd. 79 Wellington Street West, 6th Floor Toronto, Ontario M5K 1N9 Canada	Director
	China Asset Management Co., Ltd. Floor 8, Building 7, One Yuetan South St. Beijing, China	Director
	6460675 Manitoba Ltd. 447 Portage Avenue, Winnipeg, Manitoba, R3C 3B6 Canada	Director & President
	11249185 Canada Inc. 199 Bay Street, Suite 4000, Toronto, Ontario, Canada, M5L 1A9 Canada	Director
Rhonda Goldberg Director	IGM Financial Inc. Investors Group Inc. Mackenzie Inc. 447 Portage Avenue, Winnipeg, Manitoba, R3C 3B6 Canada	Executive Vice-President and General Counsel
	Mackenzie Financial Corporation 180 Queen Street West, Toronto, Ontario, M5V 3K1 Canada	Executive Vice-President and General Counsel
	Mackenzie GP Inc. 180 Queen Street West Toronto, Ontario M5V 3K1 Canada	Director
	Investors Group Financial Services Inc. Investors Group Securities Inc. 447 Portage Avenue, Winnipeg, Manitoba, R3C 3B6 Canada	Director
	I.G. Investment Management, Ltd. 447 Portage Avenue, Winnipeg, Manitoba, R3C 3B6 Canada	Assistant Secretary
	Investment Planning Counsel Inc. 5015 Spectrum Way, Suite 300 Mississauga, Ontario L4W 0E4 Canada	Director
	2023 Holdco Inc. 1209 Orange Street Wilmington, Delaware, USA 19801	Director
Cynthia Currie Director	Mackenzie Financial Corporation 180 Queen Street West, Toronto, Ontario, M5V 3K1 Canada	Executive Vice-President and Chief Human Resources Officer
	Investors Group Inc. Mackenzie Inc. 447 Portage Avenue, Winnipeg, Manitoba, R3C 3B6 Canada	Executive Vice-President and Chief Human Resources Officer

Steven Locke Director and Senior Vice-President, Chief Investment Officer	Mackenzie Financial Corporation 180 Queen Street West, Toronto, Ontario M5V 3K1 Canada	Chief Investment Officer, Fixed Income and Multi-Asset Strategies
Nick Westlind Director	Mackenzie Financial Corporation 180 Queen Street West, Toronto, Ontario M5V 3K1 Canada	Director and Senior Vice-President, Head of Business Operations and Strategy
	Strategic Charitable Giving Foundation 180 Queen Street West, Toronto, Ontario M5V 3K1 Canada	Director and Chairman of the Board
	Mackenzie Investments Asia Limited 88 Queensway, 2 Pacific Place, Suite 1011, Hong Kong, China	Director
	MGELS Investments Limited MMLP GP Inc. 180 Queen Street West, Toronto, Ontario M5V 3K1 Canada	Director
Keith Potter Director and Executive Vice-President & Chief Financial Officer	IGM Financial Inc. Investors Group Inc. Mackenzie Inc. 447 Portage Avenue Winnipeg, Manitoba, R3C 3B6 Canada	Executive Vice-President & Chief Financial Officer
	Mackenzie Financial Corporation 180 Queen Street West, Toronto, Ontario, M5V 3K1 Canada	Executive Vice-President & Chief Financial Officer
	Investors Syndicate Limited Investors Syndicate Property Corp. 447 Portage Avenue, Winnipeg, Manitoba, R3C 3B6 Canada	Director and President
	1000054111 Ontario Inc 180 Queen Street West, Toronto, Ontario, M5V 3K1 Canada	Director and President
	11249142 Canada Inc. 11263552 Canada Inc. 447 Portage Avenue, Winnipeg, Manitoba, R3C 3B6 Canada	Director and President
	14888669 Canada Inc. 447 Portage Avenue, Winnipeg, Manitoba, R3C 3B6 Canada	Director
	Investment Planning Counsel Inc. 5015 Spectrum Way, Suite 300 Mississauga, Ontario L4W 0E4 Canada	Director
	2023 Holdco Inc. 1209 Orange Street Wilmington Delaware, USA 19801	Director
Gillian Seidler Chief Compliance Officer	Mackenzie Financial Corporation 180 Queen Street West, Toronto, Ontario M5V 3K1 Canada	Vice-President & Chief Compliance Officer
	I.G. Investment Management, Ltd. 447 Portage Avenue, Winnipeg, Manitoba, R3C 3B6 Canada	Chief Compliance Officer
Michael Gold Secretary	Mackenzie Financial Corporation 180 Queen Street West, Toronto, Ontario M5V 3K1 Canada	Assistant Vice-President, Legal

Martingale Asset Management, L.P.

Martingale Asset Management, L.P. ("Martingale") is a Sub-Adviser for the Registrant’s Tax-Managed Small/Mid Cap Fund. The principal business address of Martingale is 888 Boylston Street, Suite 1400, Boston, MA 02199. Martingale is a registered investment adviser under the Advisers Act.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Martingale Asset Management Corporation (MAM Corp) General Partner	Martingale Asset Management, L.P. (MAM LP) 888 Boylston Street Boston, Massachusetts	General Partner
William E. Jacques, CFA CEO; Limited Partner	MAM Corp 888 Boylston Street Boston, Massachusetts	Director, Shareholder, President
Alan J. Strassman Chair; Limited Partner	MAM Corp 888 Boylston Street Boston, Massachusetts	Director, Shareholder, Chairman
James M. Eysenbach, CFA Chief Investments Officer; Limited Partner	MAM Corp 888 Boylston Street Boston, Massachusetts	Director, Shareholder
John R. Thomas, CFA Vice Chair; Limited Partner	Ohio Wesleyan University 61 S. Sandusky Street Delaware, Ohio Japan Society of Northern CA 500 Washington Street Suite 300 San Francisco, California	Investments Sub-Committee Vice Chairman of the Board
Jennifer N. Cooper, IACCP® President, Chief Financial Officer; Chief Compliance Officer; Limited Partner	MAM Corp 888 Boylston Street Boston, Massachusetts Providence College School of Business, Business Advisory Council	Director, Shareholder, Treasurer, Secretary Member
Marisa N. Renaud, CPA, IACCP® Vice President, Finance & Compliance; Limited Partner	MAM Corp 888 Boylston Street Boston, Massachusetts	Assistant Treasurer, Assistant Secretary

Mar Vista Investment Partners, LLC

Mar Vista Investment Partners, LLC ("Mar Vista") is a Sub-Adviser for the Registrant’s Large Cap and Tax-Managed Large Cap Funds. The principal business address of Mar Vista is 11150 Santa Monica Blvd, Suite 320, Los Angeles, California 90025. Mar Vista is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Mar Vista has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

MetLife Investment Management, LLC

The principal business address of MetLife Investment Management, LLC (MIM) is One MetLife Way, Whippany, New Jersey 07981. MIM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Steven Goulart President, Chief Executive Officer One MetLife Way Whippany, NJ 07981	MetLife, Inc.	Executive Vice President and Chief Investment Officer
	MetLife Group, Inc.	Executive Vice President and Chief Investment Officer
	Metropolitan Life Insurance Company	Executive Vice President and Chief Investment Officer
	MetLife EU Holding Company Limited	Director and Chairman
Joseph Pollaro Chief Operating Officer One MetLife Way Whippany, NJ 07981	MetLife Investments Securities, LLC	President and Chief Executive Officer
	MetLife Investment Management Limited (United Kingdom)	Director
	MetLife Asset Management Corp. (Japan)	Director
Michael Yick Chief Financial Officer One MetLife Way Whippany, NJ 07981	MetLife Investments Securities, LLC	Treasurer and Chief Financial Officer
	334 Madison Euro Investments, Inc.	Director
	Convent Station Euro Investments Four Company	Director
	Park Twenty Three Investments Company	Director

Metropolitan West Asset Management, LLC

Metropolitan West Asset Management, LLC (“MetWest”) is a Sub-Adviser for the Registrant’s Core Fixed Income Fund. The principal business address of MetWest is 865 S. Figueroa Street, Suite 1800, Los Angeles, California 90017. MetWest is a registered investment adviser under the Advisers Act.

The principal business address of The TCW Group, Inc., TCW Investment Management Company, TCW Asset Management Company and TCW LLC is 865 S. Figueroa Street, Suite 1800, Los Angeles, California 90017.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Marc Stern Chairman	The TCW Group, Inc.	Chairman
	TCW Investment Management Company LLC	Chairman
	TCW Asset Management Company LLC	Chairman
	TCW LLC	Chairman
	Los Angeles 2028 Olympic Committee (f/k/a Los Angeles 2024 Exploratory Committee) 10960 Wilshire Bldv, #1050, Los Angeles, CA 9002	Director and Board Member
	The Alliance for Southern California Innovation 16320 Los Serenos Robles, Los Gatos, CA 9503	Director
	Base Halogram 3009 Post Oak Boulevard, #1200 Houston, TX 770	Board Member
	The John F. Kennedy Center for the Performing Arts 2700 F Street, NW Washington, DC 20	Trustee
	California Institute of Technology 1200 E California Blvd, Pasadena, CA 9112	Non-voting member Board of Trustees
	Los Angeles Opera 135 No. Grand Avenue Los Angeles, CA 90	Board Member, Chairman
	Marc & Eva Stern Foundation 865 So. Figueroa Street, #1800 Los Angeles, CA 90	Officer, Director
	Milwaukee Brewers Baseball Club One Brewers Way Milwaukee, WI 53	Minority Owner & Advisor Board Member
	Performing Arts Center of Los Angeles County 135 No. Grand Avenue Los Angeles, CA 90	Director
	Metropolitan Opera Lincoln Center for the Performing Arts, 30 Lincoln Center Plaza, New York, NY 1002	Board Member

David Lippman Chief Executive Officer	The TCW Group, Inc.	President & Chief Executive Officer
	TCW Investment Management Company LLC	President & Chief Executive Officer
	TCW Asset Management Company LLC	President & Chief Executive Officer
	TCW LLC	President & Chief Executive Officer
	The Music Center, 135 N. Grand Avenue Los Angeles, CA 900	Board Member
	MWAM Holdings, LLC 865 S. Figueroa St. Los Angeles, CA 900	Member
	Stag Lodge HOA Board of Directors, 8200 Royal Street East, Park City UT 844060	Board Member
	Pasi Matti Hamalainen 2004 Revocable Trust, Pacific Palisades, CA	Trustee
Gladys Xiques Managing Director, Global Chief Compliance Officer	The TCW Group, Inc.	Global Chief Compliance Officer
	TCW Investment Management Company LLC	Managing Director, Global Chief Compliance Officer
	TCW Asset Management Company LLC	Managing Director, Global Chief Compliance Officer
	TCW LLC	Managing Director, Global Chief Compliance Officer
	Brown University, Providence, RI 02912	Committee Member, Member, President

Meredith Jackson Executive Vice President, General Counsel & Secretary	The TCW Group, Inc.	Executive Vice President, General Counsel & Secretary
	TCW Investment Management Company LLC	Executive Vice President, General Counsel & Secretary
	TCW Asset Management Company LLC	Executive Vice President, General Counsel & Secretary
	TCW LLC	Executive Vice President, General Counsel & Secretary
	SIFMA Asset Management Group 1101 New York Ave., N.W. Washington, D.C. 200	Officer of Steering Committee of Asset Management Group (Treasurer)
	SIFMA 1101 New York Ave., N.W. Washington, D.C. 2000	Chair of Advisory Board
	Institutional Investor Forums 1120 Avenue of the Americas, 6th Floor New York, NY 100	Advisory Board member
	MJ Fronty Vineyards LLC 9100 Vineyard Drive, Paso Robles, CA 934	Owner, managing member
	LA Philharmonic 111 South Grand Avenue, Los Angeles, CA 9001	Member, Board of Overseers

Richard Villa Group Managing Director, Chief Financial Officer & Assistant Secretary	The TCW Group, Inc.	Group Managing Director, Chief Financial Officer & Assistant Secretary
	TCW Investment Management Company LLC	Group Managing Director, Chief Financial Officer & Assistant Secretary
	TCW Asset Management Company LLC	Group Managing Director, Chief Financial Officer & Assistant Secretary
	TCW LLC	Group Managing Director, Chief Financial Officer & Assistant Secretary
	Goodwill of Southern California 342 San Fernando Road Los Angeles, CA 900	Board Member
	Special Olympics Southern California 1600 Forbes Way Ste 200 Long Beach, CA 90810	Board Member
	CV Restaurant Group 2276 Honolulu Avenue, Montrose, CA 9102	Partner

Mountaineer Partners Management, LLC

Mountaineer Partners Management, LLC (“Mountaineer”) is a Sub-Adviser for the Registrant’s Multi-Strategy Alternative Fund. The principal business address of Mountaineer is 950 Third Avenue, 28th Floor, New York, New York 10022. Mountaineer is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Mountaineer has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

PanAgora Asset Management, Inc.

PanAgora Asset Management, Inc. (“PanAgora”) is a Sub-Adviser for the Registrant’s Multi-Asset Accumulation Fund. The principal business address of PanAgora is One International Place, 24th Floor, Boston, Massachusetts 02110. PanAgora is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of PanAgora has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Parametric Portfolio Associates LLC

Parametric Portfolio Associates LLC (“Parametric”) is a Sub-Adviser for the Registrant’s Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Tax Managed Managed Volatility and Tax-Managed International Managed Volatility Funds. The principal business address of Parametric is 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104. Parametric is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Brian Langstraat Chief Executive Officer	Eaton Vance Corp. Two International Place Boston, MA 02110	Board of Directors

PineStone Asset Management Inc.

PineStone Asset Management Inc. ("PineStone ") is a Sub-Adviser for the Registrant's Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of PineStone is 1981 McGill College Avenue, Suite 1600, Montreal, QC, Canada H3A 2Y1. PineStone is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Nadim Rizk Chief Executive Officer, Chief Investment Officer	PineStone US Inc. 1981 McGill College Suite 1600 Montreal, QC, H3A 2Y1	Director and Officer
	Cedar Foundation 1310 Avenue Green #520 Westmount, QC, Canada	Board Member
	McGill University 1001 Sherbrooke St. Bronfman Building West Montreal, QC, Canada	Board Member

Rice Hall James & Associates, LLC

Rice Hall James & Associates, LLC (“RHJ”) is a Sub-Adviser for the Registrant’s Tax-Managed Small/Mid Cap Fund. The principal business address of RHJ is at 600 West Broadway, Suite 1000, San Diego, California 92101. RHJ is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of RHJ has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

SSGA Funds Management, Inc.

SSGA Funds Management, Inc. (“SSGA FM”) is a Sub-Adviser for a portion of the assets of the Registrant’s Large Cap Index, S&P 500 Index, Dynamic Asset Allocation and Multi-Asset Income Funds. The principal business address of SSGA FM is One Iron Street, Boston, Massachusetts 02210. SSGA FM is a registered investment adviser under the Advisers Act.

Unless otherwise noted, the principal business address of each of the companies listed below is One Iron Street, Boston, Massachusetts 02210.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Ellen Needham Chairman, Director and President, SSGA FM	State Street Global Advisors	Senior Vice President/Senior Managing Director, SSGA
Barry F.X. Smith Director, SSGA FM	State Street Global Advisors	Senior Vice President/Senior Managing Director, SSGA
Lori Heinel Director, SSGA FM	State Street Global Advisors	Executive Vice President, SSGA
Steven Lipiner Director, SSGA FM	State Street Global Advisors	Senior Vice President/Senior Managing Director and Chief Operating Officer, SSGA
Bo Trevino Treasurer, SSGA FM	State Street Global Advisors	Vice President, SSGA
Sean O’Malley, Esq. Chief Legal Officer, SSGA FM	State Street Global Advisors	Senior Vice President/Senior Managing Director and General Counsel, SSGA
Ann Carpenter Chief Operating Officer, SSGA FM	State Street Global Advisors	Managing Director, SSGA
Timothy Corbett Chief Risk Officer, SSGA FM	State Street Global Advisors	Senior Vice President/Senior Managing Director, SSGA
David Urman Clerk, SSGA FM	State Street Global Advisors	Vice President and Senior Counsel, SSGA

T. Rowe Price

T. Rowe Price Associates, Inc. ("T. Rowe Price") is a Sub-Adviser for the Registrant’s High Yield Bond Fund. The principal business address of T. Rowe Price is 100 E. Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of T. Rowe Price has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Western Asset Management Company

Western Asset Management Company, LLC (“Western Asset”) is a Sub-Adviser for the Registrant’s Core Fixed Income and Multi-Asset Income Funds. Western Asset is a direct wholly-owned subsidiary of Franklin Resources, Inc (“Resources”) and is registered as an investment adviser under the Advisers Act. During the last two fiscal years, the directors and officers of Western Asset have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Resources, other Resources subsidiaries, and/or other Resources sponsored investment companies. The names and titles of the officers and directors of Western Asset are listed in Schedules A and D of Form ADV filed by Western Asset pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-8162). The principal business address of Western Asset is located at 385 E. Colorado Blvd, Pasadena, CA 91101.

Western Asset Management Company Limited

Western Asset Management Company Limited (“Western Asset Limited”) is a Sub-Adviser for the Registrant’s Core Fixed Income and Multi-Asset Income Funds. Western Asset Limited is a direct wholly-owned subsidiary of Franklin Resources, Inc (“Resources”) and is registered as an investment adviser under the Advisers Act. During the last two fiscal years, the directors and officers of Western Asset Limited have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Resources, other Resources subsidiaries, and/or other Resources sponsored investment companies. The names and titles of the officers and directors of Western Asset Limited are listed in Schedules A and D of Form ADV filed by Western Asset Limited pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-21068). The principal business address of Western Asset Limited is located at 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom.

Item 32. Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
The Advisors’ Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
SEI Offshore Opportunity Fund II, Ltd.	September 1, 2005
ProShares Trust	November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)	January 8, 2007
SEI Offshore Advanced Strategy Series SPC	July 31, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
SEI Special Situations Fund, Ltd.	July 1, 2009
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds Trust	September 8, 2010
Adviser Managed Trust	December 10, 2010
SEI Core Property Fund, LP	January 1, 2011
New Covenant Funds	March 23, 2012
KraneShares Trust	December 18, 2012
The Advisors’ Inner Circle Fund III	February 12, 2014
SEI Catholic Values Trust	March 24, 2014
SEI Hedge Fund SPC	June 26, 2015
SEI Energy Debt Fund, LP	June 30, 2015
Gallery Trust	January 8, 2016
City National Rochdale Select Strategies Fund	March 1, 2017
Impact Shares Trust	March 1, 2018
City National Rochdale Strategic Credit Fund	May 16, 2018
Symmetry Panoramic Trust	July 23, 2018
Frost Family of Funds	May 31, 2019
SEI Vista Fund, Ltd.	January 20, 2021
Delaware Wilshire Private Markets Fund	March 22, 2021
Catholic Responsible Investments Funds	November 17, 2021
SEI Exchange Traded Funds	May 18, 2022
SEI Global Private Assets VI, L.P.	July 29, 2022
Quaker Investment Trust	June 8, 2023

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 25 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee
Paul F. Klauder	Director	—
Wayne M. Withrow	Director, President & Chief Executive Officer	—
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer & Treasurer	—
Jennifer H. Campisi	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
Donald Duncan	Anti-Money Laundering Officer	Anti-Money Laundering Compliance Officer and Privacy Officer
John C. Munch	General Counsel & Secretary	—
John P. Coary	Vice President & Assistant Secretary	—
William M. Martin	Vice President	—
Christopher Rowan	Vice President	—
Judith A. Rager	Vice President	—
Jason McGhin	Vice President	—
Gary Michael Reese	Vice President	—
Robert M. Silvestri	Vice President	—

Item 33. Location of Accounts and Records:

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained at the offices of:

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

U.S. Bank National Association
425 Walnut Street
Cincinnati, Ohio 45202

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

Acadian Asset Management LLC
260 Franklin Street
Boston, Massachusetts 02110

AllianceBernstein L.P.
501 Commerce St.
Nashville, TN 37203

AQR Capital Management, LLC
One Greenwich Plaza
Greenwich, Connecticut 06830

Allspring Global Investments, LLC
525 Market Street
San Francisco, California 94105

Ares Capital Management II LLC
2000 Avenue of the Stars
12th Floor
Los Angeles, California 90067

ArrowMark Colorado Holdings, LLC
100 Fillmore Street
Suite 325
Denver, Colorado 80206

Benefit Street Partners L.L.C.
9 West 57th Street
Suite 4920
New York, New York 10019

BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

Brandywine Global Investment Management, LLC
1735 Market Street
Suite 1800
Philadelphia, PA 19103

Brigade Capital Management, LP
399 Park Avenue
16th Floor
New York, New York 10022

Cardinal Capital Management,
L.L.C. Four Greenwich Office Park
Greenwich, Connecticut 06831

CenterSquare Investment Management LLC
630 W. Germantown Pike
Suite 300
Plymouth Meeting, Pennsylvania 19462

Ceredex Value Advisors LLC
301 East Pine Street
Suite 500
Orlando, FL 32801

Coho Partners, Ltd.
300 Berwyn Park, 801 Cassatt Road
Suite 100
Berwyn, Pennsylvania 19312

Copeland Capital Management, LLC
161 Washington Street
Suite 1325
Conshohocken, PA 19428

Cullen Capital Management LLC
645 5th Avenue
Suite 1201
New York, New York 10022

Dynamic Beta Investments LLC
12 East 49th Street
New York, NY 10017

EAM Investors, LLC
215 Highway 101
Suite 216
Solana Beach, California 92075

Easterly Investment Partners LLC
138 Conant Street
Beverly, Massachusetts, 01915

Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, California 94403-1906

Fred Alger Management, LLC
100 Pearl Street
27th Floor
New York, New York 10004

Global Credit Advisers, LLC
100 Park Avenue, 35th Floor
New York, New York 10017,

Goldman Sachs Asset Management, L.P.
200 West Street
New York, New York 10282

Hillsdale Investment Management Inc
1 First Canadian Place
100 King Street West
Suite 5900
Toronto, Ontario M5X 1E4

Janus Henderson Investors US LLC
151 Detroit Street
Denver, CO 80206

Jackson Square Partners, LLC
101 California Street
Suite 3750
San Francisco, California 94111

Jackson Creek Investment Advisors LLC
115 Wilcox Street, Suite 220
Castle Rock, CO 80104,

Jennison Associates LLC
466 Lexington Avenue
New York, New York 10017

J.P. Morgan Investment Management Inc.
383 Madison Avenue
New York, New York 10179

Kettle Hill Capital Management, LLC
747 Third Avenue, 19th Floor
New York, New York 10017-5617

Leeward Investments, LLC
One Boston Place, 201 Washington Street
29th Floor
Boston, Massachusetts 02108

Los Angeles Capital Management LLC
11150 Santa Monica Blvd., Suite 200
Los Angeles, CA 90025,

LSV Asset Management
155 N. Wacker Drive
Chicago, Illinois 60606

Mackenzie Investments Corporation
Two International Place
Suite 2320
Boston, Massachusetts 02110

Martingale Asset Management L.P.
888 Boylston Street, Suite 1400
Boston, Massachusetts 02199

Mar Vista Partners, LLC
11150 Santa Monica Boulevard, Suite 320
Los Angeles, CA 90025

MetLife Investment Management, LLC
One MetLife Way
Whippany, NJ 07981

Metropolitan West Asset Management, LLC
865 S. Figueroa Street
Suite 1800
Los Angeles, California 90017

Mountaineer Partners Management, LLC
950 Third Avenue
28th Floor
New York, New York 10022

PanAgora Asset Management Inc.
One International Place
24th Floor
Boston, Massachusetts 02110

Parametric Portfolio Associates LLC
800 Fifth Avenue
Suite 2800
Seattle, Washington 98104

PineStone Asset Management Inc.
1981 McGill College Avenue
Suite 1600
Montreal, QC, Canada H3A 2Y1

Rice Hall James & Associates, LLC
600 West Broadway, Suite 1000
San Diego, California 92101

SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210

T. Rowe Price Associates, Inc.
100 E. Pratt Street
Baltimore, MD 21202

Western Asset Management Company, LLC
385 East Colorado Boulevard
Pasadena, California 91101

Western Asset Management Company Limited
10 Exchange Square, Primrose Street
London, EC2A 2EN, United Kingdom

Item 34. Management Services:

None.

Item 35. Undertakings:

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 134 to Registration Statement No. 033-09504 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 29th day of November, 2023.

SEI INSTITUTIONAL MANAGED TRUST

By:	/S/ ROBERT A. NESHER
Robert A. Nesher
Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	*	Trustee	November 29, 2023
William M. Doran

	*	Trustee	November 29, 2023
Nina Lesavoy

	*	Trustee	November 29, 2023
James M. Williams

	*	Trustee	November 29, 2023
Hubert L. Harris, Jr.

	*	Trustee	November 29, 2023
Susan C. Cote

	*	Trustee	November 29, 2023
James B. Taylor

	*	Trustee	November 29, 2023
Christine Reynolds

	*	Trustee	November 29, 2023
Thomas Melendez

	/S/ ROBERT A. NESHER	Trustee, President & Chief Executive Officer	November 29, 2023
Robert A. Nesher

	/s/ GLENN R. KURDZIEL	Controller & Chief Financial Officer	November 29, 2023
Glenn R. Kurdziel

*By:	/S/ ROBERT A. NESHER
Robert A. Nesher
Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-99.B(d)(25)	Amended Schedule B, dated October 1, 2023, to the Investment Sub-Advisory Agreement, dated December 4, 2018, between SIMC and Copeland Capital Management, LLC with respect to the Small Cap Fund
EX-99.B(d)(29)	Amended Schedule B, dated October 1, 2023, to the Investment Sub-Advisory Agreement, dated January 11, 2016, between SIMC and EAM Investors LLC with respect to the Small Cap and Small Cap Growth Funds
EX-99.B(d)(59)	Investment Sub-Advisory Agreement, dated June 14, 2023, between SIMC and Mackenzie Investments Corporation with respect to the Large Cap Growth Fund
EX-99.B(p)(37)	The Code of Ethics for Mackenzie Investments Corporation, dated October 2012
EX-99.B(p)(45)	The Code of Ethics for PineStone Asset Management Inc., revised as of July 2023
EX-99.B(p)(48)	The Code of Ethics for T. Rowe Price Associates, Inc., revised as of February 1, 2023